ANNUAL REPORT OCTOBER 31, 2002

JPMORGAN FUNDS

[GRAPHIC]

TAX AWARE FUNDS

FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
TAX AWARE DISCIPLINED EQUITY FUND
TAX AWARE ENHANCED INCOME FUND
TAX AWARE LARGE CAP GROWTH FUND
TAX AWARE LARGE CAP VALUE FUND
TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
TAX AWARE U.S. EQUITY FUND

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

CONTENTS

President's Letter                                         1

Fund Commentaries:
  Fleming Tax Aware International Opportunities Fund       3

  Tax Aware Disciplined Equity Fund                        7

  Tax Aware Enhanced Income Fund                          10

  Tax Aware Large Cap Growth Fund                         14

  Tax Aware Large Cap Value Fund                          17

  Tax Aware Small Company Opportunities Fund              21

  Tax Aware U.S. Equity Fund                              25

Portfolio of Investments                                  29

Financial Statements                                      68

Notes to Financial Statements                             77

Financial Highlights                                     101


HIGHLIGHTS

- Sharp declines through summer months

- Difficult environment for corporate profits

- International equities outperform U.S equities

- Corporate spending is key


NOT FDIC INSURED         May lose value / No bank guarantee

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN TAX AWARE FUNDS

PRESIDENT'S LETTER                                             NOVEMBER 25, 2002

DEAR SHAREHOLDER:
We are pleased to present this annual report for the JPMorgan Tax Aware Funds. Inside, you'll find information detailing the performance of each Fund for the year ended October 31, 2002, along with a report from the Portfolio Manager.

WEAK ECONOMIC GROWTH HURTS EQUITY PRICES
Both U.S. and international equity markets experienced extreme volatility in the year ended October 31st, 2002. At the beginning of the period, markets rallied with belief that the terrorist attacks of September 11th had not dealt a devastating blow to an already weak U.S. economy. Indeed, U.S. economic growth was stronger than expected during the first few months of 2002, fuelled by a combination of inventory restocking and consumer spending. However, equity markets everywhere fell swiftly during the summer, as corporate profits disappointed and the U.S. economy weakened.

From a macro economic perspective, growth was lackluster across most of the globe, and companies had little pricing power. Consumer spending and the service sector provided the chief sources of demand, with capital expenditures remaining weak. Consequently, this was a difficult environment for companies to sustain profits.

The main motor of global demand was the U.S. consumer. Encouraged by historically low interest rates, U.S. homeowners refinanced their mortgages and spent the proceeds on areas such as home improvements and electronic goods.

All major markets fell during the last 12 months. While the S&P 500 Index fell 15.1% in the period, the MSCI All Country World Index Free (ex U.S.) declined by a lesser 10.9%. Internationally, Europe and Japan were the worst performing major markets. By contrast, the smaller Asian markets stood out as relatively sound performers, with smaller decreases thanks to a combination of continued economic growth, improving corporate returns and low valuations.

DIFFICULT ENVIRONMENT FOR STOCK SELECTION
This was a difficult environment for our style of equity research and stock selection. At JPMorgan Funds, much of our investment research focuses on identifying companies with superior long-term earnings prospects. In the 2002 nervous markets, investors were fixated by short-term considerations, resulting in the tendency for stocks with strong defensive considerations to be preferred over all others.

OUTLOOK
We believe that for the market to improve, there needs to be clear signs of a material revival in corporate spending. At present there are some signs, but the strength of these is not yet clear. For now, consumer spending continues to support U.S. growth, thanks to mortgage refinancing driven by historically low interest rates. Issues of corporate malfeasance continue to overhang equities, as does the prospect of war in Iraq.

Given reasonable equity valuations and that the Federal Funds rate was cut 50 basis points on November 5th, we are cautiously optimistic about the market's prospects going forward.

FUND FAMILY UPDATE
On October 23, 2002, the Board of Trustees approved management's proposal to merge the JPMorgan Select Large Cap Equity Fund (the "Target Fund") into the JPMorgan Tax Aware U.S.Equity Fund. The proposed merger is contingent upon approval from the Target Fund's shareholders. If approved, the merger is expected to occur on or about March 31, 2003.

SINCERELY YOURS,

/s/ George C. W. Gatch
George C. W. Gatch
President
JPMorgan Funds

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming Tax Aware International Opportunities Fund, which seeks to provide high after-tax total return by investing in equity securities of foreign companies, fell 11.1% (Institutional Shares) during the year ended October 31, 2002. This compares with a decline of 10.9% for the MSCI All Country World Index Free (ex U.S.).

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: The past 12 months have seen wildly divergent performance in the prices of foreign stocks. As in the United States, the balance sheets and earnings expectations of many companies have been questioned as there is a much tougher economic environment. At the same time, a number of companies have demonstrated resilient earnings growth and been rewarded with higher stock prices.

Although the Fund's performance is behind that of its benchmark, the best sectors for the portfolio were telecommunications, consumer non-durables and energy, where it outperformed. The worst sectors were industrial cyclicals, media and basic industries.

At the individual-securities level, one of the strongest performers was Lukoil, the Russian oil stock. Over the past year, the company has appointed westerners to the board, improving investor confidence in its corporate governance, with the result that its valuation discount to western companies has narrowed. Two European household products companies -- Reckitt Benckiser and Unilever -- performed well. Both are defensive and have benefited from management action. Reckitt Benckiser was formed from a merger which has created considerable synergies. Meanwhile, Unilever's management is improving the company's fortunes by focusing on its key products.

From a negative perspective, the stock price of Swiss-Swedish engineering group ABB collapsed after it revealed balance sheet difficulties and became the target of substantial asbestos claims. Also in Europe, Vivendi Universal fell sharply following questions over corporate strategy and concerns about the media conglomerate's financial strength. In Japan, the stock price of Fast Retailing fared poorly after sales suddenly declined.

Q: HOW WAS THE FUND MANAGED?
A: While the portfolio is broadly sector neutral, we increased our positions in defensive sectors a little as the year progressed.

Q: WHAT IS THE OUTLOOK?
A: We continue to believe that international equities offer better value than U.S. equities. Additionally, in Europe there is greater opportunity to cut costs and improve returns on equity, which is particularly attractive in an environment where sales growth is difficult to achieve. In Japan, the economic situation remains perilous with little clear policy direction from government. However, there are a number of Japanese companies with world-class management and strong positions in global markets.

                                   (UNAUDITED)

As of October 31, 2002
[CHART]

   PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

United Kingdom             27.1%
Japan                      15.2%
France                     10.6%
Switzerland                 8.9%
The Netherlands             7.1%
Spain                       6.0%
Australia                   4.4%
South Korea                 4.0%
Finland                     3.3%
Hong Kong                   2.1%
Italy                       2.1%
India                       1.7%
Sweden                      1.7%
Russia                      1.6%
Belgium                     1.1%
Singapore                   1.0%
Venezuela                   1.0%
Mexico                      0.6%
Germany                     0.3%
United States               0.2%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. VODAFONE GROUP PLC (UNITED KINGDOM) (3.3%)
 2. UNILEVER PLC (UNITED KINGDOM) (2.9%)
 3. NOKIA OYJ (FINLAND) (2.7%)
 4. GLAXOSMITHKLINE PLC (UNITED KINGDOM) (2.6%)
 5. UBS AG (SWITZERLAND) (2.4%)
 6. TOTALFINAELF SA (FRANCE) (2.4%)
 7. NOVARTIS AG (SWITZERLAND) (2.3%)
 8. BNP PARIBAS (FRANCE) (2.3%)
 9. BANCO BILBAO VIZCAYA ARGENTINA SA (SPAIN) (2.2%)
10. UNICREDITO ITALIANO SPA (ITALY) (2.1%)

TOP 10 EQUITY HOLDINGS COMPRISED 25.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($38,792 IN THOUSANDS). AS OF OCTOBER 31, 2002 THE FUND HELD 100 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

   As of October 31, 2002

   AVERAGE ANNUAL TOTAL RETURNS

                                                               SINCE
                                                             INCEPTION
                                                1 YEAR       (4/30/01)
----------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge                      (11.85%)       (19.06%)
     With Sales Charge*                        (16.95%)       (22.21%)
----------------------------------------------------------------------------
   Class B Shares
     Without CDSC                              (12.23%)       (19.42%)
     With CDSC**                               (16.62%)       (21.58%)
----------------------------------------------------------------------------
   Class C Shares
     Without CDSC                              (12.31%)       (19.47%)
     With CDSC***                              (13.18%)       (19.47%)
----------------------------------------------------------------------------
   Institutional Shares                        (11.08%)       (18.38%)
----------------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 5% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

                                   (UNAUDITED)

As of October 31, 2002
[CHART]

   LIFE OF FUND PERFORMANCE (4/30/01 TO 10/31/02)

             JPMORGAN FLEMING TAX AWARE INTERNATIONAL              MSCI ALL COUNTRY   LIPPER INTERNATIONAL
            OPPORTUNITIES FUND (INSTITUTIONAL SHARES)    WORLD INDEX FREE (EX-U.S.)            FUNDS INDEX
 4/30/01                 $  3,000,000.00                      $  3,000,000.00            $  3,000,000.00
 5/31/01                 $  2,937,900.00                      $  2,917,200.00            $  2,927,400.00
 6/30/01                 $  2,851,819.53                      $  2,805,179.52            $  2,844,847.32
 7/31/01                 $  2,719,780.29                      $  2,742,904.53            $  2,770,881.29
 8/31/01                 $  2,699,653.91                      $  2,674,880.50            $  2,715,186.58
 9/30/01                 $  2,401,612.12                      $  2,391,075.68            $  2,419,231.24
10/31/01                 $  2,485,668.54                      $  2,458,025.80            $  2,484,792.41
11/30/01                 $  2,603,737.80                      $  2,570,357.58            $  2,577,475.16
12/31/01                 $  2,641,492.00                      $  2,603,515.19            $  2,623,354.22
 1/31/02                 $  2,511,002.29                      $  2,492,084.74            $  2,517,370.71
 2/28/02                 $  2,508,993.49                      $  2,510,027.75            $  2,552,613.90
 3/31/02                 $  2,647,489.93                      $  2,646,322.26            $  2,687,647.17
 4/30/02                 $  2,681,642.55                      $  2,663,523.35            $  2,706,460.71
 5/31/02                 $  2,727,766.80                      $  2,692,555.76            $  2,745,163.09
 6/30/02                 $  2,585,377.38                      $  2,576,237.35            $  2,636,729.15
 7/31/02                 $  2,324,512.80                      $  2,325,054.21            $  2,373,583.58
 8/31/02                 $  2,348,687.73                      $  2,325,286.71            $  2,375,482.45
 9/30/02                 $  2,077,884.04                      $  2,078,806.32            $  2,119,642.99
10/31/02                 $  2,210,501.20                      $  2,190,230.34            $  2,229,652.46

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 4/30/01.

All Shares Classes were introduced on 4/30/01.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Fleming Tax Aware International Opportunities Fund, MSCI All Country World Index Free (ex U.S.), and Lipper International Funds Index from April 30, 2001 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The MSCI All Country World Index Free (ex U.S.) is an unmanaged index that measures developed and emerging foreign stock market performance. The Lipper International Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

International investing involves a greater degree of risk and increased volatility. Changes in currency exchange rates and differences in accounting and taxation policies outside the U.S. can raise or lower returns. Also, some overseas markets may not be as politically and economically stable as the United States and other nations.

                                   (UNAUDITED)

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Tax Aware Disciplined Equity Fund, which seeks to provide high after-tax total return from a portfolio of selected equity securities, fell 17.1% (Institutional Shares) during the year ended October 31, 2002. This compares with a decline of 15.1% for the S&P 500 Index.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: In spite of a renewed focus on investment fundamentals, the 12 months ended October 31, 2002 were difficult, particularly given the Fund's investment style. While the Fund is often drawn to complex situations because they may mask a stock's true value, nervousness regarding corporate accounting and indebtedness caused investors to shy away from any kind of complexity in certain equities. Additionally, such risk aversion caused investors to prefer defensive stocks with safe cashflows over those with superior long-term growth prospects that this Fund typically identifies.

This led to considerable price reductions for a few key portfolio stocks, resulting in underperformance. Most significant was the decline of more than 50% in Tyco International's share price. Tyco fell victim to concerns about its complex acquisition accounting, use of the commercial paper market and corporate malfeasance. In the energy sector, El Paso fell sharply after the energy trading market shrunk in the wake of Enron's demise. Finally, CIGNA Healthcare fell with concerns about progress on its new technology platform.

From a positive perspective, the Fund held a number of stocks that performed relatively well. Among the leaders was DTE Energy, where the stock has done well as a result of its defensive nature, and prospects for earnings growth. Ambac Financial, the monoline financial guarantee insurance company, gained thanks to its defensive qualities, robust earnings growth and cheap valuation. Additionally, Countrywide Credit and United Technologies did well.

Q: HOW WAS THE FUND MANAGED?
A: While this was a difficult year for the Fund, our risk controls have been effective and limited losses relative to the S&P 500 benchmark. The Fund's losses mean that our trading has not been encumbered by tax considerations.

Q: WHAT IS THE OUTLOOK?
A: Just as investors appeared to be overly optimistic earlier in the year, they may have become too pessimistic in the late summer and early autumn. Consequently, there are a number of attractive undervalued stocks -- particularly in market sectors where there have been substantial price declines. Our analysts are continuing to research such opportunities. We are, therefore, reasonably optimistic about the prospects for our strategy.

                                   (UNAUDITED)

As of October 31, 2002
[CHART]

   PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer Goods & Services                23.9%
Finance & Insurance                      20.9%
Technology                               15.5%
Industrial Products & Services           11.9%
Pharmaceuticals                          11.4%
Energy                                    6.0%
Telecommunications                        4.4%
Health Services & Systems                 3.2%
Utilities                                 2.5%
REITs                                     0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. MICROSOFT CORP. (3.9%)
 2. GENERAL ELECTRIC CO. (3.4%)
 3. CITIGROUP, INC. (3.3%)
 4. EXXONMOBIL CORP. (3.2%)
 5. WAL-MART STORES, INC. (2.7%)
 6. PFIZER, INC. (2.2%)
 7. AMERICAN INTERNATIONAL GROUP, INC. (2.1%)
 8. PROCTER & GAMBLE CO. (2.0%)
 9. JOHNSON & JOHNSON (2.0%)
10. THE COCA-COLA CO. (1.9%)

TOP 10 EQUITY HOLDINGS COMPRISED 26.7% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($52,126 IN THOUSANDS). AS OF OCTOBER 31, 2002 THE FUND HELD 219 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

   AVERAGE ANNUAL TOTAL RETURNS

                                                                 SINCE
                                                             INCEPTION
                            1 YEAR    3 YEARS      5 YEARS   (1/30/97)
-------------------------------------------------------------------------
   Institutional Shares    (17.13%)   (12.83%)      0.36%       3.67%
-------------------------------------------------------------------------

                                   (UNAUDITED)

As of October 31, 2002

[CHART]
   LIFE OF FUND PERFORMANCE (1/30/97 TO 10/31/02)

           JPMORGAN TAX AWARE DISCIPLINED                              LIPPER LARGE-CAP
           EQUITY FUND (INSTITUTIONAL SHARES)       S&P 500 INDEX      CORE FUNDS INDEX
 1/30/97             $   3,000,000.00             $   3,000,000.00     $   3,000,000.00
 1/31/97             $   3,009,000.00             $   3,000,000.00     $   3,000,000.00
 2/28/97             $   3,036,081.00             $   3,023,400.00     $   2,996,400.00
 3/31/97             $   2,900,975.40             $   2,899,138.26     $   2,868,154.08
 4/30/97             $   3,075,033.92             $   3,072,216.81     $   3,027,049.82
 5/31/97             $   3,302,893.93             $   3,259,314.82     $   3,210,791.74
 6/30/97             $   3,458,790.53             $   3,405,332.12     $   3,350,140.10
 7/31/97             $   3,758,667.66             $   3,676,396.56     $   3,614,801.17
 8/31/97             $   3,569,606.68             $   3,470,518.35     $   3,430,807.79
 9/30/97             $   3,752,727.50             $   3,660,702.76     $   3,607,494.39
10/31/97             $   3,623,633.68             $   3,538,435.29     $   3,496,383.56
11/30/97             $   3,779,449.93             $   3,702,264.84     $   3,610,715.31
12/31/97             $   3,844,456.46             $   3,765,943.79     $   3,676,430.32
 1/31/98             $   3,895,972.18             $   3,807,745.77     $   3,712,826.99
 2/28/98             $   4,179,988.55             $   4,082,284.24     $   3,976,066.42
 3/31/98             $   4,394,421.97             $   4,291,297.19     $   4,172,881.71
 4/30/98             $   4,463,853.83             $   4,334,639.29     $   4,215,027.81
 5/31/98             $   4,421,447.22             $   4,260,083.50     $   4,142,950.84
 6/30/98             $   4,581,945.76             $   4,433,042.89     $   4,339,741.00
 7/31/98             $   4,539,333.66             $   4,386,052.63     $   4,304,589.10
 8/31/98             $   3,857,525.74             $   3,751,829.42     $   3,660,192.11
 9/30/98             $   4,120,994.75             $   3,992,321.69     $   3,842,103.66
10/31/98             $   4,466,334.11             $   4,316,897.44     $   4,130,261.43
11/30/98             $   4,794,163.04             $   4,578,501.43     $   4,376,011.99
12/31/98             $   5,067,430.33             $   4,842,223.11     $   4,666,579.18
 1/31/99             $   5,235,162.27             $   5,044,628.04     $   4,829,909.46
 2/28/99             $   5,077,060.37             $   4,887,740.10     $   4,680,665.25
 3/31/99             $   5,281,158.20             $   5,083,249.71     $   4,868,828.00
 4/30/99             $   5,552,081.62             $   5,279,971.47     $   4,999,312.59
 5/31/99             $   5,445,481.65             $   5,155,364.15     $   4,866,830.80
 6/30/99             $   5,753,695.91             $   5,441,486.86     $   5,138,399.96
 7/31/99             $   5,561,522.47             $   5,271,712.47     $   4,987,844.84
 8/31/99             $   5,494,228.05             $   5,245,353.90     $   4,936,968.83
 9/30/99             $   5,307,973.71             $   5,101,631.21     $   4,803,176.97
10/31/99             $   5,570,718.41             $   5,424,564.46     $   5,097,611.72
11/30/99             $   5,677,676.21             $   5,534,683.12     $   5,222,503.21
12/31/99             $   5,949,069.13             $   5,860,675.96     $   5,569,799.67
 1/31/00             $   5,651,020.77             $   5,566,470.02     $   5,344,779.76
 2/29/00             $   5,528,393.62             $   5,461,263.74     $   5,343,176.33
 3/31/00             $   6,077,915.94             $   5,995,375.33     $   5,807,498.35
 4/30/00             $   5,844,523.97             $   5,814,914.54     $   5,617,593.16
 5/31/00             $   5,734,062.47             $   5,695,708.79     $   5,474,344.53
 6/30/00             $   5,872,253.37             $   5,835,823.22     $   5,674,705.54
 7/31/00             $   5,780,058.99             $   5,744,784.38     $   5,586,180.13
 8/31/00             $   6,152,872.80             $   6,101,535.49     $   5,971,626.56
 9/30/00             $   5,838,461.00             $   5,779,374.42     $   5,653,936.03
10/31/00             $   5,823,281.00             $   5,755,101.05     $   5,588,350.37
11/30/00             $   5,372,559.05             $   5,301,599.08     $   5,096,575.54
12/31/00             $   5,409,629.71             $   5,327,576.92     $   5,158,753.76
 1/31/01             $   5,647,653.42             $   5,516,705.90     $   5,304,746.49
 2/28/01             $   5,124,680.71             $   5,013,582.32     $   4,810,874.59
 3/31/01             $   4,799,775.95             $   4,695,721.20     $   4,515,486.89
 4/30/01             $   5,205,357.02             $   5,060,578.74     $   4,858,663.90
 5/31/01             $   5,261,054.34             $   5,094,484.62     $   4,885,872.41
 6/30/01             $   5,140,050.09             $   4,970,688.64     $   4,755,908.21
 7/31/01             $   5,103,041.73             $   4,921,975.89     $   4,686,947.54
 8/31/01             $   4,792,776.79             $   4,613,860.20     $   4,410,886.33
 9/30/01             $   4,368,136.77             $   4,241,521.68     $   4,076,100.06
10/31/01             $   4,452,004.99             $   4,322,534.75     $   4,172,296.02
11/30/01             $   4,805,494.19             $   4,654,073.16     $   4,445,581.41
12/31/01             $   4,842,496.50             $   4,695,029.01     $   4,495,816.48
 1/31/02             $   4,733,540.33             $   4,626,481.58     $   4,424,782.58
 2/28/02             $   4,636,976.10             $   4,537,190.49     $   4,350,446.23
 3/31/02             $   4,801,588.75             $   4,707,788.85     $   4,498,361.40
 4/30/02             $   4,492,366.44             $   4,422,496.85     $   4,263,097.10
 5/31/02             $   4,451,935.14             $   4,389,770.37     $   4,231,976.49
 6/30/02             $   4,124,272.71             $   4,077,218.72     $   3,939,546.92
 7/31/02             $   3,801,754.59             $   3,759,195.66     $   3,646,838.58
 8/31/02             $   3,836,350.55             $   3,784,006.35     $   3,676,742.66
 9/30/02             $   3,409,748.37             $   3,372,684.86     $   3,319,730.94
10/31/02             $   3,689,923.31             $   3,669,481.13     $   3,577,674.04

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/30/97.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Disciplined Equity Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from January 30, 1997 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock mar-ket. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 mini-mum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN TAX AWARE ENHANCED INCOME FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Fleming Tax Aware Enhanced Income Fund, which seeks to provide high after-tax current income consistent with principal preservation, returned 2.0% (Institutional Shares) during the year ended October 31, 2002. This compares to the 1.9% return from the Fund's benchmark index, the Merrill Lynch 3-Month U.S. Treasury Bill Index.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?
A: Interest rates were extremely volatile as forecasts ranged from a short recession and a quick recovery to a lengthy double-dip recession. Because we correctly anticipated the economic rebound in early 2002, our strategic duration was a positive contributor to performance. However, during the second half of the period, we were less successful at managing our duration positions as we tried to anticipate the ebb and flow of the economy.

The taxable sectors were much more volatile than municipal issues, presenting us with many opportunities to move successfully between markets. The price ratio (difference in prices) between two-year Treasuries and two-year AAA municipals varied from a low of 0.65% to a high of 1.11%. We increased our tax-exempt exposure as the ratio rose and reduced our exposure as it declined. For the period, the Fund's concentration in municipals ranged from 70% to 90%.

Because of increased new issuance in the municipal market, the Fund was able to buy securities in states with high tax rates (such as New York and California) at attractive prices. As the supply of these securities diminished, our positions appreciated in value, benefiting performance. The major detractor was security selection in the corporate bond market, which suffered from increased volatility and widening credit spreads in the wake of the Enron bankruptcy and the accompanying accounting scandals at several companies.

Q: HOW WAS THE FUND MANAGED?
A: Last fall, the economy was in recession and struggling to recover from the terrorist attacks of September 11. The Federal Reserve Board was supportive, aggressively cutting interest rates through the end of the year. By December, the targeted Federal Funds rate reached a low of 1.75%. During the first quarter of 2002, the economy seemed to strengthen but it faltered in the spring, and investors began to trade from one economic report to another. Yields, which rose with the strengthening economy, fell again. In fact, the yields of many instruments reached 40-year lows during September. In addition to the troubled economy, investors also had to deal with corporate governance issues, accounting fraud and credit downgrades.

Q: WHAT IS THE OUTLOOK?
A: We believe a slow, cyclical economic recovery will continue into

                                   (UNAUDITED)

As of October 31, 2002

2003, requiring the continued stimulus of low interest rates. We positioned the Fund to take advantage of future rate reductions, correctly anticipating the 50 basis-point reduction in the Federal Funds rate that occurred in November 2002. Because of their limited supply, particularly in California, we expect municipals to remain attractive relative to taxable securities through year-end and will look for opportunities to increase our municipal exposure.

                                   (UNAUDITED)

As of October 31, 2002

   AVERAGE ANNUAL TOTAL RETURNS

                                                      SINCE INCEPTION
                                  1 YEAR   3 YEARS       (4/16/99)
-------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge          1.51%    3.74%          3.58%
     With Sales Charge*            0.02%    3.23%          3.15%
-------------------------------------------------------------------------
   Institutional Shares            2.01%    4.05%          3.88%
-------------------------------------------------------------------------
   Select Shares                   1.75%    3.82%          3.65%
-------------------------------------------------------------------------

[CHART]

   LIFE OF FUND PERFORMANCE (4/16/99 TO 10/31/02)

          JPMORGAN TAX AWARE ENHANCED         MERRILL LYNCH 3-MONTH          LIPPER SHORT-INTERMEDIATE
          INCOME FUND (INSTITUTIONAL SHARES)  U.S. TREASURY BILL INDEX       INVESTMENT GRADE FUNDS INDEX
 4/16/99           $   3,000,000.00               $   3,000,000.00                 $   3,000,000.00
 4/30/99           $   3,003,000.00               $   3,000,000.00                 $   3,000,000.00
 5/31/99           $   3,011,408.40               $   3,011,700.00                 $   2,982,300.00
 6/30/99           $   3,005,385.58               $   3,024,349.14                 $   2,983,492.92
 7/31/99           $   3,015,603.89               $   3,036,748.97                 $   2,980,211.08
 8/31/99           $   3,025,856.95               $   3,048,895.97                 $   2,983,787.33
 9/30/99           $   3,036,144.86               $   3,062,616.00                 $   3,010,641.42
10/31/99           $   3,046,771.37               $   3,074,560.20                 $   3,016,963.76
11/30/99           $   3,056,825.71               $   3,086,858.44                 $   3,023,299.39
12/31/99           $   3,068,135.97               $   3,100,749.31                 $   3,018,764.44
 1/31/00           $   3,063,840.58               $   3,114,082.53                 $   3,010,613.77
 2/29/00           $   3,074,564.02               $   3,127,784.49                 $   3,032,290.19
 3/31/00           $   3,101,927.64               $   3,144,048.97                 $   3,058,064.66
 4/30/00           $   3,096,344.17               $   3,158,826.00                 $   3,054,394.98
 5/31/00           $   3,107,800.64               $   3,178,094.84                 $   3,060,503.77
 6/30/00           $   3,134,527.73               $   3,191,760.65                 $   3,107,329.48
 7/31/00           $   3,146,752.39               $   3,206,123.57                 $   3,127,837.86
 8/31/00           $   3,159,339.40               $   3,222,795.41                 $   3,160,680.15
 9/30/00           $   3,171,976.75               $   3,239,876.23                 $   3,189,442.34
10/31/00           $   3,185,299.06               $   3,256,723.58                 $   3,197,734.89
11/30/00           $   3,197,721.72               $   3,274,635.56                 $   3,234,828.62
12/31/00           $   3,226,820.99               $   3,292,646.06                 $   3,283,674.53
 1/31/01           $   3,239,405.59               $   3,314,377.52                 $   3,331,616.18
 2/28/01           $   3,250,419.57               $   3,326,972.16                 $   3,361,267.56
 3/31/01           $   3,278,373.18               $   3,342,276.23                 $   3,384,460.31
 4/30/01           $   3,273,127.78               $   3,356,982.25                 $   3,380,398.96
 5/31/01           $   3,300,622.06               $   3,370,074.48                 $   3,398,653.11
 6/30/01           $   3,311,184.05               $   3,379,847.69                 $   3,411,228.13
 7/31/01           $   3,321,448.72               $   3,391,001.19                 $   3,473,312.48
 8/31/01           $   3,341,045.27               $   3,402,191.49                 $   3,501,793.64
 9/30/01           $   3,353,073.03               $   3,416,820.92                 $   3,544,165.34
10/31/01           $   3,364,808.78               $   3,425,704.65                 $   3,589,885.08
11/30/01           $   3,365,145.26               $   3,433,241.20                 $   3,555,422.18
12/31/01           $   3,370,866.01               $   3,438,734.39                 $   3,540,489.41
 1/31/02           $   3,387,720.34               $   3,443,892.49                 $   3,557,129.71
 2/28/02           $   3,396,867.19               $   3,448,369.55                 $   3,583,096.75
 3/31/02           $   3,396,527.50               $   3,453,542.10                 $   3,538,666.35
 4/30/02           $   3,412,830.80               $   3,459,067.80                 $   3,582,545.80
 5/31/02           $   3,418,973.93               $   3,464,602.28                 $   3,610,847.93
 6/30/02           $   3,421,367.21               $   3,469,452.72                 $   3,622,041.56
 7/31/02           $   3,424,446.44               $   3,474,656.90                 $   3,646,309.24
 8/31/02           $   3,426,843.55               $   3,479,521.42                 $   3,688,241.79
 9/30/02           $   3,432,326.50               $   3,485,088.66                 $   3,737,664.23
10/31/02           $   3,432,578.47               $   3,490,316.29                 $   3,728,320.07

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of the future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

*  Sales Charge for Class A Shares is 1.50%.

The Fund commenced operations on 4/16/99.

Returns for the Select Shares prior to 5/6/99 (offering date of the Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 11/30/01 (offering date of the Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan Tax Aware Enhanced Income Fund, Merrill Lynch 3-Month U.S. Treasury Bill Index, and Lipper Short-Intermediate Investment Grade Funds Index from April 16, 1999 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that tracks the performance of the 3-Month U.S. Treasury Market. The Lipper Short-Intermediate Investment Grade Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

                                   (UNAUDITED)

As of October 31, 2002


Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Tax Aware Large Cap Growth Fund (formerly known as JPMorgan Select Large Cap Growth Fund) seeks to provide long-term capital growth while minimizing taxable capital gain distributions from a portfolio of large-cap equity securities. From January 1, 2002 through October 31, 2002, the Fund declined 24.8%, while the Russell 1000 Growth index declined 26.5% over the same time period. The Fund recently changed its fiscal year end from December 31st to October 31st.

Q: WHY DID THE FUND OUTPERFORM ITS BENCHMARK?
A: The Fund's performance was enhanced by our decision to have no exposure to the wireless communications industry, notably AT&T Wireless, Sprint PCS and Qualcomm. These and other wireless operators declined on questions about their ability to increase penetration rates, while avoiding pricing wars. There were also concerns about whether they would be able to pay for next-generation infrastructure build-out programs. Also aiding performance was our decision to underweight General Electric (GE) relative to the benchmark. Several issues, including the transparency of financial reporting at its GE Capital unit, hurt the company's stock.

A major detractor to performance was a position in Tyco International, which fell substantially on news of a planned company breakup, accusations of fraudulent accounting practices, charges to past earnings and the resignation of its chairman. A position in Home Depot also negatively affected performance. Home Depot fell on persistently lower sales per store relative to its competition and on concerns that management was trying to change too many things at once in order to make up the difference.

Q: HOW WAS THE FUND MANAGED?
A: The change in the Fund's benchmark to the Russell 1000 Growth index on December 31, 2001 precipitated the majority of changes in the portfolio's make-up. Specifically, we increased the Fund's exposure to the pharmaceutical sector, while we reduced its weighting in the retail sector and broadened its holdings in the technology sector.

Q: WHAT IS THE OUTLOOK?
A: Given the fact that equity valuations are reasonable and the Federal Reserve cut the Fed Funds rate 50 basis points on November 6, we are cautiously optimistic about the market's prospects going forward. Currently, our focus is to keep close tabs on consumer spending patterns as a guide to future economic and earnings performance. The most recent rate cut should allow the refinancing boom to continue to unlock consumer capital and support spending. We are also looking for signs of a rebound in corporate spending, which to date we have not seen. We continue to search for companies that possess stable earnings growth at reasonable valuations.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

   PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                               27.4%
Consumer goods & services                27.3%
Pharmaceuticals                          25.1%
Finance & Insurance                      11.2%
Industrial Products & Services            4.8%
Energy                                    1.2%
Telecommunications                        1.2%
Health Services & Systems                 0.9%
Short-Term Investments                    0.9%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. MICROSOFT CORP. (8.0%)
 2. PFIZER, INC. (5.9%)
 3. WAL-MART STORES, INC. (5.5%)
 4. JOHNSON & JOHNSON (4.9%)
 5. GENERAL ELECTRIC CO. (4.8%)
 6. INTERNATIONAL BUSINESS MACHINES CORP. (4.5%)
 7. INTEL CORP. (4.1%)
 8. THE COCA-COLA CO. (2.9%)
 9. COLGATE-PALMOLIVE CO. (2.9%)
10. HOME DEPOT, INC. (2.8%)

TOP 10 EQUITY HOLDINGS COMPRISED 46.3% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($118,636 IN THOUSANDS). AS OF OCOTBER 31, 2002 THE FUND HELD 46 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

   AVERAGE ANNUAL TOTAL RETURNS

                             1 YEAR   3 YEARS      5 YEARS    10 YEARS
----------------------------------------------------------------------
   Select Shares            (19.81%)  (19.07%)     (0.88%)      7.48%
----------------------------------------------------------------------

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

   LIFE OF FUND PERFORMANCE (10/31/92 TO 10/31/02)

           JPMORGAN TAX AWARE LARGE CAP        RUSSELL 1000         S&P 500/BARRA          LIPPER LARGE CAP GROWTH
           GROWTH FUND (SELECT SHARES)         GROWTH INDEX         GROWTH INDEX           FUNDS INDEX
10/31/92         $   1,000,000.00            $   1,000,000.00      $   1,000,000.00            $   1,000,000.00
11/30/92         $   1,034,700.00            $   1,043,500.00      $   1,040,400.00            $   1,051,000.00
12/31/92         $   1,027,767.51            $   1,053,935.00      $   1,047,266.64            $   1,066,449.70
 1/31/93         $   1,016,153.74            $   1,041,814.75      $   1,035,956.16            $   1,071,035.43
 2/28/93         $   1,020,726.43            $   1,025,354.07      $   1,027,564.92            $   1,051,649.69
 3/31/93         $   1,046,754.95            $   1,045,143.41      $   1,042,053.58            $   1,085,197.32
 4/30/93         $   1,024,563.75            $   1,003,337.67      $     994,014.91            $   1,051,664.72
 5/31/93         $   1,046,182.04            $   1,038,454.49      $   1,029,401.84            $   1,091,417.65
 6/30/93         $   1,030,175.46            $   1,028,900.71      $   1,020,651.93            $   1,100,148.99
 7/31/93         $   1,028,630.19            $   1,010,483.39      $     999,626.50            $   1,092,667.97
 8/31/93         $   1,062,677.85            $   1,051,913.21      $   1,036,112.86            $   1,138,013.70
 9/30/93         $   1,062,571.59            $   1,044,023.86      $   1,020,260.34            $   1,155,083.90
10/31/93         $   1,078,722.67            $   1,073,047.72      $   1,058,214.02            $   1,168,251.86
11/30/93         $   1,072,573.96            $   1,065,965.60      $   1,057,473.27            $   1,144,653.17
12/31/93         $   1,098,744.76            $   1,084,406.81      $   1,064,875.58            $   1,180,251.88
 1/31/94         $   1,131,926.85            $   1,109,456.61      $   1,087,663.92            $   1,223,213.05
 2/28/94         $   1,110,646.63            $   1,089,264.50      $   1,068,194.74            $   1,203,397.00
 3/31/94         $   1,059,001.56            $   1,036,653.02      $   1,018,844.14            $   1,144,550.89
 4/30/94         $   1,060,590.06            $   1,041,525.29      $   1,023,428.94            $   1,150,159.19
 5/31/94         $   1,084,029.10            $   1,057,252.32      $   1,040,110.83            $   1,157,060.14
 6/30/94         $   1,059,530.04            $   1,026,063.38      $   1,017,956.47            $   1,113,901.80
 7/31/94         $   1,086,759.97            $   1,061,154.75      $   1,050,429.28            $   1,145,870.78
 8/31/94         $   1,124,361.86            $   1,120,261.07      $   1,106,522.21            $   1,204,653.95
 9/30/94         $   1,095,803.07            $   1,104,913.49      $   1,090,698.94            $   1,175,983.19
10/31/94         $   1,123,526.89            $   1,130,989.45      $   1,116,112.22            $   1,206,088.36
11/30/94         $   1,098,921.65            $   1,094,797.79      $   1,079,503.74            $   1,161,583.70
12/31/94         $   1,125,845.23            $   1,113,190.39      $   1,098,179.16            $   1,170,644.05
 1/31/95         $   1,152,077.42            $   1,136,901.34      $   1,125,414.00            $   1,179,775.07
 2/28/95         $   1,204,381.74            $   1,184,537.51      $   1,169,305.15            $   1,220,359.34
 3/31/95         $   1,236,177.41            $   1,219,126.00      $   1,206,021.33            $   1,255,017.54
 4/30/95         $   1,254,349.22            $   1,245,824.86      $   1,237,377.88            $   1,289,279.52
 5/31/95         $   1,287,965.78            $   1,289,304.15      $   1,281,676.01            $   1,331,954.67
 6/30/95         $   1,328,279.11            $   1,339,071.29      $   1,330,764.20            $   1,400,017.56
 7/31/95         $   1,366,002.24            $   1,394,776.66      $   1,373,215.58            $   1,476,178.51
 8/31/95         $   1,382,940.67            $   1,396,310.91      $   1,368,683.97            $   1,484,445.11
 9/30/95         $   1,430,928.71            $   1,460,680.85      $   1,436,296.96            $   1,539,518.02
10/31/95         $   1,417,621.07            $   1,461,703.32      $   1,447,787.33            $   1,530,742.77
11/30/95         $   1,496,015.51            $   1,518,563.58      $   1,499,907.68            $   1,578,961.17
12/31/95         $   1,499,605.95            $   1,527,219.39      $   1,516,856.63            $   1,579,592.75
 1/31/96         $   1,525,849.06            $   1,578,381.24      $   1,574,800.56            $   1,626,032.78
 2/29/96         $   1,548,584.21            $   1,607,265.62      $   1,589,131.24            $   1,662,618.52
 3/31/96         $   1,557,875.71            $   1,609,355.07      $   1,582,456.89            $   1,663,449.83
 4/30/96         $   1,574,700.77            $   1,651,681.10      $   1,613,314.80            $   1,703,039.93
 5/31/96         $   1,593,597.18            $   1,709,324.77      $   1,672,684.78            $   1,753,279.61
 6/30/96         $   1,598,218.61            $   1,711,717.83      $   1,693,593.34            $   1,737,500.09
 7/31/96         $   1,497,371.02            $   1,611,411.16      $   1,615,518.69            $   1,644,543.84
 8/31/96         $   1,531,660.81            $   1,652,985.57      $   1,639,428.37            $   1,693,880.15
 9/30/96         $   1,617,127.49            $   1,773,322.92      $   1,753,204.70            $   1,811,774.21
10/31/96         $   1,631,681.63            $   1,783,962.86      $   1,791,249.24            $   1,834,421.39
11/30/96         $   1,765,805.86            $   1,917,938.47      $   1,925,055.56            $   1,953,108.45
12/31/96         $   1,716,363.30            $   1,880,346.88      $   1,880,586.77            $   1,904,671.36
 1/31/97         $   1,757,727.66            $   2,012,159.19      $   2,027,836.72            $   2,025,427.53
 2/28/97         $   1,738,392.65            $   1,998,476.51      $   2,044,870.54            $   1,996,261.37
 3/31/97         $   1,676,158.19            $   1,890,358.93      $   1,947,739.19            $   1,894,052.79
 4/30/97         $   1,790,807.41            $   2,015,878.76      $   2,104,921.75            $   1,998,036.29
 5/31/97         $   1,926,013.37            $   2,161,425.21      $   2,229,743.61            $   2,133,702.95
 6/30/97         $   2,020,580.63            $   2,247,882.22      $   2,342,791.61            $   2,223,105.11
 7/31/97         $   2,222,032.52            $   2,446,595.01      $   2,528,340.70            $   2,435,633.95
 8/31/97         $   2,104,487.00            $   2,303,469.20      $   2,360,206.05            $   2,302,891.90
 9/30/97         $   2,208,448.66            $   2,416,799.88      $   2,480,576.55            $   2,430,011.54
10/31/97         $   2,150,808.15            $   2,327,378.29      $   2,405,911.20            $   2,345,690.14
11/30/97         $   2,229,097.56            $   2,426,291.86      $   2,536,552.18            $   2,397,764.46
12/31/97         $   2,280,366.81            $   2,453,466.33      $   2,567,751.77            $   2,430,374.05
 1/31/98         $   2,313,432.13            $   2,526,824.98      $   2,654,028.23            $   2,473,391.68
 2/28/98         $   2,508,685.80            $   2,716,842.22      $   2,838,483.19            $   2,662,358.80
 3/31/98         $   2,615,555.81            $   2,825,244.22      $   2,985,232.77            $   2,786,158.48
 4/30/98         $   2,694,545.60            $   2,864,232.59      $   3,010,308.73            $   2,832,965.95
 5/31/98         $   2,617,481.59            $   2,782,888.38      $   2,949,801.52            $   2,769,507.51
 6/30/98         $   2,775,315.74            $   2,953,479.44      $   3,160,122.37            $   2,927,923.34
 7/31/98         $   2,745,897.39            $   2,933,986.48      $   3,158,226.30            $   2,926,459.38
 8/31/98         $   2,356,254.55            $   2,493,595.11      $   2,747,341.06            $   2,448,568.56
 9/30/98         $   2,549,938.67            $   2,685,103.21      $   2,931,138.17            $   2,626,579.49
10/31/98         $   2,777,138.21            $   2,900,985.51      $   3,177,060.66            $   2,795,993.87
11/30/98         $   2,947,099.07            $   3,121,750.51      $   3,392,147.67            $   2,988,078.65
12/31/98         $   3,212,043.27            $   3,403,332.40      $   3,650,290.11            $   3,316,767.30
 1/31/99         $   3,441,704.37            $   3,603,108.02      $   3,873,322.84            $   3,532,025.50
 2/28/99         $   3,322,965.57            $   3,438,445.98      $   3,721,488.58            $   3,386,859.25
 3/31/99         $   3,534,638.47            $   3,619,652.08      $   3,901,608.63            $   3,579,232.86
 4/30/99         $   3,585,890.73            $   3,624,357.63      $   3,894,195.57            $   3,591,402.25
 5/31/99         $   3,472,576.58            $   3,513,089.85      $   3,780,874.48            $   3,472,526.84
 6/30/99         $   3,731,630.80            $   3,759,006.14      $   4,051,585.09            $   3,713,867.45
 7/31/99         $   3,661,102.97            $   3,639,469.74      $   3,923,555.00            $   3,597,252.01
 8/31/99         $   3,717,483.96            $   3,698,793.10      $   3,978,092.42            $   3,597,971.46
 9/30/99         $   3,691,461.57            $   3,621,118.45      $   3,910,464.85            $   3,561,631.95
10/31/99         $   3,882,310.14            $   3,894,512.89      $   4,181,069.01            $   3,834,809.12
11/30/99         $   4,034,496.69            $   4,104,427.13      $   4,360,018.77            $   4,024,248.69
12/31/99         $   4,411,318.68            $   4,531,287.56      $   4,682,660.16            $   4,471,342.72
 1/31/00         $   4,188,988.22            $   4,318,770.17      $   4,370,794.99            $   4,292,041.88
 2/29/00         $   4,433,625.14            $   4,529,958.03      $   4,462,581.69            $   4,517,803.28
 3/31/00         $   4,682,794.87            $   4,854,303.03      $   4,875,370.49            $   4,834,953.07
 4/30/00         $   4,441,630.93            $   4,623,238.20      $   4,634,039.65            $   4,460,727.70
 5/31/00         $   4,067,201.44            $   4,390,227.00      $   4,444,970.83            $   4,203,789.79
 6/30/00         $   4,444,637.74            $   4,723,006.20      $   4,803,679.98            $   4,481,660.29
 7/31/00         $   4,313,965.39            $   4,526,056.84      $   4,589,916.22            $   4,390,682.59
 8/31/00         $   4,627,590.67            $   4,935,664.99      $   4,855,672.37            $   4,770,476.63
 9/30/00         $   4,049,604.60            $   4,468,751.08      $   4,381,758.75            $   4,406,489.27
10/31/00         $   3,847,124.37            $   4,257,379.15      $   4,267,833.02            $   4,173,385.98
11/30/00         $   3,392,009.56            $   3,629,841.47      $   3,814,162.37            $   3,613,317.59
12/31/00         $   3,321,116.56            $   3,515,138.48      $   3,649,009.14            $   3,590,915.02
 1/31/01         $   3,487,504.50            $   3,758,034.55      $   3,753,005.90            $   3,695,410.64
 2/28/01         $   3,010,065.13            $   3,119,920.28      $   3,312,027.71            $   3,123,361.08
 3/31/01         $   2,728,323.03            $   2,780,472.95      $   3,013,614.01            $   2,798,843.86
 4/30/01         $   3,051,902.15            $   3,132,202.78      $   3,283,031.10            $   3,099,439.69
 5/31/01         $   3,012,227.42            $   3,086,159.40      $   3,290,910.38            $   3,075,883.95
 6/30/01         $   2,969,755.01            $   3,014,560.50      $   3,246,154.00            $   2,987,298.49
 7/31/01         $   2,922,535.91            $   2,939,196.49      $   3,237,714.00            $   2,880,353.20
 8/31/01         $   2,708,606.28            $   2,698,770.22      $   3,020,139.62            $   2,661,446.36
 9/30/01         $   2,433,953.60            $   2,429,432.95      $   2,817,488.25            $   2,393,704.86
10/31/01         $   2,566,117.28            $   2,556,978.18      $   2,921,171.81            $   2,493,043.61
11/30/01         $   2,731,888.46            $   2,802,703.78      $   3,179,987.64            $   2,721,406.40
12/31/01         $   2,738,171.80            $   2,797,378.65      $   3,184,757.62            $   2,733,924.87
 1/31/02         $   2,713,254.44            $   2,747,865.04      $   3,179,662.01            $   2,672,138.17
 2/28/02         $   2,635,655.36            $   2,633,828.64      $   3,085,861.98            $   2,561,511.65
 3/31/02         $   2,683,624.29            $   2,724,959.12      $   3,159,305.49            $   2,664,484.42
 4/30/02         $   2,439,414.48            $   2,502,602.45      $   2,933,099.22            $   2,487,029.76
 5/31/02         $   2,399,164.14            $   2,442,039.47      $   2,876,197.09            $   2,441,765.82
 6/30/02         $   2,176,041.87            $   2,216,150.82      $   2,645,526.09            $   2,243,006.08
 7/31/02         $   2,074,420.72            $   2,094,262.53      $   2,518,540.84            $   2,074,107.72
 8/31/02         $   2,094,127.72            $   2,100,545.31      $   2,534,407.64            $   2,085,515.31
 9/30/02         $   1,864,611.32            $   1,882,718.76      $   2,272,096.45            $   1,883,428.88
10/31/02         $   2,057,428.60            $   2,055,364.07      $   2,482,265.37            $   2,028,452.90

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Large Cap Growth Fund, Russell 1000 Growth Index, S&P 500/BARRA Growth Index, and Lipper Large-Cap Growth Funds Index from October 31, 1992 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The S&P 500/BARRA Growth Index contains large U.S. companies with high price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Growth Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN TAX AWARE LARGE CAP VALUE FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Tax Aware Large Cap Value Fund (formerly known as JPMorgan Select Equity Income Fund), seeks to provide income and capital appreciation while minimizing taxable capital gain distributions from a portfolio of large-cap equity securities. From January 1, 2002 through October 31, 2002, the Fund declined 17.9%, while the Fund's benchmark, the Russell 1000 Value Index, declined 16.9%. The Fund recently changed its fiscal year end from December 31st to October 31st.

Q: WHY DID THE FUND PERFORM THIS WAY?
A: Most of the Fund's underperformance was due to a position in Tyco International, which fell substantially over this reporting period. Tyco was beset by a number of issues including the forced sale of its CIT subsidiary at a significant discount to the price paid in 2001, accounting-related questions, a liquidity squeeze, and finally the resignation of both its chairman and CFO, who were later charged with defrauding investors. To a lesser degree, an investment in Cigna also detracted from performance. Cigna was hurt by numerous, unexpected charges to earnings in non-core businesses and poor enrollment trends despite positive industry fundamentals. By not owning WorldCom or most other companies in the beleaguered telecommunications sector, the Fund's performance was enhanced relative to the benchmark. WorldCom's stock collapsed when it filed the largest bankruptcy in U.S. history amidst allegations that senior management had committed massive accounting fraud. The Fund also benefited from an investment in Allstate, an insurance company that specializes in automobile and homeowners' insurance. Allstate's stock appreciated substantially due to superior execution of the company's business strategy in a positive pricing environment for homeowner's insurance.

Q: HOW WAS THE FUND MANAGED?
A: Prior to October 31, 2002, when the Fund was known as the JP Morgan Select Equity Income Fund, the Fund was weighted more toward traditional growth sectors, such as healthcare, technology and media, which suffered during the recent bear market. With a new objective, investment strategy, name and portfolio managers, the Fund shifted to a value-oriented strategy with a lower overall multiple by investing, for the most part, in traditional value sectors, such as finance, utilities and energy. At present, the Fund is positioned defensively, both because it favors well-managed, high quality companies with greater earnings visibility and by its underweighting of companies with economically sensitive business lines, such as those in the industrial and consumer cyclical sectors.

                                   (UNAUDITED)

As of October 31, 2002


Q: WHAT IS THE OUTLOOK?
A: Equities will likely remain volatile until a number of issues are resolved. These include weak corporate earnings and capital spending, relatively anemic economic growth, declining consumer spending and rising geopolitical risk, particularly as concerns a potential war with Iraq. Even so, broad equity valuations are at or near a five-year low, which, combined with the recent interest rate cut by the Fed, may be enough to tempt investors back into the markets over the coming months. For our part, we will continue to seek value wherever we can find it. This means pursuing rigorous, company-by-company analysis, regardless of sector. We will also continue to follow the health of the economy very closely with an eye toward re-entering certain sectors that are leveraged to an economic rebound, such as consumer and industrial cyclicals.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

   PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                      30.0%
Consumer goods & services                19.5%
Energy                                   10.9%
Industrial Products & Services            9.9%
Utilities                                 7.7%
Telecommunications                        5.5%
Technology                                5.3%
Short-Term Investments                    3.3%
Pharmaceuticals                           2.9%
Health services & systems                 2.6%
REITs                                     2.4%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. EXXONMOBIL CORP. (5.8%)
 2. CITIGROUP, INC. (4.8%)
 3. PHILIP MORRIS COMPANIES, INC. (3.9%)
 4. VERIZON COMMUNICATIONS, INC. (3.5%)
 5. AMBAC FINANCIAL GROUP, INC. (3.3%)
 6. CHEVRONTEXACO CORP. (2.9%)
 7. THE ALLSTATE CORP. (2.9%)
 8. DTE ENERGY CO. (2.9%)
 9. ENTERGY CORP. (2.9%)
10. PROCTER & GAMBLE CO. (2.7%)

TOP 10 EQUITY HOLDINGS COMPRISED 35.6% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($117,877 IN THOUSANDS). AS OF OCOTBER 31, 2002 THE FUND HELD 49 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

   AVERAGE ANNUAL TOTAL RETURNS

                            1 YEAR     3 YEARS     5 YEARS    10 YEARS
----------------------------------------------------------------------
   Select Shares            (12.03%)   (9.75%)     (3.07%)      7.27%
----------------------------------------------------------------------

                                   (UNAUDITED)

As of October 31, 2002
[CHART]

   TEN YEAR PERFORMANCE (10/31/92 TO 10/31/02)

             JPMORGAN TAX AWARE
             LARGE CAP VALUE FUND                                                      LIPPER EQUITY INCOME
             (SELECT SHARES)          RUSSELL 1000 VALUE INDEX      S&P 500 INDEX      FUNDS INDEX
10/31/92       $   1,000,000.00            $   1,000,000.00       $   1,000,000.00        $   1,000,000.00
11/30/92       $   1,055,400.00            $   1,032,800.00       $   1,034,000.00        $   1,024,200.00
12/31/92       $   1,073,236.26            $   1,057,380.64       $   1,046,718.20        $   1,043,967.06
 1/31/93       $   1,099,959.84            $   1,088,044.68       $   1,055,510.63        $   1,060,879.33
 2/28/93       $   1,107,329.57            $   1,126,343.85       $   1,069,865.58        $   1,082,415.18
 3/31/93       $   1,153,615.95            $   1,159,570.99       $   1,092,439.74        $   1,115,645.32
 4/30/93       $   1,131,927.97            $   1,144,728.49       $   1,066,002.70        $   1,106,608.60
 5/31/93       $   1,176,639.12            $   1,167,737.53       $   1,094,571.57        $   1,123,539.71
 6/30/93       $   1,184,169.62            $   1,193,544.53       $   1,097,745.83        $   1,135,673.94
 7/31/93       $   1,171,143.75            $   1,206,912.23       $   1,093,354.85        $   1,144,872.89
 8/31/93       $   1,214,241.84            $   1,250,481.76       $   1,134,792.99        $   1,183,569.60
 9/30/93       $   1,229,784.14            $   1,252,482.53       $   1,126,055.09        $   1,184,516.45
10/31/93       $   1,231,382.85            $   1,251,605.79       $   1,149,364.43        $   1,199,086.01
11/30/93       $   1,195,426.48            $   1,225,822.71       $   1,138,445.47        $   1,177,982.09
12/31/93       $   1,215,987.81            $   1,249,113.34       $   1,152,220.66        $   1,199,185.77
 1/31/94       $   1,251,129.86            $   1,296,329.83       $   1,191,396.16        $   1,236,600.37
 2/28/94       $   1,225,481.70            $   1,251,995.35       $   1,159,109.32        $   1,205,932.68
 3/31/94       $   1,167,516.41            $   1,205,421.12       $   1,108,572.16        $   1,157,695.37
 4/30/94       $   1,177,557.05            $   1,228,565.21       $   1,122,761.88        $   1,172,861.18
 5/31/94       $   1,190,039.16            $   1,242,693.71       $   1,141,175.18        $   1,186,231.80
 6/30/94       $   1,164,096.30            $   1,212,869.06       $   1,113,216.38        $   1,168,794.19
 7/31/94       $   1,194,013.58            $   1,250,589.28       $   1,149,729.88        $   1,201,754.19
 8/31/94       $   1,235,565.25            $   1,286,481.20       $   1,196,868.81        $   1,241,772.60
 9/30/94       $   1,205,788.13            $   1,243,770.02       $   1,167,545.52        $   1,218,303.10
10/31/94       $   1,216,157.91            $   1,261,058.42       $   1,193,815.29        $   1,224,881.93
11/30/94       $   1,163,376.65            $   1,210,111.66       $   1,150,360.42        $   1,179,071.35
12/31/94       $   1,172,450.99            $   1,224,027.95       $   1,167,385.75        $   1,188,150.20
 1/31/95       $   1,176,437.33            $   1,261,728.01       $   1,197,621.04        $   1,209,418.09
 2/28/95       $   1,235,141.55            $   1,311,566.27       $   1,244,328.26        $   1,248,361.35
 3/31/95       $   1,274,048.51            $   1,340,289.57       $   1,281,035.95        $   1,277,822.68
 4/30/95       $   1,307,046.36            $   1,382,642.72       $   1,318,826.51        $   1,308,490.42
 5/31/95       $   1,358,282.58            $   1,440,851.98       $   1,371,579.57        $   1,348,661.08
 6/30/95       $   1,399,302.71            $   1,460,303.48       $   1,403,400.21        $   1,366,598.27
 7/31/95       $   1,463,670.64            $   1,511,122.04       $   1,449,993.10        $   1,404,043.06
 8/31/95       $   1,474,355.43            $   1,532,428.86       $   1,453,618.08        $   1,421,312.79
 9/30/95       $   1,497,797.69            $   1,587,902.78       $   1,514,960.77        $   1,465,515.62
10/31/95       $   1,469,639.09            $   1,572,182.55       $   1,509,506.91        $   1,444,705.30
11/30/95       $   1,535,331.96            $   1,651,892.20       $   1,575,774.26        $   1,505,527.39
12/31/95       $   1,554,523.61            $   1,693,354.70       $   1,606,186.70        $   1,542,713.92
 1/31/96       $   1,607,532.86            $   1,746,187.36       $   1,660,797.05        $   1,578,042.07
 2/29/96       $   1,630,038.32            $   1,759,458.39       $   1,676,242.47        $   1,589,561.78
 3/31/96       $   1,661,498.06            $   1,789,369.18       $   1,692,334.39        $   1,609,590.25
 4/30/96       $   1,667,977.90            $   1,796,168.78       $   1,717,211.71        $   1,624,398.48
 5/31/96       $   1,689,661.62            $   1,818,620.89       $   1,761,515.77        $   1,648,439.58
 6/30/96       $   1,698,954.76            $   1,820,075.79       $   1,768,209.53        $   1,650,912.24
 7/31/96       $   1,645,267.78            $   1,751,276.92       $   1,690,054.67        $   1,596,927.41
 8/31/96       $   1,686,893.06            $   1,801,363.44       $   1,725,714.82        $   1,633,017.97
 9/30/96       $   1,752,513.20            $   1,873,057.71       $   1,822,872.57        $   1,693,113.03
10/31/96       $   1,802,810.33            $   1,945,545.04       $   1,873,183.85        $   1,733,070.50
11/30/96       $   1,915,846.54            $   2,086,597.06       $   2,014,796.55        $   1,832,028.82
12/31/96       $   1,904,159.87            $   2,059,888.61       $   1,974,903.58        $   1,820,303.84
 1/31/97       $   2,007,174.92            $   2,159,793.21       $   2,098,335.05        $   1,886,926.96
 2/28/97       $   2,030,859.59            $   2,191,542.17       $   2,114,702.06        $   1,912,966.55
 3/31/97       $   1,963,231.96            $   2,112,646.65       $   2,027,787.81        $   1,850,986.44
 4/30/97       $   2,028,214.94            $   2,201,377.81       $   2,148,846.74        $   1,906,145.83
 5/31/97       $   2,138,955.47            $   2,324,434.83       $   2,279,711.51        $   2,015,939.83
 6/30/97       $   2,233,283.41            $   2,424,153.09       $   2,381,842.58        $   2,092,142.36
 7/31/97       $   2,351,424.10            $   2,606,449.40       $   2,571,437.25        $   2,218,089.33
 8/31/97       $   2,270,064.83            $   2,513,659.80       $   2,427,436.77        $   2,147,110.47
 9/30/97       $   2,408,084.77            $   2,665,484.85       $   2,560,460.30        $   2,255,968.97
10/31/97       $   2,356,792.57            $   2,591,117.83       $   2,474,940.93        $   2,189,869.08
11/30/97       $   2,435,980.80            $   2,705,645.23       $   2,589,530.69        $   2,262,572.73
12/31/97       $   2,499,559.89            $   2,784,650.08       $   2,634,070.62        $   2,314,838.16
 1/31/98       $   2,490,311.52            $   2,745,108.04       $   2,663,308.81        $   2,313,912.23
 2/28/98       $   2,571,993.74            $   2,929,853.82       $   2,855,333.37        $   2,438,863.49
 3/31/98       $   2,707,537.81            $   3,109,160.87       $   3,001,526.44        $   2,549,344.00
 4/30/98       $   2,679,379.42            $   3,129,992.25       $   3,031,841.86        $   2,548,069.33
 5/31/98       $   2,653,657.38            $   3,083,668.36       $   2,979,694.18        $   2,516,728.08
 6/30/98       $   2,662,414.45            $   3,123,139.32       $   3,100,669.76        $   2,537,113.58
 7/31/98       $   2,577,217.18            $   3,068,172.06       $   3,067,802.66        $   2,471,656.05
 8/31/98       $   2,237,539.96            $   2,611,628.06       $   2,624,198.40        $   2,173,574.33
 9/30/98       $   2,393,048.99            $   2,761,535.51       $   2,792,409.51        $   2,285,296.05
10/31/98       $   2,536,153.31            $   2,975,554.51       $   3,019,432.41        $   2,420,357.04
11/30/98       $   2,631,259.06            $   3,114,215.36       $   3,202,410.01        $   2,522,738.15
12/31/98       $   2,796,239.01            $   3,220,098.68       $   3,386,868.83        $   2,587,320.24
 1/31/99       $   2,816,931.18            $   3,245,859.47       $   3,528,439.94        $   2,583,956.73
 2/28/99       $   2,734,395.09            $   3,200,092.85       $   3,418,705.46        $   2,536,153.53
 3/31/99       $   2,757,090.57            $   3,266,334.77       $   3,555,453.68        $   2,589,666.37
 4/30/99       $   2,921,413.17            $   3,571,410.44       $   3,693,049.74        $   2,773,532.68
 5/31/99       $   2,861,816.34            $   3,532,124.92       $   3,605,893.76        $   2,734,703.22
 6/30/99       $   2,955,683.92            $   3,634,556.55       $   3,806,020.87        $   2,820,846.37
 7/31/99       $   2,867,900.10            $   3,528,064.04       $   3,687,273.02        $   2,749,478.96
 8/31/99       $   2,766,376.44            $   3,397,172.86       $   3,668,836.65        $   2,685,416.10
 9/30/99       $   2,697,770.31            $   3,278,271.81       $   3,568,310.53        $   2,590,352.37
10/31/99       $   2,743,362.62            $   3,467,100.27       $   3,794,184.58        $   2,677,647.25
11/30/99       $   2,776,282.97            $   3,440,056.89       $   3,871,206.53        $   2,662,652.42
12/31/99       $   2,867,622.68            $   3,456,569.16       $   4,099,220.59        $   2,695,669.31
 1/31/00       $   2,793,924.78            $   3,343,885.01       $   3,893,439.72        $   2,593,503.44
 2/29/00       $   2,722,120.91            $   3,095,434.35       $   3,819,853.71        $   2,447,489.20
 3/31/00       $   2,973,644.89            $   3,473,077.34       $   4,193,435.40        $   2,673,881.95
 4/30/00       $   2,937,366.42            $   3,432,789.64       $   4,067,213.00        $   2,653,560.45
 5/31/00       $   2,886,256.24            $   3,468,833.93       $   3,983,835.13        $   2,693,629.21
 6/30/00       $   2,943,115.49            $   3,310,308.22       $   4,081,837.48        $   2,635,716.18
 7/31/00       $   2,898,085.83            $   3,351,687.08       $   4,018,160.81        $   2,651,003.34
 8/31/00       $   3,054,872.27            $   3,538,040.88       $   4,267,688.60        $   2,806,352.13
 9/30/00       $   2,906,710.96            $   3,570,590.85       $   4,042,354.64        $   2,800,178.16
10/31/00       $   2,917,175.12            $   3,658,427.39       $   4,025,376.75        $   2,858,981.90
11/30/00       $   2,763,731.71            $   3,522,699.73       $   3,708,177.06        $   2,758,345.74
12/31/00       $   2,801,318.46            $   3,699,186.99       $   3,726,347.13        $   2,896,538.86
 1/31/01       $   2,798,237.01            $   3,713,613.82       $   3,858,632.45        $   2,920,580.13
 2/28/01       $   2,604,319.19            $   3,610,375.35       $   3,506,725.17        $   2,823,032.75
 3/31/01       $   2,461,602.50            $   3,482,929.10       $   3,284,398.80        $   2,719,709.75
 4/30/01       $   2,641,545.64            $   3,653,592.63       $   3,539,596.58        $   2,860,862.69
 5/31/01       $   2,648,413.66            $   3,735,798.46       $   3,563,311.88        $   2,910,641.70
 6/30/01       $   2,553,070.77            $   3,652,863.74       $   3,476,723.40        $   2,838,457.79
 7/31/01       $   2,561,495.90            $   3,645,192.72       $   3,442,651.51        $   2,835,335.48
 8/31/01       $   2,406,781.55            $   3,499,020.50       $   3,227,141.53        $   2,741,769.41
 9/30/01       $   2,259,967.87            $   3,252,689.45       $   2,966,711.21        $   2,552,861.50
10/31/01       $   2,291,833.42            $   3,224,716.32       $   3,023,375.39        $   2,565,881.09
11/30/01       $   2,437,364.84            $   3,412,072.34       $   3,255,268.28        $   2,698,280.56
12/31/01       $   2,456,863.76            $   3,492,597.25       $   3,283,914.64        $   2,745,770.30
 1/31/02       $   2,425,661.59            $   3,465,704.25       $   3,235,969.49        $   2,718,861.75
 2/28/02       $   2,423,963.63            $   3,471,249.38       $   3,173,515.28        $   2,722,940.04
 3/31/02       $   2,521,891.76            $   3,635,439.47       $   3,292,839.45        $   2,826,139.47
 4/30/02       $   2,393,275.28            $   3,510,743.90       $   3,093,293.38        $   2,729,768.11
 5/31/02       $   2,413,378.79            $   3,528,297.62       $   3,070,403.01        $   2,732,224.90
 6/30/02       $   2,256,991.84            $   3,325,773.34       $   2,851,790.32        $   2,560,914.40
 7/31/02       $   2,086,588.96            $   3,016,476.42       $   2,629,350.67        $   2,355,272.98
 8/31/02       $   2,118,305.11            $   3,039,401.64       $   2,646,704.39        $   2,372,702.00
 9/30/02       $   1,882,749.58            $   2,701,420.17       $   2,359,007.62        $   2,125,703.72
10/31/02       $   2,017,089.91            $   2,901,595.41       $   2,566,600.29        $   2,254,521.36

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

The Fund commenced operations on 1/1/97.

Returns for the Fund prior to 1/1/97 (offering date of the Shares) are calculated using the historical expenses at the level indicated (absent reimbursements) in the Expense Summary for the Fund as disclosed in the Prospectus. The account was not registered with the SEC and was not subject to investment restrictions of registered mutual funds. If the account had been registered, performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Large Cap Value Fund, Russell 1000 Value Index, S&P 500 Index, and Lipper Equity Income Funds Index from October 31, 1992 to October 31, 2002. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Russell 1000 Value Index measures the performance of the Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is an unmanaged broad-based index that replicates the U.S. stock markets. The Lipper Equity Income Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Tax Aware Small Company Opportunities Fund, which seeks to provide high after-tax return from a portfolio of small company growth stocks, fell 28.9% (Select Shares) during the year ended October 31, 2002. This compares with a decline of 21.6% for the Russell 2000 Growth Index.

Q: WHY DID THE FUND PERFORM IN THIS WAY?
A: The Fund trailed its benchmark during the reporting period, as some of the long-term growth stocks in which it invests were marked down in a generally risk-averse and short-term focused market environment. The nature of the Fund's investment style means it generally seeks stocks with superior earnings growth prospects over three to five years. Additionally, the portfolio management team had positioned the portfolio for an economic recovery. However, in recent nervous market conditions, stocks with strong defensive credentials tended to be preferred over all others.

Stock selection caused losses relative to the benchmark in the consumer cyclicals, software and services, and energy sectors. By contrast, stock selection added to performance in the capital market, health services and system, and semiconductor sectors.

At the individual stock level, one of the main detractors was Administaff Inc., a temporary staff agency which suffered from reduced business activity. Smartforce Pub Ltd, the software company, fell back as corporate training budgets shrunk. Finally, the stock price of Spinnaker Exploration declined with disappointing energy exploration results.

From a positive perspective, Neurocrine Bioscience was a relatively strong performer in the depressed biotechnology sector thanks to the development of a new insomnia drug. Another robust performer was eSpeed, which is a low cost bond-trading platform.

Q: HOW WAS THE FUND MANAGED?
A: The past year has been a difficult period for investors in this Fund and smaller company growth stocks as a whole. However, when the market recovers, the Fund's accumulated losses could contribute to strong after-tax returns.

Q: WHAT IS THE OUTLOOK?
A: We retain our view that investor confidence and economic recovery will occur once stability returns to the domestic economy, primarily from improved earnings visibility, stronger management teams, and decreased international geopolitical risks. Recently, we believe the growth style of investment has started to outperform value, although small cap growth stocks have been held back by a lack of earnings visibility. We believe growth is likely to continue to rebound relative to value, and small-cap stocks generally should perform relatively well during an economic recovery.

                                   (UNAUDITED)

As of October 31, 2002
[CHART]

   PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Technology                               23.5%
Consumer goods & Services                17.0%
Health Services & Systems                12.0%
Pharmaceuticals                          11.2%
Industrial Products & Services           10.9%
Short-Term Investments                    8.8%
Finance & Insurance                       7.7%
Energy                                    5.9%
Telecommunications                        1.9%
REITS                                     1.1%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. NEUROCRINE BIOSCIENCES, INC. (2.7%)
 2. eSPEED, INC., CLASS A (2.2%)
 3. THE J.M. SMUCKER CO. (2.1%)
 4. WASTE CONNECTIONS, INC. (2.0%)
 5. CENTENE CORP. (2.0%)
 6. FEDERAL AGRICULTURE MORTGAGE CORP., CLASS C (1.9%)
 7. GLOBAL IMAGING SYSTEMS, INC. (1.9%)
 8. SCHOOL SPECIALTY, INC. (1.8%)
 9. CROWN CORK & SEAL CO., INC. (1.8%)
10. STERICYCLE, INC. (1.8%)

TOP 10 EQUITY HOLDINGS COMPRISED 20.2% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($7,648 IN THOUSANDS). AS OF OCTOBER 31, 2002 THE FUND HELD 93 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

As of October 31, 2002

   AVERAGE ANNUAL TOTAL RETURNS

                                                    SINCE INCEPTION
                                         1 YEAR          (12/12/00)
----------------------------------------------------------------------
   Class A Shares
     Without Sales Charge               (29.07%)          (31.41%)
     With Sales Charge*                 (33.12%)          (33.54%)
----------------------------------------------------------------------
   Class B Shares
     Without CDSC                       (29.46%)          (31.51%)
     With CDSC**                        (32.99%)          (32.98%)
----------------------------------------------------------------------
   Class C Shares
     Without CDSC                       (29.44%)          (31.71%)
     With CDSC***                       (30.15%)          (31.71%)
----------------------------------------------------------------------
   Select Shares                        (28.89%)          (31.21%)
----------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period and 4% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

                                   (UNAUDITED)

As of October 31, 2002
[CHART]

   LIFE OF FUND PERFORMANCE (12/12/00 TO 10/31/02)

             JPMORGAN TAX AWARE SMALL COMPANY                          RUSSELL 2000     LIPPER SMALL-CAP
             OPPORTUNITIES FUND (SELECT SHARES)     S&P 500 INDEX      GROWTH INDEX     GROWTH FUNDS INDEX
12/12/00             $   1,000,000.00             $   1,000,000.00   $   1,000,000.00    $   1,000,000.00
12/31/00             $   1,108,700.00             $   1,000,000.00   $   1,000,000.00    $   1,000,000.00
 1/31/01             $   1,144,732.75             $   1,035,500.00   $   1,080,900.00    $   1,030,500.00
 2/28/01             $     918,762.51             $     941,062.40   $     932,708.61    $     898,596.00
 3/31/01             $     780,121.24             $     881,399.04   $     847,925.40    $     811,342.33
 4/30/01             $     932,166.87             $     949,883.75   $     951,711.47    $     898,967.30
 5/31/01             $     954,818.53             $     956,247.97   $     973,791.17    $     923,329.31
 6/30/01             $     952,813.41             $     933,011.14   $   1,000,375.67    $     946,597.21
 7/31/01             $     862,105.57             $     923,867.64   $     915,043.63    $     893,871.75
 8/31/01             $     794,775.13             $     866,033.52   $     857,853.40    $     840,954.54
 9/30/01             $     632,084.66             $     796,144.62   $     719,395.86    $     709,681.54
10/31/01             $     694,787.46             $     811,350.98   $     788,601.74    $     761,701.19
11/30/01             $     764,822.03             $     873,581.60   $     854,449.99    $     820,733.04
12/31/01             $     809,487.64             $     881,269.12   $     907,682.22    $     870,469.46
 1/31/02             $     765,451.51             $     868,402.59   $     875,368.74    $     844,181.28
 2/28/02             $     698,780.69             $     851,642.42   $     818,732.38    $     793,108.31
 3/31/02             $     766,143.14             $     883,664.17   $     889,880.22    $     857,984.57
 4/30/02             $     720,097.94             $     830,114.12   $     870,658.81    $     835,333.78
 5/31/02             $     666,090.59             $     823,971.28   $     819,725.27    $     801,836.90
 6/30/02             $     608,740.19             $     765,304.52   $     750,212.57    $     742,260.41
 7/31/02             $     506,045.72             $     705,610.77   $     634,904.89    $     637,007.89
 8/31/02             $     515,356.97             $     710,267.80   $     634,587.44    $     636,052.38
 9/30/02             $     484,023.26             $     633,061.69   $     588,770.23    $     597,507.60
10/31/02             $     494,000.00             $     688,771.12   $     618,562.00    $     623,021.18

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 12/12/00.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware Small Company Opportunities Fund, S&P 500 Index, Russell 2000 Growth Index, and Lipper Small-Cap Growth Funds Index from December 12, 2000 to October 31, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Lipper Small-Cap Growth Funds Index represents the total returns of the Funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN TAX AWARE U.S. EQUITY FUND
As of October 31, 2002

Q: HOW DID THE FUND PERFORM?
A: JPMorgan Tax Aware U.S. Equity Fund, which seeks to provide high after-tax total return from a portfolio of selected equity securities, fell 16.7% (Select Shares) during the year ended October 31, 2002. This compares with a fall of 15.1% for the S&P 500 Index.

Q: WHY DID THE FUND UNDERPERFORM?
A: At the stock level, Tyco International was the greatest detractor from performance. The stock traded down through the period as worries over balance sheet leverage and accounting complexity progressed to issues of corporate malfeasance. Sprint PCS fell as subscriber levels failed to meet expectations, and pricing declined. Cigna Healthcare fell back after delays in introducing its new technology platform.

From a positive perspective, Ambac Financial, the monoline financial guarantee insurance company, gained thanks to its defensive qualities, robust earnings growth and low valuation. Specialty chemicals company Rohm & Haas also contributed during the period. However, we sold this stock when the rise in oil prices increased the cost of the company's raw materials. Regional bank stocks such as U.S. Bancorp and Wachovia also performed well in a generally favorable environment for defensive banks.

Avoiding some of the biggest decliners in the S&P 500 also had a beneficial effect. Our analysts steered the Fund clear of El Paso, EMC, AT&T Wireless and Bell South, all of which fell between roughly 25% and 85%.

Q: HOW WAS THE FUND MANAGED?
A: During the reporting period, the market was characterized by risk-aversion resulting from a confluence of factors including concerns over corporate malfeasance, uncertainty with regards to an economic recovery and geopolitical risks. Within that context, our valuation based approach focused on ranking companies from most to least attractive based on fundamentals and longer-term earnings power faced a headwind.

In a declining market, many of the shares held in the portfolio would trade at a loss, which means there are fewer tax considerations on trading. Looking forward, there will be a net realized loss that can be carried forward.

Q: WHAT IS THE OUTLOOK?
A: Based upon our expectations for earnings, equity markets do not look excessively valued. However, there is now a need for more profitability derived from revenue expansion. We will continue to monitor earnings in 2003, as many earnings estimates appear to be fairly high and may have to be reduced.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

   PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Consumer goods & Services                23.6%
Finance & Insurance                      20.7%
Technology                               13.7%
Industrial Products & Services           11.9%
Pharmeceuticals                          11.5%
Energy                                    7.7%
Short-Term Investments                    3.9%
Telecommunications                        3.4%
Utilities                                 3.1%
Health Services & Systems                 0.5%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1. EXXONMOBIL CORP. (4.1%)
 2. MICROSOFT CORP. (3.8%)
 3. CITIGROUP, INC. (3.6%)
 4. GENERAL ELECTRIC CO. (3.4%)
 5. WAL-MART STORES, INC. (3.0%)
 6. PROCTER & GAMBLE CO. (2.6%)
 7  THE COCA-COLA CO. (2.4%)
 8. CHEVRONTEXACO CORP. (2.4%)
 9. AMBAC FINANCIAL GROUP, INC. (2.3%)
10. JOHNSON & JOHNSON (2.3%)

TOP 10 EQUITY HOLDINGS COMPRISED 29.9% OF THE PORTFOLIO'S MARKET VALUE OF INVESTMENTS ($70,625 IN THOUSANDS). AS OF OCTOBER 31, 2002 THE FUND HELD 73 EQUITY HOLDINGS. PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE AT ANY TIME.

                                   (UNAUDITED)

As of October 31, 2002

   AVERAGE ANNUAL TOTAL RETURNS

                                                                  SINCE
                                                              INCEPTION
                              1 YEAR     3 YEARS    5 YEARS   (12/18/96)
-----------------------------------------------------------------------------
   Class A Shares
     Without Sales Charge    (16.89%)    (11.30%)    1.07%         4.94%
     With Sales Charge*      (21.66%)    (13.02%)   (0.12%)        3.89%
-----------------------------------------------------------------------------
   Class B Shares
     Without CDSC            (17.35%)    (11.69%)    0.80%         4.70%
     With CDSC**             (21.47%)    (12.57%)    0.41%         4.57%
-----------------------------------------------------------------------------
   Class C Shares
     Without CDSC            (17.35%)    (11.71%)    0.79%         4.69%
     With CDSC***            (18.18%)    (11.71%)    0.79%         4.69%
-----------------------------------------------------------------------------
   Institutional Shares      (16.50%)    (11.31%)    1.06%         4.93%
-----------------------------------------------------------------------------
   Select Shares             (16.70%)    (11.28%)    1.08%         4.95%
-----------------------------------------------------------------------------

* Sales Charge for Class A Shares is 5.75%.

** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, 2% CDSC for the five year period and 1% CDSC for the period since inception.

*** Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.

                                   (UNAUDITED)

As of October 31, 2002

[CHART]

   LIFE OF FUND PERFORMANCE (12/18/96 TO 10/31/02)

           JPMORGAN TAX AWARE U.S.                            LIPPER LARGE-CAP
           EQUITY FUND (SELECT SHARES)      S&P 500 INDEX     CORE FUNDS INDEX
12/18/96        $   1,000,000.00          $   1,000,000.00    $   1,000,000.00
12/31/96        $   1,011,100.00          $   1,000,000.00    $   1,000,000.00
 1/31/97        $   1,082,180.33          $   1,062,500.00    $   1,054,700.00
 2/28/97        $   1,085,210.43          $   1,070,787.50    $   1,053,434.36
 3/31/97        $   1,042,127.58          $   1,026,778.13    $   1,008,347.37
 4/30/97        $   1,090,169.66          $   1,088,076.79    $   1,064,209.81
 5/31/97        $   1,157,215.10          $   1,154,340.66    $   1,128,807.35
 6/30/97        $   1,202,230.76          $   1,206,055.13    $   1,177,797.59
 7/31/97        $   1,321,371.83          $   1,302,057.11    $   1,270,843.60
 8/31/97        $   1,257,285.30          $   1,229,141.92    $   1,206,157.66
 9/30/97        $   1,311,348.57          $   1,296,498.89    $   1,268,274.78
10/31/97        $   1,258,238.95          $   1,253,195.83    $   1,229,211.91
11/30/97        $   1,304,290.49          $   1,311,218.80    $   1,269,407.14
12/31/97        $   1,317,463.83          $   1,333,771.76    $   1,292,510.35
 1/31/98        $   1,338,543.25          $   1,348,576.63    $   1,305,306.21
 2/28/98        $   1,427,020.96          $   1,445,809.00    $   1,397,852.42
 3/31/98        $   1,495,375.26          $   1,519,834.42    $   1,467,046.11
 4/30/98        $   1,527,525.83          $   1,535,184.75    $   1,481,863.28
 5/31/98        $   1,505,376.71          $   1,508,779.57    $   1,456,523.42
 6/30/98        $   1,558,667.04          $   1,570,036.02    $   1,525,708.28
 7/31/98        $   1,544,483.17          $   1,553,393.64    $   1,513,350.04
 8/31/98        $   1,326,865.49          $   1,328,772.92    $   1,286,801.54
 9/30/98        $   1,420,542.20          $   1,413,947.27    $   1,350,755.58
10/31/98        $   1,532,338.87          $   1,528,901.18    $   1,452,062.24
11/30/98        $   1,641,288.16          $   1,621,552.59    $   1,538,459.95
12/31/98        $   1,727,784.05          $   1,714,954.02    $   1,640,613.69
 1/31/99        $   1,783,418.69          $   1,786,639.10    $   1,698,035.17
 2/28/99        $   1,720,820.70          $   1,731,074.62    $   1,645,565.88
 3/31/99        $   1,801,699.27          $   1,800,317.61    $   1,711,717.63
 4/30/99        $   1,889,622.19          $   1,869,989.90    $   1,757,591.66
 5/31/99        $   1,842,003.72          $   1,825,858.13    $   1,711,015.48
 6/30/99        $   1,949,208.33          $   1,927,193.26    $   1,806,490.15
 7/31/99        $   1,884,494.61          $   1,867,064.83    $   1,753,559.99
 8/31/99        $   1,858,111.69          $   1,857,729.51    $   1,735,673.67
 9/30/99        $   1,801,439.28          $   1,806,827.72    $   1,688,636.92
10/31/99        $   1,900,698.59          $   1,921,199.91    $   1,792,150.36
11/30/99        $   1,952,397.59          $   1,960,200.27    $   1,836,058.04
12/31/99        $   2,044,160.28          $   2,075,656.07    $   1,958,155.90
 1/31/00        $   2,007,569.81          $   1,971,458.13    $   1,879,046.41
 2/29/00        $   1,997,331.20          $   1,934,197.57    $   1,878,482.69
 3/31/00        $   2,180,286.74          $   2,123,362.10    $   2,041,722.84
 4/30/00        $   2,055,356.31          $   2,059,448.90    $   1,974,958.50
 5/31/00        $   1,992,256.87          $   2,017,230.20    $   1,924,597.06
 6/30/00        $   2,045,051.68          $   2,066,854.06    $   1,995,037.31
 7/31/00        $   2,055,276.94          $   2,034,611.14    $   1,963,914.73
 8/31/00        $   2,174,483.00          $   2,160,960.49    $   2,099,424.85
 9/30/00        $   2,086,851.33          $   2,046,861.77    $   1,987,735.44
10/31/00        $   2,089,981.61          $   2,038,264.95    $   1,964,677.71
11/30/00        $   1,935,113.97          $   1,877,649.68    $   1,791,786.07
12/31/00        $   1,938,790.69          $   1,886,850.16    $   1,813,645.86
 1/31/01        $   2,005,097.33          $   1,953,833.34    $   1,864,972.04
 2/28/01        $   1,813,209.52          $   1,775,643.74    $   1,691,343.14
 3/31/01        $   1,686,647.49          $   1,663,067.93    $   1,587,494.68
 4/30/01        $   1,818,374.66          $   1,792,288.30    $   1,708,144.27
 5/31/01        $   1,833,649.01          $   1,804,296.64    $   1,717,709.88
 6/30/01        $   1,788,724.61          $   1,760,452.23    $   1,672,018.80
 7/31/01        $   1,777,455.64          $   1,743,199.80    $   1,647,774.52
 8/31/01        $   1,676,318.42          $   1,634,075.49    $   1,550,720.60
 9/30/01        $   1,559,814.29          $   1,502,205.60    $   1,433,020.91
10/31/01        $   1,593,506.28          $   1,530,897.72    $   1,466,840.20
11/30/01        $   1,717,162.36          $   1,648,317.58    $   1,562,918.24
12/31/01        $   1,731,929.96          $   1,662,822.77    $   1,580,579.21
 1/31/02        $   1,674,429.88          $   1,638,545.56    $   1,555,606.06
 2/28/02        $   1,634,411.01          $   1,606,921.63    $   1,529,471.88
 3/31/02        $   1,701,258.42          $   1,667,341.88    $   1,581,473.92
 4/30/02        $   1,578,087.31          $   1,566,300.97    $   1,498,762.84
 5/31/02        $   1,576,035.80          $   1,554,710.34    $   1,487,821.87
 6/30/02        $   1,466,186.10          $   1,444,014.96    $   1,385,013.38
 7/31/02        $   1,358,274.81          $   1,331,381.80    $   1,282,106.88
 8/31/02        $   1,374,709.93          $   1,340,168.92    $   1,292,620.16
 9/30/02        $   1,222,254.60          $   1,194,492.55    $   1,167,106.74
10/31/02        $   1,327,932.97          $   1,299,607.90    $   1,257,790.94

Source: Lipper Analytical Services, Inc. Past performance is no guarantee of future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 12/18/96.

Returns for the Institutional Shares prior to 9/15/00 (offering date of the Institutional Shares) are calculated using the historical expenses of the Select Shares, which are higher than the expenses of the Institutional Shares.

Returns for the Class A, B, and C Shares prior to 4/16/01 (offering date of the Class A, B, and C Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A, B, and C Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Aware U.S. Equity Fund, S&P 500 Index, and Lipper Large-Cap Core Funds Index from December 18, 1996 to October 31, 2002. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the Fund assumes reinvestment of all dividends and capital gains and does not include a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500 Index is a broad-based index that replicates the U.S. stock market. The Lipper Large-Cap Core Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

                                   (UNAUDITED)

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
Portfolio of Investments
As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 99.8%
------------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.0%
               AUSTRALIA -- 3.6%
        205    Brambles Industries LTD                                        $        780
        386    Foster's Group LTD                                                    1,017
        329    Santos LTD                                                            1,140
      1,074    Southern Pacific Petroleum NL*                                          167
        568    WMC LTD                                                               2,394
                                                                              ------------
                                                                                     5,498
               BELGIUM -- 1.1%
         72    Interbrew SA                                                          1,626

               FINLAND -- 3.3%
        246    Nokia OYJ                                                             4,173
         89    Stora Enso OYJ, R Shares                                                925
                                                                              ------------
                                                                                     5,098
               FRANCE -- 10.6%
         88    BNP Paribas                                                           3,492
          7    Lafarge SA                                                              568
         12    Michelin (C.G.D.E.), B Shares                                           352
         27    Pechiney SA, A Shares                                                   842
          8    Sanofi-Synthelabo SA                                                    494
         46    Societe Generale, Class A                                             2,349
         16    Technip-Coflexip SA                                                   1,069
         27    Total Fina Elf SA                                                     3,725
         36    Valeo SA                                                              1,052
        103    Vivendi Environnement                                                 2,450
                                                                              ------------
                                                                                    16,393
               GERMANY -- 0.3%
          6    Adidas-Salomon AG                                                       430

               HONG KONG -- 2.1%
        550    CNOOC LTD                                                               688
        338    Hong Kong Electric Holdings LTD                                       1,372
         55    Sun Hung Kai Properties LTD                                             343
        425    Wharf Holdings LTD                                                      853
                                                                              ------------
                                                                                     3,256
               INDIA -- 1.7%
         38    Ranbaxy Laboratories LTD, GDR                                           456
        200    Reliance Industries LTD, GDR, #                                       2,201
                                                                              ------------
                                                                                     2,657
               ITALY -- 2.1%
        849    UniCredito Italiano SPA                                               3,194

               JAPAN -- 15.2%
         22    Aiful Corp.                                                             940
         69    Chugai Pharmaceutical Co., LTD                                          566
        934    Daiwa Bank Holdings, Inc.*                                              534
        287    Daiwa Securities Group, Inc.                                          1,340
         72    Fast Retailing Co., LTD                                               2,231

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               JAPAN -- CONTINUED
        648    Fujitsu LTD                                                    $      2,100
         76    Honda Motor Co., LTD                                                  2,727
        159    JFE Holdings, Inc.*                                                   1,939
          0^^  KDDI Corp.                                                              893
         70    Matsushita Electric Industrial Co., LTD                                 734
        499    Minebea Co., LTD                                                      2,264
        421    Mitsubishi Chemical Corp.*                                              729
        217    Mitsubishi Pharma Corp.                                               1,405
        172    NEC Corp.                                                               632
        134    Ricoh Co., LTD                                                        2,395
         10    Rohm Co., LTD                                                         1,285
        144    Sompo Japan Insurance, Inc.                                             752
                                                                              ------------
                                                                                    23,466
               MEXICO -- 0.6%
         55    Grupo Financiero BBVA Bancomer SA de CV, ADR*                           867

               RUSSIA -- 1.6%
         38    LUKOIL, ADR                                                           2,482

               SINGAPORE -- 1.0%
        212    DBS Group Holdings LTD                                                1,489

               SOUTH KOREA -- 4.0%
         25    KT Corp., ADR                                                           523
         25    POSCO, ADR                                                              578
         12    Samsung Electronics Co., LTD, GDR, #                                  1,727
        117    Shinhan Financial Group Co., LTD, GDR, #                              2,464
         45    SK Telecom Co., LTD, ADR                                                897
                                                                              ------------
                                                                                     6,189
               SPAIN -- 6.0%
         32    Acerinox SA                                                           1,138
        352    Banco Bilbao Vizcaya Argentaria SA                                    3,353
        206    Iberdrola SA                                                          2,446
         22    Repsol YPF SA                                                           253
        223    Telefonica SA*                                                        2,116
                                                                              ------------
                                                                                     9,306
               SWEDEN -- 1.7%
        161    Assa Abloy AB, Class B                                                1,594
         77    Securitas AB, B Shares                                                1,077
                                                                              ------------
                                                                                     2,671
               SWITZERLAND -- 8.9%
         67    Compagnie Financiere Richemont AG, Class A                            1,165
          9    Credit Suisse Group                                                     171
         19    Lonza Group AG                                                        1,179
         93    Novartis AG                                                           3,540
         17    Roche Holding AG                                                      1,189
          2    Serono SA                                                               857
         79    UBS AG                                                                3,745
         20    Zurich Financial Services AG                                          1,841
                                                                              ------------
                                                                                    13,687

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               THE NETHERLANDS -- 7.1%
        170    Aegon NV                                                       $      2,303
         83    ASML Holding NV*                                                        725
         68    Heineken Holding NV, Class A                                          1,992
        380    Koninklijke KPN NV*                                                   2,408
         46    Koninklijke Philips Electronics NV                                      833
         65    Numico NV                                                             1,038
         50    TPG NV                                                                  817
         46    Wolters Kluwer NV                                                       805
                                                                              ------------
                                                                                    10,921
               UNITED KINGDOM -- 27.1%
         80    Amersham PLC                                                            723
        196    Amvescap PLC                                                          1,213
         58    AstraZeneca PLC                                                       2,162
        152    BAE Systems PLC                                                         444
        347    Barclays PLC                                                          2,398
        139    BBA Group PLC                                                           386
        180    BP PLC                                                                1,152
        870    British Airways PLC*                                                  1,799
         53    British American Tobacco PLC                                            545
         98    British Sky Broadcasting PLC*                                           928
        599    BT Group PLC                                                          1,700
        258    Centrica PLC                                                            734
      1,139    Corus Group PLC*                                                        757
        871    Dixons Group PLC                                                      2,594
        214    GlaxoSmithKline PLC                                                   4,080
        426    Hays PLC                                                                599
        197    Imperial Chemical Industries PLC                                        772
        237    P & O Princess Cruises PLC                                            1,736
        249    Prudential PLC                                                        1,782
        145    Reckitt Benckiser PLC                                                 2,634
        196    Scottish Power PLC                                                    1,078
        647    Tesco PLC                                                             2,007
        449    Unilever PLC                                                          4,434
      3,145    Vodafone Group PLC                                                    5,056
                                                                              ------------
                                                                                    41,713
               VENEZUELA -- 1.0%
        126    Compania Anonima Nacional Telefonos de                                1,490
               Venezuela (CANTV), ADR
               ---------------------------------------------------------------------------
               Total Common Stocks                                                 152,433
               (Cost $173,455)
               ---------------------------------------------------------------------------
               PREFERRED STOCK -- 0.8%
               AUSTRALIA -- 0.8%
        241    News Corp., LTD                                                       1,192
               (Cost $1,956)
------------------------------------------------------------------------------------------
               Total Long-Term Investments                                         153,625
               (Cost $175,411)
------------------------------------------------------------------------------------------

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

PRINCIPAL
AMOUNT         ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
    SHORT-TERM INVESTMENT -- 0.2%
------------------------------------------------------------------------------------------
               U.S. TREASURY SECURITY -- 0.2%
    $   370    U.S. Treasury Bill, 1.41%, 2/6/03 @                            $        369
               (Cost $368)
------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                    $    153,994
               (Cost $175,779)
------------------------------------------------------------------------------------------

SUMMARY OF INVESTMENTS BY INDUSTRY, OCTOBER 31, 2002

INDUSTRY                                         % OF INVESTMENT SECURITIES
---------------------------------------------------------------------------
Banking                                                      13.4%
Telecommunications                                           12.4
Pharmaceuticals                                               9.5
Food/Beverage Products                                        7.9
Oil & Gas                                                     6.2
Financial Services                                            4.4
Insurance                                                     4.3
Retailing                                                     3.9
Utilities                                                     3.7
Chemicals                                                     3.2
Electronics/Electrical Equipment                              2.9
Steel                                                         2.9
Automotive                                                    2.7
Metals/Mining                                                 2.1
Consumer Products                                             2.1
Semi-Conductors                                               1.6
Environmental Services                                        1.6
Office/Business Equipment                                     1.6
Computers/Computer Hardware                                   1.4
Multi-Media                                                   1.3
Manufacturing                                                 1.3
Airlines                                                      1.2
Entertainment/Leisure                                         1.1
Other (below 1%)                                              7.3
---------------------------------------------------------------------------
Total                                                       100.0%
---------------------------------------------------------------------------

Futures Contracts
(Amounts in thousands, except number of contracts)

                                                           NOTIONAL     UNREALIZED
  NUMBER                                                   VALUE AT    APPRECIATION/
    OF                                       EXPIRATION    10/31/02    (DEPRECIATION)
 CONTRACTS     DESCRIPTION                      DATE         (USD)         (USD)
-------------------------------------------------------------------------------------
               LONG FUTURES OUTSTANDING
          9    FT-SE 100 Index             December, 2002   $ 567          $ 36
         22    DJ Euro STOXX 50            December, 2002     549            59
          7    Topix Index                 December, 2002     491           (32)

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                             NET UNREALIZED
                                 SETTLEMENT      VALUE        APPRECIATION/
                    SETTLEMENT      VALUE     AT 10/31/02    (DEPRECIATION)
CONTRACTS TO BUY       DATE         (USD)        (USD)            (USD)
----------------------------------------------------------------------------------
   11,113  CAD       11/25/02      $  7,066      $  7,094        $  28
    1,252  CHF       11/25/02           838           848           10
    2,450  EUR       11/25/02         2,411         2,424           13
    1,100  GBP       11/25/02         1,704         1,719           15
  777,240  JPY       11/25/02         6,227         6,351          124
                                   --------      --------        -----
                                   $ 18,246      $ 18,436        $ 190
                                   ========      ========        =====

                                                             NET UNREALIZED
                                 SETTLEMENT      VALUE        APPRECIATION/
                    SETTLEMENT      VALUE     AT 10/31/02    (DEPRECIATION)
CONTRACTS TO SELL      DATE         (USD)        (USD)          (USD)
----------------------------------------------------------------------------------
     888   AUD       11/25/02      $    488      $    492        $   (4)
   5,324   CHF       11/25/02         3,565         3,608           (43)
   3,404   EUR       11/25/02         3,325         3,368           (43)
   4,064   GBP       11/25/02         6,293         6,349           (56)
  16,722   HKD       11/25/02         2,143         2,144            (1)
 101,229   JPY       11/25/02           827           827            --^^
   3,506   SEK       11/25/02           374           382            (8)
     484   SGD       11/25/02           271           274            (3)
                                   --------      --------        ------
                                   $ 17,286      $ 17,444        $ (158)
                                   ========      ========        ======

                       See notes to financial statements.

JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND
Portfolio of Investments
As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- 100.0%
------------------------------------------------------------------------------------------
               COMMON STOCKS -- 100.0%
               AEROSPACE -- 1.7%
          5    General Dynamics Corp.                                         $        388
         11    Lockheed Martin Corp.                                                   625
         16    The Boeing Co.                                                          464
         30    United Technologies Corp.                                             1,844
                                                                              ------------
                                                                                     3,321
               AGRICULTURAL PRODUCTION/SERVICES -- 0.1%
         14    Monsanto Co.                                                            235

               APPAREL -- 0.6%
         18    Jones Apparel Group, Inc.*                                              617
         12    Nike, Inc., Class B                                                     566
                                                                              ------------
                                                                                     1,183
               AUTOMOTIVE -- 1.5%
         63    Ford Motor Co.                                                          530
         18    General Motors Corp.                                                    612
          5    Harley-Davidson, Inc.                                                   241
          7    Johnson Controls, Inc.                                                  562
         13    Lear Corp.*                                                             475
         11    Paccar, Inc.                                                            472
                                                                              ------------
                                                                                     2,892
               BANKING -- 6.8%
         16    Bank of America Corp.                                                 1,096
         39    Bank One Corp.                                                        1,520
         11    Compass Bancshares, Inc.                                                368
         69    FleetBoston Financial Corp.                                           1,605
         45    GreenPoint Financial Corp.                                            1,961
         15    Hibernia Corp., Class A                                                 288
         18    Marshall & Ilsley Corp.                                                 504
          6    Mellon Financial Corp.                                                  167
         20    PNC Financial Services Group, Inc.                                      805
          4    SouthTrust Corp.                                                        110
         11    SunTrust Banks, Inc.                                                    687
          5    TCF Financial Corp.                                                     191
        123    U.S. Bancorp                                                          2,596
         17    Wachovia Corp.                                                          601
         14    Washington Mutual, Inc.                                                 503
          2    Wells Fargo & Co.                                                        96
                                                                              ------------
                                                                                    13,098
               BIOTECHNOLOGY -- 1.0%
         31    Amgen, Inc.*                                                          1,453
         26    Human Genome Sciences, Inc.*                                            252
          7    Medimmune, Inc.*                                                        166
                                                                              ------------
                                                                                     1,871
               BROADCASTING/CABLE -- 0.6%
          8    Clear Channel Communications, Inc.*                                     300
         35    Comcast Corp., Special Class A*                                         808
                                                                              ------------
                                                                                     1,108

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               BUSINESS SERVICES -- 1.0%
         29    Automatic Data Processing, Inc.                                $      1,225
         31    Cendant Corp.*                                                          357
          3    Computer Sciences Corp.*                                                107
          8    Paychex, Inc.                                                           239
                                                                              ------------
                                                                                     1,928
               CHEMICALS -- 1.0%
         10    Air Products & Chemicals, Inc.                                          438
          6    Eastman Chemical Co.                                                    207
         15    PPG Industries, Inc.                                                    696
          6    Praxair, Inc.                                                           343
         10    The Dow Chemical Co.                                                    253
                                                                              ------------
                                                                                     1,937
               COMPUTER NETWORKS -- 1.2%
        210    Cisco Systems, Inc.*                                                  2,348
          3    Network Appliance, Inc.*                                                 28
                                                                              ------------
                                                                                     2,376
               COMPUTER SOFTWARE -- 4.8%
          4    Adobe Systems, Inc.                                                      85
          6    Electronic Arts, Inc.*                                                  378
        142    Microsoft Corp.*                                                      7,594
        126    Oracle Corp.*                                                         1,292
                                                                              ------------
                                                                                     9,349
               COMPUTERS/COMPUTER HARDWARE -- 4.1%
         75    Dell Computer Corp.*                                                  2,140
         77    Hewlett-Packard Co.                                                   1,221
         43    International Business Machines Corp.                                 3,409
          4    Lexmark International, Inc.*                                            250
         45    NCR Corp.*                                                              999
                                                                              ------------
                                                                                     8,019
               CONSTRUCTION MATERIALS -- 0.4%
         40    Masco Corp.                                                             822

               CONSUMER PRODUCTS -- 4.5%
          3    Black & Decker Corp.                                                    117
          3    Fortune Brands, Inc.                                                    160
         73    Philip Morris Companies, Inc.                                         2,975
         45    Procter & Gamble Co.                                                  3,963
         51    The Gillette Co.                                                      1,510
                                                                              ------------
                                                                                     8,725
               DIVERSIFIED -- 3.7%
        262    General Electric Co.                                                  6,613
         41    Tyco International LTD (Bermuda)                                        596
                                                                              ------------
                                                                                     7,209
               ELECTRONICS/ELECTRICAL EQUIPMENT -- 0.1%
          4    Emerson Electric Co.                                                    178

               ENTERTAINMENT/LEISURE -- 0.5%
         24    Carnival Corp.                                                          614
          9    Harrah's Entertainment, Inc.*                                           386
                                                                              ------------
                                                                                     1,000

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               ENVIRONMENTAL SERVICES -- 0.4%
         31    Waste Management, Inc.                                         $        704

               FINANCIAL SERVICES -- 8.6%
         27    American Express Co.                                                    989
         26    Capital One Financial Corp.                                             801
         16    CIT Group, Inc.*                                                        280
        175    Citigroup, Inc.                                                       6,467
         23    Countrywide Credit Industries, Inc.                                   1,172
         65    E * TRADE Group, Inc.*                                                  294
         25    Fannie Mae                                                            1,653
         15    Freddie Mac                                                             911
          8    Goldman Sachs Group, Inc.                                               551
         38    Household International, Inc.                                           896
         15    Merrill Lynch & Co., Inc.                                               562
         32    Morgan Stanley                                                        1,242
          4    Prudential Financial, Inc.*                                             126
         75    The Charles Schwab Corp.                                                693
                                                                              ------------
                                                                                    16,637
               FOOD/BEVERAGE PRODUCTS -- 4.4%
         22    H.J. Heinz Co.                                                          691
         11    Kellogg Co.                                                             363
         18    Kraft Foods, Inc., Class A                                              707
         33    PepsiCo, Inc.                                                         1,457
         17    Sysco Corp.                                                             523
         80    The Coca-Cola Co.                                                     3,733
         15    Unilever NV, N.Y. Registered Shares
                 (The Netherlands)                                                     973
                                                                              ------------
                                                                                     8,447
               HEALTH CARE/HEALTH CARE SERVICES -- 3.2%
         25    Baxter International, Inc.                                              623
         29    Becton, Dickinson & Co.                                                 851
          7    Biomet, Inc.                                                            194
          8    Boston Scientific Corp.*                                                282
         12    Cardinal Health, Inc.                                                   810
         16    Guidant Corp.*                                                          476
         20    HCA, Inc.                                                               848
          6    McKesson Corp.                                                          191
         16    Medtronic, Inc.                                                         730
          5    Stryker Corp.                                                           328
         15    Tenet Healthcare Corp.*                                                 434
          5    WellPoint Health Networks, Inc.*                                        346
                                                                              ------------
                                                                                     6,113
               HOTELS/OTHER LODGING -- 0.1%
          8    Marriott International, Inc., Class A                                   241

               INDUSTRIAL COMPONENTS -- 0.1%
          6    SPX Corp.*                                                              244

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               INSURANCE -- 5.5%
         19    Aetna, Inc.                                                    $        766
         27    Ambac Financial Group, Inc.                                           1,637
         65    American International Group, Inc.                                    4,083
         14    CIGNA Corp.                                                             513
          9    MBIA, Inc.                                                              402
         13    Metlife, Inc.                                                           299
          3    Protective Life Corp.                                                    97
         23    The Allstate Corp.                                                      931
         25    Torchmark Corp.                                                         881
         38    Travelers Property Casualty Corp., Class A*                             500
         17    Travelers Property Casualty Corp., Class B*                             236
         16    UnumProvident Corp.                                                     337
                                                                              ------------
                                                                                    10,682
               INTERNET SERVICES/SOFTWARE -- 0.5%
         13    eBay, Inc.*                                                             816
          2    Symantec Corp.*                                                          92
          9    Yahoo!, Inc.*                                                           133
                                                                              ------------
                                                                                     1,041
               MACHINERY & ENGINEERING EQUIPMENT -- 0.7%
          3    Caterpillar, Inc.                                                       110
          5    Deere & Co.                                                             227
          6    Dover Corp.                                                             138
         14    Ingersoll-Rand Co., LTD, Class A (Bermuda)                              547
         21    Rockwell Automation, Inc.                                               339
                                                                              ------------
                                                                                     1,361
               MANUFACTURING -- 1.0%
          7    3M Co.                                                                  824
          4    Danaher Corp.                                                           214
          7    Eaton Corp.                                                             486
         20    Honeywell International, Inc.                                           484
                                                                              ------------
                                                                                     2,008
               METALS/MINING -- 0.9%
         18    Alcan, Inc. (Canada)                                                    493
         54    Alcoa, Inc.                                                           1,197
          2    Nucor Corp.                                                              84
                                                                              ------------
                                                                                     1,774
               MULTI-MEDIA -- 3.3%
        104    AOL Time Warner, Inc.*                                                1,539
          4    Fox Entertainment Group, Inc., Class A*                                 105
          6    Gannett Co., Inc.                                                       463
         20    Liberty Media Corp., Class A*                                           162
         30    Tribune Co.                                                           1,437
         47    Viacom, Inc., Class B*                                                2,097
         36    Walt Disney Co.                                                         601
                                                                              ------------
                                                                                     6,404
               OIL & GAS -- 5.9%
          9    Anadarko Petroleum Corp.                                                419
          6    Baker Hughes, Inc.                                                      171
         36    ChevronTexaco Corp.                                                   2,456
         26    ConocoPhillips                                                        1,250
          1    Cooper Cameron Corp.*                                                    56

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               OIL & GAS -- CONTINUED
          6    Devon Energy Corp.                                             $        318
        185    Exxon Mobil Corp.                                                     6,212
         12    Rowan Companies, Inc.                                                   249
         13    Transocean Sedco Forex, Inc.                                            292
                                                                              ------------
                                                                                    11,423
               PAPER/FOREST PRODUCTS -- 0.3%
          8    Georgia-Pacific Corp.                                                    93
         14    Temple-Inland, Inc.                                                     553
                                                                              ------------
                                                                                       646
               PHARMACEUTICALS -- 10.4%
         40    Abbott Laboratories                                                   1,671
         52    Bristol-Myers Squibb Co.                                              1,268
         31    Eli Lilly & Co.                                                       1,735
         10    Forest Laboratories, Inc.*                                              970
         66    Johnson & Johnson                                                     3,897
         44    Merck & Co., Inc.                                                     2,364
        134    Pfizer, Inc.                                                          4,251
         44    Pharmacia Corp.                                                       1,883
         30    Schering-Plough Corp.                                                   636
         35    Wyeth                                                                 1,186
                                                                              ------------
                                                                                    19,861
               PHOTOGRAPHIC EQUIPMENT -- 0.1%
          8    Eastman Kodak Co.                                                       250

               PIPELINES -- 0.1%
         15    El Paso Corp.                                                           118

               PRINTING & PUBLISHING -- 0.1%
          2    The McGraw-Hill Companies, Inc.*                                        129

               REAL ESTATE INVESTMENT TRUST -- 0.3%
          5    General Growth Properties, Inc.                                         221
         10    The Rouse Co.                                                           282
          6    United Dominion Realty Trust, Inc.                                       81
                                                                              ------------
                                                                                       584
               RESTAURANTS/FOOD SERVICES -- 0.7%
         13    McDonald's Corp.                                                        237
         17    Wendy's International, Inc.                                             529
         25    Yum! Brands, Inc.*                                                      552
                                                                              ------------
                                                                                     1,318
               RETAILING -- 7.1%
         22    Abercrombie & Fitch Co., Class A*                                       396
         11    Bed Bath & Beyond, Inc.*                                                372
          6    Costco Wholesale Corp.*                                                 190
         20    CVS Corp.                                                               546
         10    Federated Department Stores, Inc.*                                      295
         82    Home Depot, Inc.                                                      2,354
         21    Kohl's Corp.*                                                         1,216
         29    Lowe's Companies, Inc.                                                1,189
          3    Sears, Roebuck & Co.                                                     89
         33    Target Corp.                                                            997

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               RETAILING -- CONTINUED
         15    The Gap, Inc.                                                  $        181
          8    TJX Companies, Inc.                                                     170
         99    Wal-Mart Stores, Inc.                                                 5,313
         14    Walgreen Co.                                                            459
                                                                              ------------
                                                                                    13,767
               SEMI-CONDUCTORS -- 3.2%
         39    Altera Corp.*                                                           462
          9    Analog Devices, Inc.*                                                   233
         34    Applied Materials, Inc.*                                                507
          4    Broadcom Corp., Class A*                                                 46
        175    Intel Corp.                                                           3,018
         19    Linear Technology Corp.                                                 522
         13    Maxim Integrated Products, Inc.*                                        401
          3    National Semiconductor Corp.*                                            35
          4    QLogic Corp.*                                                           129
         33    Texas Instruments, Inc.                                                 526
         16    Xilinx, Inc.*                                                           298
                                                                              ------------
                                                                                     6,177
               SHIPPING/TRANSPORTATION -- 1.4%
         11    Burlington Northern Santa Fe Corp.                                      275
          4    CSX Corp.                                                               113
          7    FedEx Corp.                                                             372
          9    Norfolk Southern Corp.                                                  176
          6    Union Pacific Corp.                                                     360
         24    United Parcel Service, Inc., Class B                                  1,459
                                                                              ------------
                                                                                     2,755
               STEEL-- 0.2%
         33    United States Steel Corp.                                               425

               TELECOMMUNICATIONS -- 4.4%
          7    Alltel Corp.                                                            323
        103    AT&T Corp.                                                            1,338
         93    AT&T Wireless Services, Inc.*                                           636
         44    BellSouth Corp.                                                       1,153
         82    SBC Communications, Inc.                                              2,102
         12    Sprint Corp. - FON Group                                                145
         50    Sprint Corp. - PCS Group*                                               174
         70    Verizon Communications, Inc.                                          2,625
                                                                              ------------
                                                                                     8,496
               TELECOMMUNICATIONS EQUIPMENT -- 0.6%
         89    Motorola, Inc.                                                          815
          9    QUALCOMM, Inc.*                                                         324
                                                                              ------------
                                                                                     1,139
               TOYS & Games -- 0.4%
         51    Hasbro, Inc.                                                            526
         16    Mattel, Inc.                                                            288
                                                                              ------------
                                                                                       814
               UTILITIES -- 2.5%
          3    Consolidated Edison, Inc.                                               115
         12    Constellation Energy Group, Inc.                                        297
         14    Dominion Resources, Inc.                                                686

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
       LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               UTILITIES -- CONTINUED
         20    DTE Energy Co.                                                 $        884
         22    Edison International*                                                   225
         32    Pepco Holdings, Inc.                                                    662
         28    PG&E Corp.*                                                             301
         37    Pinnacle West Capital Corp.                                           1,051
          2    PPL Corp.                                                                62
         13    Progress Energy, Inc.                                                   547
                                                                              ------------
                                                                                     4,830
               ---------------------------------------------------------------------------
               Total Common Stocks                                                 193,639
               (Cost $220,245)
------------------------------------------------------------------------------------------
       SHORT-TERM INVESTMENT -- 0.0% ^
------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 0.0% ^
          0^^  JPMorgan Prime Money Market Fund (a)                                      0^^
               (Cost $0^^)
------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                    $    193,639
               (Cost $220,245)
------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TAX AWARE ENHANCED INCOME FUND
Portfolio of Investments
As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 52.4%
------------------------------------------------------------------------------------------
               U.S. GOVERNMENT AGENCY SECURITIES -- 4.3%
               Federal National Mortgage Association,
$    36,550      3.13%, 8/15/05                                               $     36,831
     47,400      3.50%, 10/15/07                                                    47,842
               ---------------------------------------------------------------------------
               Total U.S. Government Agency Securities                              84,673
               (Cost $83,858)
               ---------------------------------------------------------------------------
               STATE AND MUNICIPAL OBLIGATIONS -- 26.4%
               ALASKA -- 0.7%
      6,625    Alaska, Housing Finance Corp., Ser. A, Rev.,
                 6.38%, 12/1/12                                                      6,778
      7,500    Alaska, Housing Finance Corp., Ser. A, Rev.,
                 6.60%, 12/1/23                                                      7,676
                                                                              ------------
                                                                                    14,454
               ARIZONA -- 0.8%
      5,000    Phoenix, Arizona, Civic Improvement Corp.,
                 Wastewater Systems Lease, Rev., (p),
                 6.13%, 7/1/03                                                       5,244
      9,500    Salt River Project Agricultural Improvement &
                 Power District, Salt River Project,
                 Ser. A, Rev., 5.25%,1/1/06                                         10,327
                                                                              ------------
                                                                                    15,571
               CALIFORNIA -- 5.0%
     15,000    Bay Area Governments Association, Bay Area
                 Rapid Transit, FTA Capital Grant, Ser. A, Rev.,
                 AMBAC, 5.00%, 6/15/08                                              15,051
     40,000    California State, Rev., RAN, 2.50%, 6/27/03                          40,206
     30,000    California State, Ser. B, Rev., RAN, 2.50%, 11/27/02                 30,024
      6,500    Sacramento Municipal Utility District, Electric,
                 Ser. F, Rev., 6.50%, 11/15/02                                       6,511
      5,294    University of California, COP, 5.43%, 4/15/04                         5,307
                                                                              ------------
                                                                                    97,099
               COLORADO -- 0.1%
      2,000    The City & County of Denver, Airport, Ser. B, Rev.,
                 7.25%, 11/15/05                                                     2,043

               CONNECTICUT -- 1.0%
     20,425    Fairfield, Connecticut, GO, BAN, 3.00%, 8/1/03                       20,650

               FLORIDA -- 1.5%
      1,265    Bay County, Hospital Systems, Bay Medical Center
                 Project, Rev., (p), 8.00%, 10/1/04+                                 1,412
      3,820    Boca Place Associates LTD, Senior Certificates,
                 Beneficial Ownership, Rev., 4.65%, 2/1/04                           3,961
      3,000    Duval County School District, GO, AMBAC,
                 6.00%, 8/1/03                                                       3,098

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               FLORIDA -- CONTINUED
$     7,335    JEA Electric Systems, Sub Ser. B, Rev., FSA,
                 5.00%, 10/1/06                                               $      8,016
      6,795    JEA Electric Systems, Sub Ser. B, Rev., FSA,
                 5.00%, 10/1/07                                                      7,467
      3,420    JEA Water & Sewer Systems, Ser. B, GO, FSA,
                 5.00%, 10/1/06                                                      3,744
      1,000    Turtle Run Community Development
                 District, Rev.,(p), 6.40%, 5/1/03                                   1,023
                                                                              ------------
                                                                                    28,721
               GEORGIA -- 1.9%
      3,935    Henry County School District,
                 GO, FGIC, 5.00%, 4/1/06                                             4,260
     12,310    Henry County School District,
                 GO, FGIC, 5.00%, 4/1/07                                            13,442
     19,525    Milledgeviille & Baldwin County Development
                 Authority, Georgia College & State University
                 Foundation, Student Housing, Rev.,
                 5.00%, 9/1/32                                                      20,392
                                                                              ------------
                                                                                    38,094
               ILLINOIS -- 0.1%
      1,700    Illinois Health Facilities Authority, Lifelink Corp.
                 Obligation Group, Ser. B, Rev., (p), 8.00%, 2/15/05                 1,923

               INDIANA -- 0.7%
     12,500    Indiana Bond Bank, Advance Funding Program
                 Notes, Ser. A-2, Rev., 2.25%, 1/22/03                              12,516

               KANSAS -- 0.4%
      6,000    Burlington, Kansas, Environmental Improvement,
                 Kansas City Power & Light, Rev., 4.75%, 9/1/15                      6,053
      1,505    Sedgwick & Shawnee Counties, Single Family,
                 Mortgage Backed Securities Program, Ser. A-1,
                 Rev.,4.70%, 12/1/08                                                 1,517
                                                                              ------------
                                                                                     7,570
               KENTUCKY -- 0.5%
     10,275    Kentucky Asset Liability Commission, Ser. A,
                 Rev., 3.50%, 11/1/03                                               10,398

               LOUISIANA -- 0.2%
      3,565    Louisiana State, Gas & Fuels Tax, Ser. A, Rev.,
                 AMBAC, 3.00%, 6/1/03                                                3,593

               MAINE -- 0.1%
      1,090    Maine Educational Loan Marketing Corp., Ser. A-4,
                 Rev., 5.85%, 11/1/02                                                1,090
      1,500    Maine Veterans Homes, Rev., (p), 7.75%, 10/1/05                       1,764
                                                                              ------------
                                                                                     2,854

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               MARYLAND -- 1.4%
$    25,000    Maryland State, State & Local Facilities Loan,
                 Ser. B, GO, 5.00%, 2/1/05                                    $     26,651

               MASSACHUSETTS -- 0.9%
      7,000    Massachusetts Housing Finance Agency, Single
                 Family Housing, Ser. I, Rev., 3.25%, 6/1/04                         7,080
     10,000    Massachusetts State, Ser. A, GO, BAN,
                 4.00%, 9/1/03                                                      10,195
                                                                              ------------
                                                                                    17,275
               MICHIGAN -- 0.5%
      5,175    Detroit, Michigan, Ser. B, GO, 6.75%, 4/1/03                          5,275
      1,225    Michigan State Hospital Finance Authority, Sparrow
                 Obligation Group, Rev., 5.00%, 11/15/03                             1,259
      2,555    Michigan State Hospital Finance Authority, Trinity
                 Health, Ser. A, Rev., 5.50%, 12/1/04                                2,714
                                                                              ------------
                                                                                     9,248
               MINNESOTA -- 0.2%
      3,500    Southern Minnesota Municipal Power Agency, Power
                 Supply Systems, Ser. A, Rev., AMBAC, 5.00%, 1/1/08                  3,814

               NEBRASKA -- 0.7%
     14,000    Nebraska Public Power District, Construction Notes,
                 Rev., 3.50%, 12/1/03                                               14,240

               NEW JERSEY -- 0.9%
     15,000    New Jersey State Transit Corp., Federal
                 Transportation Administration Grants, Ser. B, COP,
                 AMBAC, 5.50%, 9/15/07                                              16,773

               NEW MEXICO -- 0.2%
      2,800    Albuquerque, New Mexico, Retirement Facility, La
                 Vida Liena Project, Ser. A, Rev., (p), 8.85%, 2/1/03                2,903

               NEW YORK -- 0.9%
     13,625    Long Island Power Authority, Electric Systems,
                 Rev., 5.00%, 4/1/03                                                13,800
      2,265    New York City, New York, Ser. A, GO, 6.38%, 8/1/04                    2,305
      1,060    New York City, New York, Ser. B, GO, 7.50%, 2/1/06                    1,080
                                                                              ------------
                                                                                    17,185
               NORTH CAROLINA -- 0.3%
      5,570    North Carolina Eastern Municipal Power Agency,
                 Power System, Ser. C, Rev., 5.13%, 1/1/03                           5,592

               OHIO -- 0.6%
      6,200    Ohio State Public Facilities Commission, Higher
                 Education Capital Facilities, Ser. II-A, Rev., (p),
                 5.00%, 5/1/07                                                       6,818

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               OHIO -- CONTINUED
$     5,000    Ohio State, Higher Education Capital Facilities,
                 Ser. II-A, Rev., 5.00%, 12/1/07                              $      5,533
                                                                              ------------
                                                                                    12,351
               OREGON -- 0.2%
      2,740    Portland Oregon Community College District,
                 Ser. B, GO, 5.00%, 6/1/07                                           3,006

               PENNSYLVANIA -- 1.2%
      4,980    Delaware River Port Authority of
                 Pennsylvania & New Jersey,
                 Ser. A, Rev., AMBAC, 5.94%, 1/1/03                                  5,010
      1,000    Pennsylvania State Higher Educational Facilities
                 Authority, Health Services,
                 Ser. A, Rev., 5.25%, 1/1/03                                         1,004
     10,000    Pennsylvania State University, Rev.,
                 4.75%, 8/15/03                                                     10,242
      7,000    Philadelphia School District, GO, TRAN,
                 2.75%, 6/30/03                                                      7,051
                                                                              ------------
                                                                                    23,307
               PUERTO RICO -- 0.8%
     15,500    Puerto Rico Commonwealth, Rev., TRAN,
                 2.50%, 7/30/03                                                     15,606

               SOUTH CAROLINA -- 0.4%
      7,500    South Carolina State Public Service Authority,
                 Ser. D, Rev., FSA, 4.00%, 1/1/08                                    7,835

               TEXAS -- 1.9%
      3,200    Houston Community College System, Rev., (p),
                 MBIA, 5.55%, 4/15/07                                                3,589
      3,490    Houston, Texas, Airport Systems, Sub Lien, Ser. A,
                 Rev., FGIC, 6.00%, 7/1/10                                           3,873
      2,965    Houston, Texas, Water & Sewage System, Ser. B,
                 Rev., 6.30%, 12/1/07                                                3,034
      1,500    Lewisville, Texas, Combination Contract, Special
                 Assesment, Castle Hills No. 3 Project,
                 Rev., 4.13%, 5/1/31                                                 1,566
     25,000    Texas State, Rev., TRAN, 2.75%, 8/29/03                              25,234
                                                                              ------------
                                                                                    37,296
               UTAH -- 1.0%
     17,710    Intermountain Power Agency, Power Supply, Ser. A,
                 Rev., MBIA, 5.00%, 7/1/07                                          19,377

               VERMONT -- 0.1%
      2,000    Vermont IDA, Mortgage, Wake Robin Corp. Project,
                 Ser. A, Rev., (p), 8.75%, 3/1/03                                    2,105

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               VIRGIN ISLANDS -- 0.2%
$     3,570    University of the Virgin Islands, Ser. A, Rev., (p),
                 7.70%, 10/1/04                                               $      4,039

               WASHINGTON -- 0.7%
     10,000    Municipality Of Metropolitan Seattle, Sewer, Ser. Y,                 10,263
                 Rev., FGIC, 5.70%, 1/1/15
      4,000    Washington Health Care Facilities Authority,
                 Multicare Health Systems, Rev., MBIA,
                 4.38%, 8/15/04                                                      4,161
                                                                              ------------
                                                                                    14,424
               WEST VIRGINIA -- 0.1%
      1,545    Morgantown, West Virginia, Sewer Systems, Rev.,
                 7.25%, 6/1/05                                                       1,704

               WISCONSIN -- 0.2%
      5,000    Wisconsin State Health & Educational Facilities,
                 2.03%, 12/31/50                                                     5,000
               ---------------------------------------------------------------------------
               Total State and Municipal Obligations                               515,217
               (Cost $514,635)
               ---------------------------------------------------------------------------
               CORPORATE NOTES & Bonds -- 5.3%
               ASSET BACKED SECURITIES -- 2.1%
               Restructured Asset Securities with Enhanced
                 Returns (RACERS),
     14,300      Ser. 2002-35, Class C, FRN, #, 1.66%, 4/15/04                      14,203
     15,900      Ser. 2002-40, Class C, FRN, 1.69%, 4/15/04                         15,798
     12,200    Special Purpose Accounts Receivable
                 Cooperative Corp. (SPARCS),
                 Ser. 2002-6, FRN, #, 2.66%, 5/23/04                                12,061
                                                                              ------------
                                                                                    42,062
               AUTOMOTIVE -- 0.5%
     10,000    Ford Motor Credit Co., 7.50%, 3/15/05                                 9,710

               COMPUTERS/COMPUTER HARDWARE -- 0.8%
     15,100    International Business Machines Corp., FRN,
                 1.90%, 9/10/04                                                     15,099

               FINANCIAL SERVICES -- 1.3%
     10,000    American Express Credit Corp., MTN, FRN,
                 1.87%, 12/17/03 +                                                   9,998
               CIT Group, Inc.,
      1,850      MTN, FRN, 3.32%, 3/1/04                                             1,827
      1,800      7.50%, 11/14/03                                                     1,846
      1,750    Household Finance Corp., MTN, FRN,
                 2.15%, 5/28/04                                                      1,575
     10,000    Washington Mutual Bank FA, FRN, 2.06%, 5/17/04                       10,015
                                                                              ------------
                                                                                    25,261

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               PAPER/FOREST PRODUCTS -- 0.4%
$     7,100    Weyerhaeuser Co., FRN, 2.95%, 9/15/03                          $      7,095

               UTILITIES -- 0.2%
      5,000    NiSource Finance Corp., 5.75%, 4/15/03                                4,875
               ---------------------------------------------------------------------------
               Total Corporate Notes & Bonds                                       104,102
               (Cost $104,815)
               ---------------------------------------------------------------------------
               RESIDENTIAL MORTGAGE BACKED SECURITIES -- 9.1%
               COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.7%
               Federal National Mortgage Association,
     14,945      Ser. 2002-36, Class FS, FRN, 2.33%, 6/25/32                        15,040
     14,071      Ser. 2002-W4, Class A1, 4.50%, 5/25/42                             14,087
               Government National Mortgage Association,
      4,974      Ser. 2000-38, Class F, FRN, 2.23%, 12/20/30                         4,981
      4,012      Ser. 1996-13, Class B, 7.00%, 10/16/22                              4,046
     13,843    Residential Funding Mortgage Securities I,
                 Ser. 1999-S9, Class A1, 6.75%, 4/25/29                             14,142
                                                                              ------------
                                                                                    52,296
               MORTGAGE BACKED PASS-THROUGH SECURITIES -- 6.4%
               Federal National Mortgage Association,
     54,300      Pool 254477, 5.50%, 10/1/32                                        54,930
     70,350      Pool 667042, 6.00%, 10/1/32                                        72,418
                                                                              ------------
                                                                                   127,348
               ---------------------------------------------------------------------------
               Total Residential Mortgage Backed Securities                        179,644
               (Cost $179,661)
               ---------------------------------------------------------------------------
               ASSET BACKED SECURITIES -- 7.3%
     13,000    Capital One Master Trust, Ser. 2001-4, Class A,
                 FRN, 1.88%, 4/16/07                                                13,007
      9,100    Citibank Credit Card Issuance Trust, Ser. 2002-A2,
                 Class A2, FRN, 1.78%, 2/15/07                                       9,096
               Counts,
      8,250      Ser. 2002-10, FRN, #, 0.00%, 8/15/07 (f)                            8,250
      8,250      Ser. 2002-11, FRN, #, 0.00%, 8/15/07 (f)                            8,250
     11,552    EQCC Trust, Ser. 2002-1, Class 2A, FRN,
                 2.13%, 11/25/31                                                    11,543
     15,310    First USA Credit Card Master Trust, Ser. 1999-3,
                 Class A, FRN, 1.98%, 12/19/06                                      15,331
      2,404    Ford Credit Auto Owner Trust, Ser. 2000-A, Class
                 A4, 7.09%, 11/17/03                                                 2,423
     11,639    HFC Home Equity Loan Asset Backed Certificates,
                 Ser. 2002-2, Class A, 2.13%, 4/20/32                               11,607
     12,000    MBNA Master Credit Card Trust USA, Ser. 1996-E,
                 Class A, 1.97%, 10/15/05                                           12,005
      1,006    Peco Energy Transition Trust, Ser. 1999-A,
                 Class A3, FRN, 1.92%, 3/1/06                                        1,006
     13,798    Residential Asset Mortgage Products, Inc.,
                 Ser. 2002-RS5, FRN, 2.20%, 8/25/32                                 13,798

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               Sears Credit Account Master Trust,
$    21,150      Ser. 2002-1, Class A, 1.90%, 2/18/09                         $     21,141
      4,500      Ser. 2002-4, Class A, 1.93%, 8/18/09                                4,504
     10,785    SLM Student Loan Trust, Ser. 2002-1, Class A1,
                 FRN, 1.87%, 10/25/10                                               10,785
               ---------------------------------------------------------------------------
               Total Asset Backed Securities                                       142,746
               (Cost $142,817)
------------------------------------------------------------------------------------------
               Total Long -Term Investments                                      1,026,382
               (Cost $1,025,786)
------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENTS -- 47.6%
------------------------------------------------------------------------------------------

               STATE AND MUNICIPAL OBLIGATION -- 43.6%
               ALASKA -- 1.0%
     19,000    Valdez, Alaska, Marine Terminal, Phillips Project,
                 Ser. C, Rev., FRDO, 2.90%, 1/2/03                                  19,003

               ARIZONA -- 1.2%
     12,000    Arizona Educational Loan Marketing Corp., ACES,
                 Ser. A, Rev., FRDO, 1.48%, 11/27/02                                12,000
      5,100    Arizona Educational Loan Marketing Corp., RAMS,
                 Ser. A, Rev., FRDO, 1.65%, 11/29/02                                 5,100
      3,000    Arizona Student Loan Acquisition Authority, RAMS,
                 Senior Ser. A-1, Rev., FRDO, 1.55%, 11/21/02                        3,000
      4,000    Northern Arizona Capital Facilities Finance Corp.,
                 Northern Arizona University Project, Student
                 Housing, Ser. A, Rev., FRDO, 4.00%, 4/30/03                         4,136
                                                                              ------------
                                                                                    24,236
               CALIFORNIA -- 2.9%
      4,500    Access to Loans for Learning Student Loan Corp.,
                 Student Loan Project, Ser. IV-A4, Rev., RAMS,
                 FRDO, 1.40%, 11/12/02                                               4,500
      6,995    California State, Floating Certificates,
                 Ser. 384, GO, FGIC, FRDO, 1.93%, 11/7/02                            6,995
     13,250    California State, Rev., RAN, FRDO, 1.72%, 11/07/02                   13,250
     10,000    California Statewide Communities Development
                 Authority, Kaiser Permanente,
                 Ser. C, Rev., FRDO, 3.70%, 11/8/02                                 10,192
      1,000    Chela Financial USA, Inc., California Student Loan,
                 ACES, Senior Ser. C-4, Rev., FRDO, 1.92%, 11/26/02                  1,000
     15,800    Student Education Loan Marketing Corp., RAMS,
                 Sub Ser. III-C-1, Rev., FRDO, 1.75%, 11/14/02                      15,800
      5,500    Student Education Loan Marketing Corp.,
                 Sub Ser. IV-C-1, Rev., FRDO, 1.79%, 11/21/02                        5,500
                                                                              ------------
                                                                                    57,237

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               COLORADO -- 1.1%
$     1,500    Colorado Housing & Finance Authority,
                 Multi-Family Housing, Class 1-B1, Rev.,
                 FRDO, 2.20%, 1/26/03                                         $      1,500
     10,000    Denver City & County, Sub Ser. A-2, Rev.,
                 FRDO, FGIC, 1.55%, 11/12/02                                        10,000
      9,950    The City & County of Denver, Airport
                 Sub Systems, Sub Ser. C-3, Rev.,
                 FRDO, FGIC, 1.57%, 12/02/02                                         9,950
                                                                              ------------
                                                                                    21,450
               CONNECTICUT -- 0.3%
      5,700    Connecticut State Health & Educational Facilities
                 Authority, Wesleyan University,
                 Ser. D, Rev., FRDO, 1.65%, 11/13/02                                 5,700

               DISTRICT OF COLOMBIA -- 2.2%
     10,000    District of Columbia, Ser. A-2, GO, FRDO, MBIA,
                 1.60%, 4/10/03                                                     10,000
      2,000    District of Columbia, Ser. B-2, GO, FRDO, MBIA,
                 1.55%, 4/12/02                                                      2,000
     11,800    District of Columbia, American University, Rev.,
                 FRDO, 1.80%, 11/6/02                                               11,800
      2,250    District of Columbia, Georgetown University,
                 Ser.A, Rev., FRDO, MBIA, 1.50%, 11/6/02                             2,250
     16,900    District of Columbia, Georgetown University,
                 Ser.C, Rev., FRDO, MBIA, 1.58%, 11/21/02                           16,900
                                                                              ------------
                                                                                    42,950
               GEORGIA -- 0.4%
      4,000    Fulton County Development Authority, Lovett
                 School Project, Rev., FRDO, 1.85%, 11/6/02                          4,000
      4,000    Gwinnett County Hospital Authority, Gwinnett
                 Hospital Systems, Inc. Project, Rev., RAN, FRDO,
                 1.85%, 11/6/02                                                      4,000
                                                                              ------------
                                                                                     8,000
               ILLINOIS -- 2.3%
      7,000    Chicago Board of Education, FLOATS,
                 Ser. SG-103, FRDO, 1.90%, 11/7/02                                   7,000
     16,100    Chicago, Illinois Water Authority,
                 Rev., FRDO, 1.85%, 11/6/02                                         16,100
     13,000    Chicago, Illinois, GO, TN, FRDO, 1.75%, 12/19/02                     13,000
      4,300    Galesburg, Illinois, Knox College Project,
                 Rev., FRDO, 1.92%, 11/7/02                                          4,300
      1,450    Illinois Health Facilities Authority, Rockford
                 Memorial Hospital Group, Rev., FRDO, AMBAC,
                 1.59%, 11/13/02                                                     1,450
      3,700    Springfield, Illinois, Electric, Sub Lien, Rev., FRDO,
                 MBIA, 1.70%, 12/15/02                                               3,700
                                                                              ------------
                                                                                    45,550

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               INDIANA -- 0.8%
$     5,000    Indiana Health Facility Financing Authority,
                 Ascension Health Credit Group,
                 Ser. A-4, Rev., FRDO, 1.80%, 3/5/03                          $      5,000
     11,215    Indiana University, Student Residence Systems,
                 Rev., FRDO, 1.80%, 11/6/02                                         11,215
                                                                              ------------
                                                                                    16,215
               IOWA -- 0.5%
      4,000    Iowa Student Loan Liquidity Corp., Ser. H, Rev.,
                 FRDO, 1.93%, 11/7/02                                                4,000
      6,500    Iowa Student Loan Liquidity Corp., Ser. R, Rev.,
                 FRDO, AMBAC, 1.75%, 12/04/02                                        6,500
                                                                              ------------
                                                                                    10,500
               KENTUCKY -- 0.2%
      2,950    Ohio County, PCR, Big Rivers Electric Project,
                 Ser. A, Rev., FRDO, AMBAC, 1.80%, 11/20/02                          2,950

               LOUISIANA -- 0.7%
     13,150    Louisiana Public Facilities Authority, Wills-Knighton
                 Medical Center, Ser. 1993, Rev., FRDO, AMBAC,
                 1.40%, 11/5/02                                                     13,150

               MAINE -- 0.8%
      7,900    Maine Educational Loan Marketing Corp., ACES,
                 Ser. A-2, Rev., FRDO, 1.45%, 11/13/02                               7,900
      5,000    Maine Educational Loan Marketing Corp., ACES,
                 Ser. A-3, Rev., FRDO, 1.50%, 11/20/02                               5,000
      2,000    Maine Educational Loan Marketing Corp., Student
                 Loan, Senior Ser. A-2, Rev., FRDO, AMBAC,
                 1.47%, 11/8/02                                                      2,000
                                                                              ------------
                                                                                    14,900
               MARYLAND -- 1.5%
     26,850    Maryland State Health & Higher Educational
                 Facilities Authority, Johns Hopkins Hospital,
                 Ser. A, Rev., FRDO, 2.33%, 11/6/02                                 26,850
      2,700    Maryland State Health & Higher Educational
                 Facilities Authority, Johns Hopkins Hospital,
                 Ser. B, Rev., FRDO, 2.60%, 11/12/02                                 2,700
                                                                              ------------
                                                                                    29,550
               MASSACHUSETTS -- 1.2%
      4,250    Massachusetts Health & Educational Facilities
                 Authority, Tufts University, Ser. G, Rev., FRDO,
                 1.55%, 11/14/02                                                     4,250
      6,450    Massachusetts State Water Resources Authority,
                 Ser. D, Rev., FRDO, AMBAC, 1.58%, 11/8/02                           6,450
     14,000    Route 3 North Transit Improvement Association,
                 Ser. B, Rev., FRDO, AMBAC, 1.85%, 11/6/02                          14,000
                                                                              ------------
                                                                                    24,700

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               MICHIGAN -- 2.9%
$    15,050    Central Michigan University, Ser. A, Rev., FRDO,
                 AMBAC, 1.75%, 11/27/02                                       $     15,050
     20,000    Michigan State Building Authority, Multi-Modal
                 Facilities Program, Rev., FRDO, 1.85%, 11/6/02                     20,000
     13,500    University of Michigan, Rev., FRDO,
                 1.80%, 11/7/02                                                     13,500
      3,000    Wayne State University, General Purpose, Rev.,
                 FRDO, AMBAC, 1.50%, 11/14/02                                        3,000
      6,000    Western Michigan University, Ser. A, Rev., FRDO,
                 AMBAC, 1.58%, 11/7/02                                               6,000
                                                                              ------------
                                                                                    57,550
               MISSISSIPPI -- 1.7%
     10,400    Mississippi Higher Education Assistance Corp.,
                 Student Loan, ACES, Senior Ser. A-1, Rev., FRDO,
                 1.50%, 11/22/02                                                    10,400
     13,000    Mississippi Higher Education Assistance Corp.,
                 Student Loan, ACES, Ser. B, Rev., FRDO,
                 1.45%, 11/5/02                                                     13,000
      2,500    Mississippi Higher Education Assistance Corp.,
                 Student Loan, Ser. A, Rev., FRDO, 1.45%, 11/6/02                    2,500
      7,400    Mississippi Higher Education Assistance Corp.,
                 Student Loan, Ser. B, Rev., FRDO, 1.50%, 11/19/02                   7,400
                                                                              ------------
                                                                                    33,300
               MISSOURI -- 1.0%
     10,000    Missouri State Health & Educational Facilities
                 Authority, Mercy Health Systems, Ser. C, Rev.,
                 FRDO, AMBAC, 1.60%, 11/27/02                                       10,000
     10,000    Missouri State Health & Educational Facilities
                 Authority, Mercy Health Systems, Ser. B, Rev.,
                 FRDO, AMBAC, 1.50%, 11/13/02                                       10,000
                                                                              ------------
                                                                                    20,000
               MONTANA -- 0.9%
     11,600    Montana Higher Education Student Assistance
                 Corp., Student Loan, Senior Ser. A, Rev.,
                 FRDO,1.50%, 11/15/02                                               11,600
      5,000    Montana Higher Education Student Assistance
                 Corp., Student Loan, Senior Ser. B, Rev.,
                 FRDO, 1.55%, 11/22/02                                               5,000
      2,000    Montana Higher Education Student Assistance
                 Corp., Student Loan, Senior Ser. A, Rev.,
                 FRDO, 1.45%, 11/6/02                                                2,000
                                                                              ------------
                                                                                    18,600
               MULTIPLE STATES -- 3.2%
      3,060    MBIA Capital Corp., FLOATS, FRDO, 2.03%, 11/7/02                      3,060
        915    Puttable Floating Option Tax-Exempt Receipts,
                 FLOATS, FRDO, 2.08%, 11/7/02                                          915

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               MULTIPLE STATES -- CONTINUED
$     4,670    Puttable Floating Option
                 Tax-Exempt Receipts, FLOATS,
                 Ser. POL-1, FRDO 2.13%, 11/7/02                              $      4,670
     28,290    Puttable Floating Option
                 Tax-Exempt Receipts, FLOATS,
                 Ser. PPT-12, FRDO, 2.13%, 11/7/02                                  28,290
      8,750    Puttable Floating Option
                 Tax-Exempt Receipts, FLOATS,
                 Ser. PPT-38, Mode A, FRDO, 1.37%, 11/7/02                           8,750
     16,951    Puttable Floating Option
                 Tax-Exempt Reciepts, FLOATS,
                 Ser. PPT-34, FRDO, #, 1.50%, 11/7/02                               16,951
                                                                              ------------
                                                                                    62,636
               NEW HAMPSHIRE -- 0.2%
      3,000    New Hampshire Health & Education Facilities
                 Authority, Higher Education Loans,
                 Ser. A, Rev., FRDO, 1.75%, 12/14/02                                 3,000

               NEW JERSEY -- 0.5%
     10,000    New Jersey Transportation Trust Fund Authority,
                 Ser. A-8, Rev., FRDO, MBIA, 1.65%, 11/29/02                        10,000

               NEW MEXICO -- 0.5%
      5,000    New Mexico Educational Assistance Foundation,
                 Student Loan Project, Senior Ser. A-1, Rev.,
                 FRDO, 1.42%, 11/5/02                                                5,000
      5,000    New Mexico Educational Assistance Foundation,
                 Student Loan Project, Senior Ser. A-1, Rev.,
                 FRDO, 1.47%, 11/13/02                                               5,000
                                                                              ------------
                                                                                    10,000
               NEW YORK -- 1.7%
      6,270    New York City Transitional Finance Authority,                         6,270
                 Ser. 680, Rev., MBIA-IBC, FRDO, 1.88%, 11/7/02
     15,500    New York State Energy Research & Development
                 Authority, Consolidated Edison Co.,
                 Subser. A-2, Rev., FRDO, AMBAC, 1.50%, 11/13/0215,                    500
     12,950    Triborough Bridge & Tunnel Authority, ACES,
                 Ser. A-5, Rev., FRDO, 1.55%, 11/14/02                              12,950
                                                                              ------------
                                                                                    34,720
               North Carolina -- 0.6%
      5,000    Guilford County, Ser. C, GO, FRDO,
                 1.85%, 11/6/02                                                      5,000
      4,435    North Carolina Housing Finance Agency,
                 Appalachian Student Housing,
                 Ser. A, Rev., FRDO, 5.50%, 3/19/03                                  4,503
      2,000    Wake County Industrial Facilities & Pollution Control
                 Financing Authority, Ser. E, Rev., FRDO, AMBAC,
                 1.40%, 11/13/02                                                     2,000
                                                                              ------------
                                                                                    11,503

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               OHIO -- 0.3%
$     6,000    Student Loan Funding Corp., ACES,
                 Ser. B-2, Rev., FRDO, AMBAC, 1.45%, 11/12/02                 $      6,000

               OKLAHOMA -- 0.6%
      4,300    Oklahoma Student Loan Authority, ACES,
                 Ser. A-1, Rev., FRDO, 1.75%, 12/15/02                               4,300
      7,000    Tulsa County Industrial Authority,
                 Healthcare, St. Francis Hospital, Inc.,
                 Ser. B, Rev., FRDO, 5.15%, 12/28/02                                 7,237
                                                                              ------------
                                                                                    11,537
               PENNSYLVANIA -- 0.5%
     10,000    Clinton County IDA, Solid Waste
                 Disposal, International Paper Co. Project,
                 Ser. A, Rev., FRDO, 3.70%, 11/15/03                                10,008

               RHODE ISLAND -- 1.0%
     10,500    Rhode Island Student Loan Authority, ACES,
                 Ser. 1, Rev., FRDO, AMBAC, 1.45%, 11/13/02                         10,500
        200    Rhode Island Student Loan Authority, ACES,
                 Ser. A, Rev., FRDO, 1.60%, 12/2/02                                    200
      9,700    Rhode Island Student Loan Authority, ACES,
                  Ser. 1, Rev., FRDO, AMBAC, 1.47%, 11/7/02                          9,700
                                                                              ------------
                                                                                    20,400
               SOUTH CAROLINA -- 0.3%
      6,000    South Carolina State Education Assistance
                 Authority, Student Loan, Senior Lien,
                 Ser. A, Rev, FRDO, 1.45%, 11/6/02                                   6,000

               SOUTH DAKOTA -- 1.3%
     10,800    Education Loans, Inc., South Dakota Student Loan,
                 ACES, Ser. 1-A, Rev., FRDO, 1.75%, 12/5/02                         10,800
      4,000    Education Loans, Inc., South Dakota Student Loan,
                 ACES, Ser. 1-B, Rev., FRDO, 1.47%, 11/7/02                          4,000
     10,000    Education Loans, Inc., South Dakota Student Loan,
                 ACES, Ser. 1-C, Rev., FRDO, 1.45%, 11/14/02                        10,000
                                                                              ------------
                                                                                    24,800
               TEXAS -- 3.9%
      2,200    Brazos Higher Education Authority, ACES, Senior
                 Lein, Ser. A-1, Rev., FRDO, 1.75%, 12/5/02                          2,200
      7,000    Brazos Higher Education Authority, ACES, Senior
                 Lien, Ser. A-1, Rev., FRDO, 1.50%, 11/21/02+                        7,000
      4,000    Brazos Higher Education Authority, ACES, Senior
                 Lien, Ser. A-3, Rev., FRDO, 1.50%, 11/14/02                         4,000
      5,050    Brazos Higher Education Authority, ACES, Senior
                 Lien, Ser. A-2, Rev., FRDO, 1.40%, 11/1/02                          5,050
      2,000    Brazos Higher Education Authority, ACES,
                 Ser. A-7, Rev., FRDO, 1.45%, 11/8/02                                2,000

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               TEXAS -- CONTINUED
$     8,000    Brazos River Authority, PCR, Utilities Electric Co.,
                 Ser. B, Rev., FRDO, 5.05%, 6/21/03                           $      7,051
     10,000    Harris County Health Facilities Development
                 Authority, Hospital, Memorial Hermann,
                 Ser. B, Rev., FRDO, FSA, 1.65%, 11/17/02                           10,000
      9,800    Harris County Health Facilities Development
                 Authority, Stars Memorial Hospital,
                 Ser. B, Rev., FRDO, MBIA, 1.50%, 11/6/02                            9,800
      8,300    Houston, Texas, Hotel Occupancy, Convention &
                 Entertainment, Ser. C-1, Rev., FRDO, AMBAC,
                 1.50%, 11/14/02                                                     8,300
      7,000    South Texas Higher Education Authority,
                 Ser. A-1, Rev., FRDO, MBIA, 1.50%, 11/21/02                         7,000
     15,000    Texas State, Floating Rate Trust Receipts,
                 Ser. L-23, Regulation D, GO, FRDO,
                 1.95%, 11/06/02                                                    15,000
                                                                              ------------
                                                                                    77,401
               UTAH -- 2.0%
     19,450    Utah State Board of Regents, Student Loan, ACES,
                 Ser. A, Class II, Rev., FRDO, 1.44%, 11/5/02                       19,450
     20,000    Utah Transit Authority, Sales Tax & Transportation,
                 Light Rail Transit, Ser. R, Rev., FRDO,
                 1.80%, 11/7/02                                                     20,000
                                                                              ------------
                                                                                    39,450
               VERMONT -- 0.5%
     10,000    Vermont Student Assistance Corp., Educational Loan,
                 Ser. N, Rev., FRDO, AMBAC, 1.50%, 11/14/02                         10,000

               VIRGINIA -- 0.6%
      4,000    Louisa IDA, Solid Waste & Sewer Disposal,
                 Electric & Power Co. Project, Ser. A, Rev.,
                 FRDO, 3.40%, 2/28/03                                                4,045
      7,800    Louisa IDA, Solid Waste & Sewer Disposal,
                 Electric & Power Co. Project, Ser. A, Rev.,
                 FRDO, 3.15%, 4/1/03                                                 7,800
                                                                              ------------
                                                                                    11,845
               WISCONSIN -- 1.1%
     10,160    Badger TOB Asset Securitization Corp.,
                 Ser. 663, Rev., FRDO, 2.13%, 11/7/02                               10,160
      6,250    Wisconsin Health & Educational Facilities Authority,
                 Ser. 1999-A, Rev., FRDO, 4.45%, 11/2/02                             6,423
      4,180    Wisconsin State Health & Educational Facilities
                 Authority, Hospital Charity Obligation Group,
                 Ser. D, Rev., FRDO, (p), 4.90%, 4/21/03                             4,461
                                                                              ------------
                                                                                    21,044
               WYOMING -- 1.2%
      8,000    Wyoming Student Loan Corp., ACES, Ser. A, Rev.,
                 FRDO, 1.50%, 11/6/02                                                8,000

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

 PRINCIPAL
  AMOUNT
   (USD)       ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               WYOMING -- CONTINUED
$     5,800    Wyoming Student Loan Corp., ACES,
                 Ser. B, Rev., FRDO, 1.47%, 11/13/02                          $      5,800
      5,000    Wyoming Student Loan Corp., ACES,
                 Ser. B, Rev., FRDO, 1.60%, 11/20/02                                 5,000
      4,000    Wyoming Student Loan Corp., ACES,
                 Ser. A, Rev., FRDO, 1.60%, 11/20/02                                 4,000
                                                                              ------------
                                                                                    22,800
               ---------------------------------------------------------------------------
               Total State and Municipal Obligations                               858,685
               (Cost $857,491)
               ---------------------------------------------------------------------------
               U.S. TREASURY SECURITY -- 0.1%
      2,000    U. S. Treasury Bill, 1.63%, 4/17/03 @                                 1,987
               (Cost $1,985)

     SHARES
               MONEY MARKET FUND -- 3.9%
     77,013    JPMorgan Tax Free Money Market Fund(a)                               77,013
               (Cost $77,013)
------------------------------------------------------------------------------------------
               Total Short-Term Investments                                        937,685
               (Cost $936,489)
------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                     $ 1,964,067
               (Cost $1,962,275)
------------------------------------------------------------------------------------------

FUTURES CONTRACTS

                                                               NOTIONAL      UNREALIZED
  NUMBER                                                       VALUE AT     APPRECIATION/
    OF                                       EXPIRATION        10/31/02    (DEPRECIATION)
 CONTRACTS     DESCRIPTION                      DATE             (USD)         (USD)
------------------------------------------------------------------------------------------
               SHORT FUTURES OUTSTANDING
  (649)        5 Year Treasury Notes       December, 2002   $   (73,814)      $  (959)
  (146)        2 Year Treasury Notes       December, 2002       (31,415)         (416)

                       See notes to financial statements.

JPMORGAN TAX AWARE LARGE CAP GROWTH FUND
Portfolio of Investments
As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 99.1%
------------------------------------------------------------------------------------------
               COMMON STOCKS -- 99.1%
               BIOTECHNOLOGY -- 4.8%
        141    Amgen, Inc.*                                                   $      6,584
        162    Applied Biosystems Group - (Applera Corp.)*                           3,281
         37    Gilead Sciences, Inc. *                                               1,299
         50    Medimmune, Inc.*                                                      1,288
                                                                              ------------
                                                                                    12,452
               BROADCASTING/CABLE -- 0.6%
         65    Comcast Corp., Special Class A*                                       1,497

               BUSINESS SERVICES -- 2.1%
        125    Automatic Data Processing, Inc.                                       5,299

               COMPUTER NETWORKS -- 2.0%
        456    Cisco Systems, Inc.*                                                  5,096

               COMPUTER SOFTWARE -- 9.9%
         46    Affiliated Computer Services, Inc., Class A*                          2,109
        385    Microsoft Corp.*                                                     20,574
        277    Oracle Corp.*                                                         2,838
                                                                              ------------
                                                                                    25,521
               COMPUTERS/COMPUTER HARDWARE -- 6.8%
        206    Dell Computer Corp.*                                                  5,885
        146    International Business Machines Corp.                                11,502
                                                                              ------------
                                                                                    17,387
               CONSUMER PRODUCTS -- 6.5%
        134    Colgate-Palmolive Co.                                                 7,367
         85    Philip Morris Companies, Inc.                                         3,464
         67    Procter & Gamble Co.                                                  5,915
                                                                              ------------
                                                                                    16,746
               DIVERSIFIED -- 4.8%
        485    General Electric Co.                                                 12,246

               FINANCIAL SERVICES -- 8.3%
        146    American Express Co.                                                  5,325
         80    Citigroup, Inc.                                                       2,971
         95    Fannie Mae                                                            6,352
         94    Goldman Sachs Group, Inc.                                             6,722
                                                                              ------------
                                                                                    21,370
               FOOD/BEVERAGE PRODUCTS -- 5.8%
         67    PepsiCo, Inc.                                                         2,939
        160    The Coca-Cola Co.                                                     7,430
         73    Unilever NV, N.Y. Registered Shares
                 (The Netherlands)                                                   4,654
                                                                              ------------
                                                                                    15,023
               HEALTH CARE/HEALTH CARE SERVICES -- 0.9%
         33    Cardinal Health, Inc.                                                 2,317

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               INSURANCE -- 2.9%
         42    Ambac Financial Group, Inc.                                    $      2,565
         80    American International Group, Inc.                                    5,010
                                                                              ------------
                                                                                     7,575
               MULTI-MEDIA -- 2.3%
        303    AOL Time Warner, Inc.*                                                4,462
         84    Walt Disney Co.                                                       1,404
                                                                              ------------
                                                                                     5,866
               OIL & GAS -- 1.2%
         93    Exxon Mobil Corp.                                                     3,130

               PHARMACEUTICALS -- 20.3%
        167    Abbott Laboratories                                                   6,980
         96    Eli Lilly & Co.                                                       5,300
         18    Forest Laboratories, Inc.*                                            1,803
        215    Johnson & Johnson                                                    12,611
         75    Merck & Co., Inc.                                                     4,079
         85    Mylan Laboratories, Inc.                                              2,675
        479    Pfizer, Inc.                                                         15,205
         98    Wyeth                                                                 3,290
                                                                              ------------
                                                                                    51,943
               RESTAURANTS/FOOD SERVICES -- 2.4%
        275    Yum! Brands, Inc.*                                                    6,193

               RETAILING -- 9.7%
        249    Home Depot, Inc.                                                      7,197
         62    Kohl's Corp.*                                                         3,622
        263    Wal-Mart Stores, Inc.                                                14,057
                                                                              ------------
                                                                                    24,876
               SEMI-CONDUCTORS -- 5.8%
        132    Applied Materials, Inc.*                                              1,990
        604    Intel Corp.                                                          10,447
        158    Texas Instruments, Inc.                                               2,503
                                                                              ------------
                                                                                    14,940
               TELECOMMUNICATIONS -- 1.2%
         79    Verizon Communications, Inc.                                          2,972
               TELECOMMUNICATIONS EQUIPMENT -- 0.8%
        127    Nokia OYJ, ADR (Finland)                                              2,104
               ---------------------------------------------------------------------------
               Total Common Stocks                                                 254,553
               (Cost $303,736)
------------------------------------------------------------------------------------------
      SHORT -TERM INVESTMENT -- 0.9%
------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 0.9%
      2,272    JPMorgan Prime Money Market Fund(a)                                   2,272
               (Cost $2,272)
------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                    $    256,825
               (Cost $306,008)
------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TAX AWARE LARGE CAP VALUE FUND
Portfolio of Investments
As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 96.7%
------------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.7%
               APPAREL -- 2.0%
        191    Jones Apparel Group, Inc.*                                     $      6,620

               AUTOMOTIVE -- 1.7%
         70    Johnson Controls, Inc.                                                5,460

               BANKING -- 10.3%
        204    Bank One Corp.                                                        7,880
        381    U.S. Bancorp                                                          8,027
        229    Wachovia Corp.                                                        7,974
         96    Washington Mutual, Inc.                                               3,433
        130    Wells Fargo & Co.                                                     6,561
                                                                              ------------
                                                                                    33,875
               BROADCASTING/CABLE -- 1.4%
        196    Comcast Corp., Special Class A*                                       4,519

               BUSINESS SERVICES -- 1.4%
        280    Accenture LTD, Class A (Bermuda)*                                     4,726

               CHEMICALS -- 4.6%
        100    Potash Corp. of Saskatchewan (Canada                                  6,765
        156    Praxair, Inc.                                                         8,502
                                                                              ------------
                                                                                    15,267
               COMPUTERS/COMPUTER HARDWARE -- 3.7%
        203    Hewlett-Packard Co.                                                   3,207
         72    International Business Machines Corp.                                 5,682
        146    NCR Corp.*                                                            3,243
                                                                              ------------
                                                                                    12,132
               CONSUMER PRODUCTS -- 7.8%
        316    Philip Morris Companies, Inc.                                        12,866
        102    Procter & Gamble Co.                                                  8,990
        128    The Gillette Co.                                                      3,837
                                                                              ------------
                                                                                    25,693
               DIVERSIFIED -- 1.4%
        325    Tyco International LTD (Bermuda)                                      4,701

               FINANCIAL SERVICES -- 13.5%
        260    CIT Group, Inc.*                                                      4,631
        430    Citigroup, Inc.                                                      15,885
        132    Fannie Mae                                                            8,852
        108    Goldman Sachs Group, Inc.                                             7,718
        119    Merrill Lynch & Co., Inc.                                             4,505
        270    Stilwell Financial, Inc.                                              3,162
                                                                              ------------
                                                                                    44,753
               HEALTH CARE/HEALTH CARE SERVICES -- 2.6%
         83    C.R. Bard, Inc.                                                       4,614
        136    Tenet Healthcare Corp.*                                               3,910
                                                                              ------------
                                                                                     8,524

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               INSURANCE -- 6.2%
        175    Ambac Financial Group, Inc.                                    $     10,827
        243    The Allstate Corp.                                                    9,667
                                                                              ------------
                                                                                    20,494
               MACHINERY & ENGINEERING EQUIPMENT -- 1.1%
         92    Caterpillar, Inc.                                                     3,765

               MANUFACTURING -- 1.0%
        139    Honeywell International, Inc.                                         3,337

               METALS/MINING -- 1.8%
        277    Alcoa, Inc.                                                           6,104

               MULTI-MEDIA -- 1.2%
        474    Liberty Media Corp., Class A*                                         3,921

               OIL & GAS -- 10.9%
        165    Baker Hughes, Inc.                                                    4,793
        143    ChevronTexaco Corp.                                                   9,704
        569    Exxon Mobil Corp.                                                    19,147
         96    GlobalSantaFe Corp.                                                   2,299
                                                                              ------------
                                                                                    35,943
               PACKAGING -- 1.3%
        330    Smurfit-Stone Container Corp.*                                        4,293

               PHARMACEUTICALS -- 2.9%
         68    Eli Lilly & Co.                                                       3,788
        155    Schering-Plough Corp.                                                 3,309
         72    Wyeth                                                                 2,405
                                                                              ------------
                                                                                     9,502
               REAL ESTATE INVESTMENT TRUST -- 2.4%
        344    Archstone-Smith Trust                                                 7,896

               RETAILING -- 4.1%
        185    Target Corp.                                                          5,557
        382    TJX Companies, Inc.                                                   7,839
                                                                              ------------
                                                                                    13,396
               SEMI-CONDUCTORS -- 0.2%
        115    Lattice Semiconductor Corp.*                                            779

               TELECOMMUNICATIONS -- 5.5%
        257    SBC Communications, Inc.                                              6,602
        310    Verizon Communications, Inc.                                         11,707
                                                                              ------------
                                                                                    18,309
               UTILITIES -- 7.7%
        213    DTE Energy Co.                                                        9,605
        215    Entergy Corp.                                                         9,479
        156    Progress Energy, Inc.                                                 6,508
                                                                              ------------
                                                                                    25,592
               ---------------------------------------------------------------------------
               Total Common Stocks                                                 319,601
               (Cost $377,109)
               ---------------------------------------------------------------------------

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 3.3%
------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 3.3%
     10,774    JPMorgan Prime Money Market Fund(a)                            $     10,774
               (Cost $10,774)
------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                    $    330,375
               (Cost $387,883)
------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
Portfolio of Investments
As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- 91.2%
------------------------------------------------------------------------------------------
               COMMON STOCKS-- 90.9%
               AEROSPACE -- 0.6%
          9    Triumph Group, Inc.*                                           $        216

               APPAREL -- 1.0%
          9    Columbia Sportswear Co.*                                                379

               AUTOMOTIVE-- 0.7%
          5    Oshkosh Truck Corp.                                                     271

               BANKING -- 3.6%
         25    Doral Financial Corp. (Puerto Rico)                                     653
         58    NetBank, Inc.*                                                          570
          5    Southwest Bancorp of Texas, Inc.*                                       155
                                                                              ------------
                                                                                     1,378
               BIOTECHNOLOGY -- 1.8%
         13    Charles River Laboratories International, Inc.*                         465
         24    Protein Design Labs, Inc.*                                              202
                                                                              ------------
                                                                                       667
               CHEMICALS -- 1.2%
         39    Symyx Technologies, Inc.*                                               452

               COMPUTER SOFTWARE -- 9.4%
          8    Anteon International Corp.*                                             175
         27    Borland Software Corp.*                                                 366
         12    CACI International, Inc., Class A*                                      478
         13    Computer Programs & Systems, Inc.*                                      296
         10    ManTech International Corp.*                                            240
         13    NetIQ Corp.*                                                            178
         56    Precise Software Solutions LTD (Israel)*                                650
          9    SRA International, Inc., Class A*                                       226
         28    Tier Technologies, Inc., Class B*                                       536
         11    Veridian Corp.*                                                         273
         50    Witness Systems, Inc.*                                                  131
                                                                              ------------
                                                                                     3,549
               COMPUTERS/COMPUTER HARDWARE -- 2.0%
         50    Maxtor Corp.*                                                           189
         13    Mercury Computer Systems, Inc.*                                         394
         26    Synaptics, Inc.*                                                        162
                                                                              ------------
                                                                                       745
               CONSTRUCTION -- 0.9%
          7    EMCOR Group, Inc.*                                                      328

               CONSUMER SERVICES -- 1.1%
         19    ITT Educational Services, Inc.*                                         414

               ELECTRONICS/ELECTRICAL EQUIPMENT -- 2.5%
          9    Coherent, Inc.*                                                         160
         12    InVision Technologies, Inc.*                                            442
         23    OSI Systems, Inc.*                                                      363
                                                                              ------------
                                                                                       965

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               ENTERTAINMENT/LEISURE -- 1.0%
         52    Scientific Games Corp., Class A*                               $        394

               ENVIRONMENTAL SERVICES -- 3.8%
         20    Stericycle, Inc.*                                                       664
         21    Waste Connections, Inc.*                                                770
                                                                              ------------
                                                                                     1,434
               FINANCIAL SERVICES -- 4.1%
         58    eSpeed, Inc., Class A*                                                  843
         23    Federal Agricultural Mortgage Corp., Class C*                           725
                                                                              ------------
                                                                                     1,568
               FOOD/BEVERAGE PRODUCTS -- 2.1%
         21    The J.M. Smucker Co.                                                    781

               HEALTH CARE/HEALTH CARE SERVICES -- 12.0%
          6    Advanced Neuromodulation Systems, Inc.*                                 171
         21    AMN Healthcare Services, Inc.*                                          308
         25    Centene Corp.*                                                          764
         26    Conceptus, Inc.*                                                        364
         10    CTI Molecular Imaging, Inc.*                                            222
         90    Hooper Holmes, Inc.                                                     600
         11    Inveresk Research Group, Inc.*                                          206
         10    LifePoint Hospitals, Inc.*                                              302
         16    Odyssey Healthcare, Inc.*                                               548
         15    Priority Healthcare Corp., Class B*                                     369
          2    SurModics, Inc.*                                                         75
         23    United Surgical Partners International, Inc.*                           448
          4    Varian Medical Systems, Inc.*                                           206
                                                                              ------------
                                                                                     4,583
               INTERNET SERVICES/SOFTWARE -- 1.7%
         52    LendingTree, Inc.*                                                      633

               MANUFACTURING -- 1.1%
         21    Armor Holdings, Inc.*                                                   314
          4    Wilson Greatbatch Technologies, Inc.                                    103
                                                                              ------------
                                                                                       417
               MULTI-MEDIA -- 1.5%
         30    Journal Register Co.*                                                   552

               OFFICE/BUSINESS EQUIPMENT -- 1.9%
         38    Global Imaging Systems, Inc.*                                           703

               OIL & GAS -- 5.9%
        114    Global Industries LTD*                                                  454
         17    Lone Star Technologies*                                                 225
         28    Spinnaker Exploration Co.*                                              537
         15    Stone Energy Corp.*                                                     493
         22    XTO Energy, Inc.                                                        529
                                                                              ------------
                                                                                     2,238

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               Packaging -- 2.1%
        108    Crown Cork & Seal Co., Inc.*                                   $        691
          5    Silgan Holdings, Inc.*                                                   92
                                                                              ------------
                                                                                       783
               PHARMACEUTICALS -- 9.3%
          8    Adolor Corp.*                                                           116
          7    Amylin Pharmaceuticals, Inc.*                                           119
         10    AtheroGenics, Inc.*                                                      65
          6    Atrix Laboratories, Inc.*                                               101
         90    First Horizon Pharmaceutical Corp.*                                     331
         14    La Jolla Pharmaceutical Co., (PIPE),#*                                   78
         13    Medicines Co.*                                                          192
         23    Neurocrine Biosciences, Inc.*                                         1,015
          6    SangStat Medical Corp.                                                  115
         13    Scios, Inc.*                                                            364
         17    Taro Pharmaceutical Industries LTD (Israel)*                            594
          9    Trimeris, Inc.*                                                         461
                                                                              ------------
                                                                                     3,551
               REAL ESTATE INVESTMENT TRUST -- 1.1%
         14    FBR Asset Investment Corp.                                              419

               RETAILING -- 7.3%
         52    1-800-FLOWERS.COM, Inc.*                                                359
         64    Alloy, Inc.*                                                            619
         24    Big 5 Sporting Goods Corp.*                                             278
         18    GameStop Corp.*                                                         317
         22    Insight Enterprises, Inc.*                                              166
         29    School Specialty, Inc.*                                                 692
         10    Shoe Carnival, Inc.*                                                    124
         16    Ultimate Electronics, Inc.*                                             202
                                                                              ------------
                                                                                     2,757
               SEMI-CONDUCTORS -- 6.7%
         30    ATMI, Inc.*                                                             555
         55    August Technology Corp.*                                                333
         22    Hifn, Inc.*                                                             118
         26    Integrated Circuit Systems, Inc.*                                       522
         61    Lattice Semiconductor Corp.*                                            415
         45    Monolithic System Technology, Inc.*                                     424
         13    Semtech Corp.*                                                          177
                                                                              ------------
                                                                                     2,544
               STEEL -- 1.4%
         26    Reliance Steel & Aluminum Co.                                           542

               TELECOMMUNICATIONS -- 1.9%
         41    Citizens Communications Co.*                                            340
         22    Intrado, Inc.*                                                          216
         65    ITXC Corp.*                                                             155
                                                                              ------------
                                                                                       711
               TELECOMMUNICATIONS EQUIPMENT -- 1.2%
         28    Advanced Fibre Communications, Inc.*                                    458
               ---------------------------------------------------------------------------
               Total Common Stocks                                                  34,432
               (Cost $39,129)
               ---------------------------------------------------------------------------

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
      LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               PREFERRED STOCK -- 0.3%
               ENTERTAINMENT/LEISURE -- 0.3%
          7    Six Flags, Inc.                                                $        102
               (Cost $90)
------------------------------------------------------------------------------------------
               Total Long-Term Investments                                          34,534
               (Cost $39,219)
------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 8.8%
------------------------------------------------------------------------------------------
               MONEY MARKET FUND -- 8.8%
      3,326    JPMorgan Federal Money Market(a)                                      3,326
               (Cost $3,326)
------------------------------------------------------------------------------------------
               Total Investments -- 100.0%                                    $     37,860
               (Cost $42,545)
------------------------------------------------------------------------------------------

                       See notes to financial statements.

JPMORGAN TAX AWARE U.S. EQUITY FUND
Portfolio of Investments
As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- 96.1%
------------------------------------------------------------------------------------------
               COMMON STOCKS -- 96.1%
               AEROSPACE -- 0.5%
         20    United Technologies Corp.                                      $      1,233

               APPAREL-- 0.6%
         40    Jones Apparel Group, Inc.*                                            1,386

               AUTOMOTIVE -- 1.6%
         48    Johnson Controls, Inc.                                                3,736

               BANKING -- 5.8%
        104    Bank One Corp.                                                        4,011
        235    U.S. Bancorp                                                          4,949
         67    Wachovia Corp.                                                        2,320
         66    Washington Mutual, Inc.                                               2,357
                                                                              ------------
                                                                                    13,637
               BIOTECHNOLOGY -- 1.0%
         50    Amgen, Inc.*                                                          2,323

               BROADCASTING/CABLE -- 0.8%
         78    Comcast Corp., Special Class A*                                       1,783

               BUSINESS SERVICES -- 0.7%
         97    Accenture LTD, Class A (Bermuda)*                                     1,637

               CHEMICALS -- 0.9%
         46    Air Products & Chemicals, Inc.                                        2,033

               COMPUTER NETWORKS -- 1.3%
        283    Cisco Systems, Inc.*                                                  3,158

               COMPUTER SOFTWARE -- 4.2%
        168    Microsoft Corp.*                                                      8,994
        100    Oracle Corp. *                                                        1,025
                                                                              ------------
                                                                                    10,019
               COMPUTERS/COMPUTER HARDWARE -- 3.8%
         95    Dell Computer Corp.*                                                  2,718
         62    International Business Machines Corp.                                 4,910
         56    NCR Corp.*                                                            1,241
                                                                              ------------
                                                                                     8,869
               CONSUMER PRODUCTS -- 5.7%
         30    Colgate-Palmolive Co.                                                 1,649
         57    Philip Morris Companies, Inc.                                         2,327
         70    Procter & Gamble Co.                                                  6,192
        109    The Gillette Co.                                                      3,263
                                                                              ------------
                                                                                    13,431
               DIVERSIFIED -- 4.4%
        314    General Electric Co.                                                  7,926
        167    Tyco International LTD (Bermuda)                                      2,408
                                                                              ------------
                                                                                    10,334

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               FINANCIAL SERVICES -- 9.1%
         73    Capital One Financial Corp.                                    $      2,224
         27    CIT Group, Inc.*                                                        481
        230    Citigroup, Inc.                                                       8,480
         77    Fannie Mae                                                            5,162
         62    Goldman Sachs Group, Inc.                                             4,461
         64    The Charles Schwab Corp.                                                586
                                                                              ------------
                                                                                    21,394
               FOOD/BEVERAGE PRODUCTS -- 3.8%
         42    Kraft Foods, Inc., Class A                                            1,647
         41    PepsiCo, Inc.                                                         1,808
        121    The Coca-Cola Co.                                                     5,634
                                                                              ------------
                                                                                     9,089
               HEALTH CARE/HEALTH CARE SERVICES -- 0.5%
         40    Becton, Dickinson & Co.                                               1,180

               INSURANCE -- 5.8%
         89    Ambac Financial Group, Inc.                                           5,528
         64    American International Group, Inc.                                    4,024
         85    The Allstate Corp.                                                    3,369
         60    Travelers Property Casualty Corp., Class A*                             795
                                                                              ------------
                                                                                    13,716
               MACHINERY & Engineering Equipment -- 1.2%
         59    Deere & Co.                                                           2,756

               MANUFACTURING -- 1.3%
         54    Danaher Corp.                                                         3,135

               METALS/MINING -- 0.9%
         95    Alcoa, Inc.                                                           2,091

               MULTI-MEDIA -- 4.1%
         85    AOL Time Warner, Inc.*                                                1,256
         99    News Corp., LTD, ADR (Australia)                                      2,288
         72    Tribune Co.                                                           3,450
         58    Viacom, Inc., Class B *                                               2,605
                                                                              ------------
                                                                                     9,599
               OIL & GAS -- 7.7%
        106    Baker Hughes, Inc.                                                    3,073
         82    ChevronTexaco Corp.                                                   5,559
        287    Exxon Mobil Corp.                                                     9,676
                                                                              ------------
                                                                                    18,308
               PAPER/FOREST PRODUCTS -- 1.3%
         76    Temple-Inland, Inc.                                                   3,101

               PHARMACEUTICALS -- 10.5%
         86    Bristol-Myers Squibb Co.                                              2,109
         74    Eli Lilly & Co.                                                       4,129
         93    Johnson & Johnson                                                     5,450
        155    Pfizer, Inc.                                                          4,935
         83    Pharmacia Corp.                                                       3,573

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands)

     SHARES    ISSUER                                                                VALUE
------------------------------------------------------------------------------------------
     LONG-TERM INVESTMENTS -- CONTINUED
------------------------------------------------------------------------------------------
               PHARMACEUTICALS -- CONTINUED
         86    Schering-Plough Corp.                                          $      1,832
         85    Wyeth                                                                 2,848
                                                                              ------------
                                                                                    24,876
               RETAILING -- 7.0%
        115    Home Depot, Inc.                                                      3,320
         90    Target Corp.                                                          2,720
        164    TJX Companies, Inc.                                                   3,361
        134    Wal-Mart Stores, Inc                                                  7,186
                                                                              ------------
                                                                                    16,587
               SEMI-CONDUCTORS -- 2.8%
         67    Altera Corp.*                                                           785
         54    Applied Materials, Inc.*                                                816
        208    Intel Corp.                                                           3,596
         29    Linear Technology Corp.                                                 802
         42    Texas Instruments, Inc.                                                 665
                                                                              ------------
                                                                                     6,664
               SHIPPING/TRANSPORTATION -- 1.4%
         58    Union Pacific Corp.                                                   3,395

               TELECOMMUNICATIONS -- 3.4%
        110    SBC Communications, Inc.                                              2,820
        115    Sprint Corp. - PCS Group*                                               400
        129    Verizon Communications, Inc.                                          4,867
                                                                              ------------
                                                                                     8,087
               TELECOMMUNICATIONS EQUIPMENT -- 0.9%
         93    Motorola, Inc.                                                          850
         40    QUALCOMM, Inc.*                                                       1,381
                                                                              ------------
                                                                                     2,231
               UTILITIES -- 3.1%
         40    Consolidated Edison, Inc.                                             1,703
         75    DTE Energy Co.                                                        3,372
         77    Pinnacle West Capital Corp.                                           2,195
                                                                              ------------
                                                                                     7,270
------------------------------------------------------------------------------------------
               Total Common Stocks                                                 227,058
               (Cost $281,355)
------------------------------------------------------------------------------------------
      SHORT-TERM INVESTMENT -- 3.9%
------------------------------------------------------------------------------------------
               MONEY MARKET FUND-- 3.9%
      9,227    JPMorgan Prime Money Market Fund (a)                                  9,227
               (Cost $9,227)
------------------------------------------------------------------------------------------
               Total Investments-- 100.0%                                     $    236,285
               (Cost $290,582)
------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                  JPMORGAN FUNDS

Abbreviations:

^       -- Amount rounds to less than 0.1%
^^      -- Amount rounds to less than one thousand.
*       -- Non-income producing security.
#       -- All or a portion of this security is a 144A or private placement
        -- security and can only be sold to qualified institutional buyers.
+       -- All or a portion of this security is segregated for when issued securities.
@       -- Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts.
(a)     -- Affiliated. Money market fund registered under the Investment
           Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(f)     -- Fair valued investment. The following are approximately the market value and percentage of the investments that are fair valued:

           FUND                             MARKET VALUE    PERCENTAGE
           ----                             ------------    ----------
           Tax Aware Enhanced Income Fund    $  16,500         0.8%

(p)     -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
ACES    -- Auction Rate Securities.
ADR     -- American Depository Receipt.
AMBAC   -- AMBAC Assurance Corp.
BAN     -- Bond Anticipation Note.
COP     -- Certificates of Participation.
FGIC    -- Financial Guaranty Insurance Co.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at 10/31/02.
FRN     -- Floating Rate Note. The maturity date shown is the actual maturity date.
FSA     -- Financial Securities Assurance, Inc.
GDR     -- Global Depository Receipt.
GO      -- General Obligation.
IBC     -- Insured Bond Certificates.
MBIA    -- Municipal Bond Insurance Association.
MTN     -- Medium Term Note.
PCR     -- Pollution Control Revenue.
PIPE    -- Private investment in a public equity.
RAMS    -- Reverse Annuity Mortgage Security.
RAN     -- Revenue Anticipation Note.
Rev.    -- Revenue Bond.
Ser.    -- Series.
TN      -- Tender Note.
TRAN    -- Tax & Revenue Anticipation Note.
AUD     -- Australian Dollar.
CAD     -- Canadian Dollar.
CHF     -- Swiss Franc.
EUR     -- Euro.
GBP     -- Great Britain Pound.
HKD     -- Hong Kong Dollar.
JPY     -- Japanese Yen.
SEK     -- Swedish Krona.
SGD     -- Singapore Dollar.
USD     -- United States Dollar.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF ASSETS & LIABILITIES

As of October 31, 2002
(Amounts in thousands, except per share amounts)

                                                                                     FLEMING         TAX
                                                                                    TAX AWARE       AWARE
                                                                                  INTERNATIONAL   DISCIPLINED
                                                                                  OPPORTUNITIES     EQUITY
                                                                                       FUND          FUND
--------------------------------------------------------------------------------------------------------------
     ASSETS:
       Investment securities, at value                                             $    153,994   $    193,639
       Cash                                                                               1,382             --
       Foreign currency, at value                                                           580             --
       Receivables:
         Investment securities sold                                                       4,695          6,583
         Fund shares sold                                                                   155            127
         Interest and dividends                                                             331            248
         Foreign tax reclaim                                                                265             --
         Unrealized appreciation on forward foreign currency contracts                      190             --
--------------------------------------------------------------------------------------------------------------
     Total Assets                                                                       161,592        200,597
--------------------------------------------------------------------------------------------------------------
     LIABILITIES:
       Payables:
         Due to custodian                                                                    --          3,004
         Investment securities purchased                                                  4,754          3,157
         Fund shares redeemed                                                               259            302
         Unrealized depreciation on forward foreign currency contracts                      158             --
         Variation margin                                                                     7             --
       Accrued liabilities:
         Investment advisory fees                                                            89             58
         Administration fees                                                                  6             18
         Shareholder servicing fees                                                           1             --
         Distribution fees                                                                    2             --
         Custodian fees                                                                      74             21
         Trustee's fees - deferred compensation plan                                          2             --^
         Other                                                                               38             41
--------------------------------------------------------------------------------------------------------------
     Total Liabilites                                                                     5,390          6,601
--------------------------------------------------------------------------------------------------------------
     NET ASSETS:
       Paid in capital                                                                  217,634        332,615
       Accumulated undistributed (overdistributed) net investment income                  1,584            257
       Accumulated net realized gain (loss) on investments, futures and
         foreign exchange transactions                                                  (41,353)      (112,270)
       Net unrealized appreciation (depreciation) on investments, futures
         and foreign exchange translations                                              (21,663)       (26,606)
--------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                              $    156,202   $    193,996
--------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
       Class A                                                                              655             --
       Class B                                                                                5             --
       Class C                                                                                1             --
       Institutional                                                                     13,524         16,517
     Net Asset Value:
       Class A (and redemption price)                                              $      10.90   $         --
       Class B*                                                                    $      10.84   $         --
       Class C*                                                                    $      10.83   $         --
       Institutional (and redemption price)                                        $      11.02   $      11.74
     Class A Maximum Public Offering Price Per Share
       (net asset value per share/94.25%)                                          $      11.56   $         --
--------------------------------------------------------------------------------------------------------------
     Cost of investments                                                           $    175,779   $    220,245
--------------------------------------------------------------------------------------------------------------
     Cost of foreign currency                                                      $        578   $         --
--------------------------------------------------------------------------------------------------------------

^  Amount rounds to less than one thousand.
*  Redemption price may be reduced by contingent deferred sales charge.

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands, except per share amounts)

                                                                                    TAX AWARE      TAX AWARE
                                                                                     ENHANCED      LARGE CAP
                                                                                      INCOME        GROWTH
                                                                                       FUND          FUND
--------------------------------------------------------------------------------------------------------------
     ASSETS:
       Investment securities, at value                                             $  1,964,067   $    256,825
       Cash                                                                                   5             --
       Receivables:
         Investment securities sold                                                      63,401             --
         Fund shares sold                                                                 4,269             20
         Interest and dividends                                                          10,681            202
--------------------------------------------------------------------------------------------------------------
     Total Assets                                                                     2,042,423        257,047
--------------------------------------------------------------------------------------------------------------
     LIABILITIES:
       Payables:
         Dividends                                                                          466             86
         Investment securities purchased                                                 72,067             --
         Fund shares redeemed                                                             1,299             82
         Variation margin                                                                   204             --
       Accrued liabilities:
         Investment advisory fees                                                           350             85
         Administration fees                                                                 25             32
         Shareholder servicing fees                                                          63             53
         Distribution fees                                                                    4             --
         Custodian fees                                                                      74             15
         Trustee's fees - deferred compensation plan                                          1            131
         Other                                                                              133             37
--------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                   74,686            521
--------------------------------------------------------------------------------------------------------------
     NET ASSETS:
        Paid in capital                                                               1,967,144        404,832
        Accumulated undistributed (overdistributed) net investment income                   287           (153)
        Accumulated net realized gain (loss) on investments, futures and
          options                                                                          (111)       (98,970)
        Net unrealized appreciation (depreciation) on
          investments and futures                                                           417        (49,183)

--------------------------------------------------------------------------------------------------------------
     Total Net Assets                                                              $  1,967,737   $    256,526
--------------------------------------------------------------------------------------------------------------
     Shares of beneficial interest outstanding ($0.001 par value; unlimited number of shares authorized):
        Class A                                                                           1,859             --
        Institutional                                                                   165,886             --
        Select                                                                           27,573         19,681
     Net Asset Value:
        Class A (and redemption price)                                             $      10.08   $         --
        Institutional (and redemption price)                                       $      10.07   $         --
        Select (and redemption price)                                              $      10.08   $      13.03
     Class A Maximum Public Offering Price Per Share
        (net asset value per share/98.50%)                                         $      10.23
--------------------------------------------------------------------------------------------------------------
     Cost of investments                                                           $  1,962,275   $    306,008
--------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

As of October 31, 2002
(Amounts in thousands, except per share amounts)

                                                              TAX             TAX            TAX
                                                             AWARE        AWARE SMALL       AWARE
                                                           LARGE CAP       COMPANY           U.S.
                                                             VALUE       OPPORTUNITIES      EQUITY
                                                             FUND             FUND           FUND
------------------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                      $    330,375   $      37,860    $    236,285
     Cash                                                           --              --               1
     Receivables:
      Investment securities sold                                 2,191             556              --
      Fund shares sold                                             564               1             106
      Interest and dividends                                       619               7             357
      Expense reimbursements                                        --              12              --
------------------------------------------------------------------------------------------------------
   Total Assets                                                333,749          38,436         236,749
------------------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
      Dividends                                                    289              --              --
      Investment securities purchased                            5,612             143              --
      Fund shares redeemed                                          46              95             358
     Accrued liabilities:
      Investment advisory fees                                     106              25              88
      Administration fees                                           40              --               3
      Shareholder servicing fees                                    66               6              37
      Distribution fees                                             --              --               3
      Custodian fees                                                18              25              22
      Trustee's fees - deferred compensation plan                  156              --             --^
      Other                                                         73              36              38
------------------------------------------------------------------------------------------------------
   Total Liabilities                                             6,406             330             549
------------------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                           412,436         133,023         330,897
     Accumulated undistributed (overdistributed) net
       investment income                                          (101)             --             288
     Accumulated net realized gain (loss) on investments       (27,484)        (90,232)        (40,688)
     Net unrealized appreciation (depreciation) of
       investments                                             (57,508)         (4,685)        (54,297)
------------------------------------------------------------------------------------------------------
   Total Net Assets                                       $    327,343   $      38,106    $    236,200
------------------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($0.001 par
   value; unlimited number of shares authorized):
   Class A                                                          --              48             364
     Class B                                                        --              18             221
     Class C                                                        --               9              21
     Institutional                                                  --              --           4,493
     Select                                                     20,448           5,068          14,543
   Net Asset Value:
     Class A (and redemption price)                       $         --   $        7.37    $      12.86
     Class B*                                             $         --   $        7.35    $      12.76
     Class C*                                             $         --   $        7.31    $      12.74
     Institutional (and redemption price)                 $         --   $          --    $       9.17
     Select (and redemption price)                        $      16.01   $        7.41    $      12.88
   Class A Maximum Public Offering Price Per Share
     (net asset value per share/94.25%)                                  $        7.82    $      13.64
------------------------------------------------------------------------------------------------------
   Cost of investments                                    $    387,883   $      42,545    $    290,582
------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge. ^ Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF OPERATIONS

For the year ended October 31, 2002
(Amounts in thousands)

                                                               FLEMING TAX         TAX
                                                                  AWARE           AWARE
                                                              INTERNATIONAL     DISCIPLINED
                                                              OPPORTUNITIES       EQUITY
                                                                  FUND             FUND
-------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                 $          34    $         29
     Dividend                                                         4,091           3,901
     Dividend income from affiliated investments *                       --              33
     Foreign taxes withheld                                            (319)             (3)
-------------------------------------------------------------------------------------------
   Total investment income                                            3,806           3,960
-------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                         1,550             935
     Administration fees                                                273             401
     Shareholder servicing fees                                         193             267
     Distribution fees                                                   19              --
     Custodian fees                                                     255             114
     Printing and postage                                                31              11
     Professional fees                                                   53              43
     Registration fees                                                   18              16
     Transfer agent fees                                                 81              55
     Trustees' fees                                                       2               3
     Organization fees                                                   --               3
     Other                                                                7              12
-------------------------------------------------------------------------------------------
   Total expenses                                                     2,482           1,860
-------------------------------------------------------------------------------------------
     Less amounts waived                                                573             386
     Less earnings credits                                               --^              3
     Less expense reimbursements                                         26              --
-------------------------------------------------------------------------------------------
      Net expenses                                                    1,883           1,471
-------------------------------------------------------------------------------------------
   Net investment income                                              1,923           2,489
-------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                   (27,120)        (44,615)
      Futures                                                          (689)             --
      Foreign exchange contracts                                        158              --
     Change in net unrealized appreciation/depreciation of:
      Investments                                                     5,497           1,515
      Futures                                                            63              --
      Foreign currency translations                                     (23)             --
-------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments,
      futures and foreign exchange transactions                     (22,114)        (43,100)
-------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations    $     (20,191)   $    (40,611)
-------------------------------------------------------------------------------------------
*  Includes reimbursements of investment advisory,
     administration and shareholder servicing fees:           $          --    $          3
-------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                       See notes to financial statements.

For the periods indicated
(Amounts in thousands)

                                                                 TAX AWARE              TAX AWARE
                                                                 ENHANCED               LARGE CAP
                                                                  INCOME                 GROWTH
                                                                   FUND                   FUND
                                                               ------------    ----------------------------
                                                                   YEAR           1/1/02         11/1/01
                                                                   ENDED         THROUGH         THROUGH
                                                                 10/31/02       10/31/02(a)     12/31/01(b)
-----------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                  $     35,429    $         89    $         --
     Dividend                                                            --           2,598             714
     Dividend income from affiliated investments*                     2,147             107             107
-----------------------------------------------------------------------------------------------------------
   Total investment income                                           37,576           2,794             821
-----------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                         3,841           1,098             295
     Administration fees                                              2,304             412             111
     Shareholder servicing fees                                       1,879             686             185
     Distribution fees                                                   27              --              --
     Custodian fees                                                     206              70              18
     Printing and postage                                               106               4              --
     Professional fees                                                   88              20               6
     Registration fees                                                  161               9               1
     Transfer agent fees                                                 75              21               6
     Trustees' fees                                                      15               3               1
     Other                                                               37              12               5
-----------------------------------------------------------------------------------------------------------
   Total expenses                                                     8,739           2,335             628
-----------------------------------------------------------------------------------------------------------
     Less amounts waived                                              4,243             480             222
     Less earnings credits                                               46               1              --
     Less expense reimbursements                                         11              --              --
-----------------------------------------------------------------------------------------------------------
      Net expenses                                                    4,439           1,854             406
-----------------------------------------------------------------------------------------------------------
   Net investment income                                             33,137             940             415
-----------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                                     5,736         (34,608)         (3,297)
      Futures                                                        (5,836)             --              --
      Options                                                           371              --              --
     Change in net unrealized appreciation/depreciation of:
      Investments                                                    (3,944)        (62,473)         31,331
      Futures                                                        (1,375)             --              --
-----------------------------------------------------------------------------------------------------------
     Net realized and unrealized gain (loss) on investments,
      futures and options                                            (5,048)        (97,081)         28,034
-----------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations     $     28,089    $    (96,141)   $     28,449
-----------------------------------------------------------------------------------------------------------
*    Includes reimbursements of investment advisory,
     administration and shareholder servicing fees of:         $        212    $         10    $          9
-----------------------------------------------------------------------------------------------------------

(a) The fund changed its fiscal year end from December 31 to October 31.
(b) The fund changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

For the periods indicated
(Amounts in thousands)

                                                                  TAX AWARE                    TAX AWARE
                                                                  LARGE CAP                  SMALL COMPANY        TAX AWARE
                                                                    VALUE                    OPPORTUNITIES       U.S. EQUITY
                                                                    FUND                         FUND               FUND
                                                      ----------------------------------    ---------------    ---------------
                                                           1/1/02            11/1/01             YEAR              YEAR
                                                          THROUGH            THROUGH             ENDED             ENDED
                                                        10/31/02(a)        12/31/01(b)          10/31/02          10/31/02
------------------------------------------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                         $            --    $            --    $             7    $             2
     Dividend                                                   6,847              1,106                220              3,781
     Dividend income from affiliated
      investments*                                                 52                 18                 59                162
     Foreign taxes withheld                                        (6)                --                 --                 (2)
------------------------------------------------------------------------------------------------------------------------------
   Total investment income                                      6,893              1,124                286              3,943
------------------------------------------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                   1,240                281                784              1,126
     Administration fees                                          465                105                138                375
     Shareholder servicing fees                                   775                176                231                567
     Distribution fees                                             --                 --                  3                 31
     Custodian and accounting fees                                 77                 16                 82                109
     Printing and postage                                           5                 --                  4                 18
     Professional fees                                             28                  6                 38                 43
     Registration fees                                              2                  3                 18                 27
     Transfer agent fees                                           22                  5                 82                135
     Trustees' fees                                                 3                  1                  1                  3
     Organization fees                                             --                 --                 --                  3
     Other                                                         17                  4                  5                 25
------------------------------------------------------------------------------------------------------------------------------
   Total expenses                                               2,634                597              1,386              2,462
------------------------------------------------------------------------------------------------------------------------------
     Less amounts waived                                          182                112                 90                351
     Less earnings credits                                         --^                --^                --^                 3
     Less expense reimbursements                                   --                 --                 47                 30
------------------------------------------------------------------------------------------------------------------------------
      Net expenses                                              2,452                485              1,249              2,078
------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                 4,441                639               (963)             1,865
------------------------------------------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN
   (LOSS)ON INVESTMENTS:
     Net realized gain (loss) on transactions from:
      Investments                                             (26,675)              (338)           (45,724)           (11,267)
     Change in net unrealized
      appreciation/depreciation of:
      Investments                                             (49,837)            28,437             28,772            (37,041)
------------------------------------------------------------------------------------------------------------------------------
     Net realized and unrealized
      gain (loss) on investments                              (76,512)            28,099            (16,952)           (48,308)
------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in
      net assets from operations                      $       (72,071)   $        28,738    $       (17,915)   $       (46,443)
------------------------------------------------------------------------------------------------------------------------------
*Includes reimbursements of
   investment advisory, administration
   and shareholder servicing fees:                    $             4    $             1    $             5    $            14
------------------------------------------------------------------------------------------------------------------------------

(a)  The fund changed its year end from December 31 to October 31.
(b)  The fund changed its year end from October 31 to December 31.
 ^   Amount rounds to less than one thousand.

                       See notes to financial statements.

JPMORGAN FUNDS
STATEMENT OF CHANGES IN NET ASSETS For the periods indicated
(Amounts in thousands)

                                                                       FLEMING TAX AWARE                  TAX AWARE
                                                                  INTERNATIONAL OPPORTUNITIES          DISCIPLINED EQUITY
                                                                             FUND                            FUND
                                                                 ----------------------------    ----------------------------
                                                                     YEAR          4/30/01*          YEAR           YEAR
                                                                     ENDED         THROUGH           ENDED          ENDED
                                                                   10/31/02        10/31/01         10/31/02       10/31/01
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                           $      1,923    $      1,046    $      2,489    $      2,969
 Net realized gain (loss) on investments, futures
   and foreign exchange transactions                                  (27,651)        (14,541)        (44,615)        (26,681)
 Change in net unrealized appreciation/depreciation
   from investments, futures and foreign exchange translations          5,537         (27,200)          1,515         (82,833)
-----------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations                  (20,191)        (40,695)        (40,611)       (106,545)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                                   (546)             --          (3,600)         (1,881)
-----------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS                   (2,720)        220,354         (74,547)        (56,376)
-----------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                            (23,457)        179,659        (118,758)       (164,802)

NET ASSETS:

 Beginning of period                                                  179,659              --         312,754         477,556
-----------------------------------------------------------------------------------------------------------------------------
 End of period                                                   $    156,202    $    179,659    $    193,996    $    312,754
-----------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                                             $      1,584    $        279    $        257    $      1,365
-----------------------------------------------------------------------------------------------------------------------------

*   Commencement of operations.

                       See notes to financial statements.

(Amounts in thousands)

                                                                TAX AWARE                            TAX AWARE
                                                            ENHANCED INCOME                          LARGE CAP
                                                                  FUND                              GROWTH FUND
                                                       --------------------------    -----------------------------------------
                                                          YEAR           YEAR          1/1/02        11/1/01          YEAR
                                                          ENDED          ENDED        THROUGH        THROUGH          ENDED
                                                        10/31/02       10/31/01      10/31/02(a)    12/31/01(b)     10/31/01
------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income                                 $    33,137    $    18,499    $       940    $       415    $     1,240
 Net realized gain (loss) on investments, futures
   and options                                                 271          2,177        (34,608)        (3,297)       (60,806)
 Change in net unrealized appreciation/depreciation
   of investments and futures                               (5,319)         5,302        (62,473)        31,331       (199,578)
------------------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations        28,089         25,978        (96,141)        28,449       (259,144)
------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                     (33,310)       (18,402)          (934)          (601)        (1,221)
 Net realized gain on investment transactions                 (734)            --             --             --       (291,743)
------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                     (34,044)       (18,402)          (934)          (601)      (292,964)
------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS       836,900        793,628        (79,691)       (17,591)       136,511
------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                 830,945        801,204       (176,766)        10,257       (415,597)

NET ASSETS:

 Beginning of period                                     1,136,792        335,588        433,292        423,035        838,632
------------------------------------------------------------------------------------------------------------------------------
 End of period                                         $ 1,967,737    $ 1,136,792    $   256,526    $   433,292    $   423,035
------------------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                                   $       287    $       110    $      (153)   $      (159)   $        26
------------------------------------------------------------------------------------------------------------------------------

(a) The fund changed its fiscal year end from December 31 to October 31.
(b) The fund changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

(Amounts in thousands)

                                                                    TAX AWARE                        TAX AWARE
                                                                    LARGE CAP                      SMALL COMPANY
                                                                    VALUE FUND                  OPPORTUNITIES FUND
                                                       -----------------------------------    ----------------------
                                                         1/1/02      11/1/01       YEAR         YEAR       12/12/00*
                                                        THROUGH      THROUGH       ENDED        ENDED       THROUGH
                                                      10/31/02(a)  12/31/01(b)    10/31/01     10/31/02     10/31/01
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                          $   4,441    $     639    $   4,682    $    (963)   $  (1,139)
 Net realized gain (loss) on investments                 (26,675)        (338)        (466)     (45,724)     (44,508)
 Change in net unrealized appreciation/depreciation
   of investments                                        (49,837)      28,437     (126,577)      28,772      (33,457)
--------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in net assets from
     operations                                          (72,071)      28,738     (122,361)     (17,915)     (79,104)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                    (4,354)        (579)      (4,596)          --           --
 Net realized gain on investment transactions                 --           --      (41,155)          --           --
--------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                    (4,354)        (579)     (45,751)          --           --
--------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS     (11,678)     (18,389)     (50,890)     (92,621)     227,746
--------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets               (88,103)       9,770     (219,002)    (110,536)     148,642

NET ASSETS:

 Beginning of period                                     415,446      405,676      624,678      148,642           --
--------------------------------------------------------------------------------------------------------------------
 End of period                                         $ 327,343    $ 415,446    $ 405,676    $  38,106    $ 148,642
--------------------------------------------------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                                   $    (101)   $    (188)   $    (250)   $      --    $      --
--------------------------------------------------------------------------------------------------------------------

                                                             TAX AWARE
                                                            U.S. EQUITY
                                                               FUND
                                                       ----------------------
                                                         YEAR         YEAR
                                                         ENDED        ENDED
                                                        10/31/02     10/31/01
-----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

 Net investment income (loss)                          $   1,865    $   1,388
 Net realized gain (loss) on investments                 (11,267)      (4,197)
 Change in net unrealized appreciation/depreciation
   of investments                                        (37,041)     (64,896)
-----------------------------------------------------------------------------
   Increase (decrease) in net assets from
     operations                                          (46,443)     (67,705)
-----------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

 Net investment income                                    (2,275)        (789)
 Net realized gain on investment transactions                 --           --
-----------------------------------------------------------------------------
   Total distributions to shareholders                    (2,275)        (789)
-----------------------------------------------------------------------------
 INCREASE (DECREASE) FROM CAPITAL SHARE TRANSACTIONS      59,205       44,985
-----------------------------------------------------------------------------
   Total increase (decrease) in net assets                10,487      (23,509)

NET ASSETS:

 Beginning of period                                     225,713      249,222
-----------------------------------------------------------------------------
 End of period                                         $ 236,200    $ 225,713
-----------------------------------------------------------------------------
 ACCUMULATED UNDISTRIBUTED (OVERDISTRIBUTED) NET
   INVESTMENT INCOME                                   $     288    $     696
-----------------------------------------------------------------------------

  * Commencement of operations.
(a) The fund changed its fiscal year end from December 31 to October 31.
(b) The fund changed its fiscal year end from October 31 to December 31.

                       See notes to financial statements.

JPMORGAN FUNDS
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
J.P. Morgan Series Trust ("JPMST"), Mutual Fund Group ("MFG") and Mutual Fund Select Group ("MFSG"), (the "Trusts"), were organized on August 15, 1996, May 11, 1987 and October 1, 1996, respectively, as Massachusetts business trusts and are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-end management investment companies.

The following are seven separate portfolios of the Trusts (collectively, the "Funds"):

FUND                                                                        CLASSES OFFERED
-------------------------------------------------------------------------------------------------------------------------------
JPMorgan Fleming Tax Aware International Opportunities Fund ("FTAIO")       Class A, Class B, Class C and Institutional
JPMorgan Tax Aware Disciplined Equity Fund ("TADE")                         Institutional
JPMorgan Tax Aware Enhanced Income Fund ("TAEI")                            Class A, Institutional and Select
JPMorgan Tax Aware Large Cap Growth Fund ("TALCG")                          Select
JPMorgan Tax Aware Large Cap Value Fund ("TALCV")                           Select
JPMorgan Tax Aware Small Company Opportunities Fund ("TASCO")               Class A, Class B, Class C and Select
JPMorgan Tax Aware U.S. Equity Fund ("TAUSE")                               Class A, Class B, Class C, Institutional and Select

TALCG and TALCV were formerly named JPMorgan Select Large Cap Growth Fund and JPMorgan Select Equity Income Fund, respectively. The name change went into effect at the close of business on October 31, 2002.

TALCG and TALCV changed their fiscal year end from December 31 to October 31.

FTAIO is a separate series of MFG. TADE, TAEI, TASCO and TAUSE are separate series of JPMST. TALCG and TALCV are separate series of MFSG.

Class A Shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Institutional Class and Select Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements.

During the fiscal year ended October 31, 2002, TADE and TAUSE relieved securities of the funds ("Redemption in-kind") in exchange for the redemption of shares. The securities were transferred at market value, which resulted in no realized gain or loss to the Funds for federal income tax purposes. The following are the amounts redeemed and the realized gain or loss recognized for accounting purposes (amounts in thousands):

                                       REDEMPTIONS IN-KIND
                                   ----------------------------
FUND/DATE   REALIZED GAIN/LOSS     INSTITUTIONAL       SELECT
---------------------------------------------------------------
TADE            $    6,313          $   50,422        $      --
TAUSE           $    8,622          $   10,024        $  16,421

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financials statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded, including the NASDAQ National Market. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, (other than convertible bonds), with a maturity of 61 days or more held by Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Short-term investments with 60 days or less to maturity at time of purchase are valued at amortized cost, which approximates market value.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Trustees.

B. FUTURES CONTRACTS -- When a fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities.

Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation/(depreciation) until the contract is closed or settled.

Index futures contracts are used to control the asset mix of the portfolios in the most efficient manner. Short index futures contracts are used for hedging purposes, i.e. to reduce the exposure to equities. Long index futures contracts are used to gain exposure to equities, when it is anticipated that this will be more efficient than buying stocks directly.

Use of long futures contracts subjects the Fund to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contract. Use of short futures contracts subject the Fund to unlimited risk.

The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of October 31, 2002, FTAIO and TAEI had outstanding futures contracts as listed on its Portfolio of Investments.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates, or at the mean of the current bid and asked prices, of such currencies against the U.S. dollar as quoted by a major bank, on the following basis:

   1. Market value of investment securities and other assets and liabilities: at the rate of exchange at the valuation date.

   2. Purchases and sales of investment securities, income and expenses: at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the periods, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the year. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies which are held at period end.

D. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Funds may enter into forward foreign currency exchange contracts (obligations to purchase or sell foreign currency in the future on a date and price fixed at the time the contracts are entered into) to manage the Funds' exposure to foreign currency exchange fluctuations. Each day the forward contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market". When the forward contract is closed, or the delivery of the currency is made or taken, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchases of foreign currency and in an unlimited amount for sales of foreign currency.

As of October 31, 2002, FTAIO had outstanding forward foreign currency exchange contracts as listed on its Portfolio of Investments.

E. WRITTEN OPTIONS -- When a Fund writes an option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the fund realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

As of October 31, 2002, there were no written options contracts outstanding.

Transactions in options written for TAEI during the period ended October 31, 2002, were as follows (amounts in thousands):

                                                      NUMBER OF    PREMIUMS
                                                      CONTRACTS    RECEIVED
---------------------------------------------------------------------------
Options outstanding at October 31, 2001               $      --    $     --
Options written                                               2         700
Options terminated in closing purchase transactions          (2)       (700)
                                                      ---------    --------
Options outstanding at October 31, 2002               $      --    $     --
                                                      =========    ========

F. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method, adjusted for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Purchases of To Be Announced (TBA), when-issued or delayed securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. It is each Fund's policy to segregate assets with a current value at least equal to the amount of its TBA, when-issued or delayed delivery purchase commitments.

G. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular share class are charged directly to that class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

H. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income, and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

I. DISTRIBUTION TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                ACCUMULATED         ACCUMULATED
                               UNDISTRIBUTED/       NET REALIZED
                             (OVERDISTRIBUTED)       GAIN (LOSS)
FUND     PAID-IN-CAPITAL   NET INVESTMENT INCOME   ON INVESTMENTS
-----------------------------------------------------------------
FTAIO      $     --              $  (72)             $     72
TADE          6,310                   3                (6,313)
TAEI             --                 350                  (350)
TASCO          (963)                963                    --
TAUSE         8,619                   2                (8,621)

The reclassifications for FTAIO relate primarily to the character for tax purposes of current year foreign currency gains & losses. The reclassifications for TADE relate primarily to the character for tax purposes of current year non-deductible organization costs and redemptions in-kind. The reclassifications for TAEI relate primarily to the character for tax purposes of current year foreign exchange options. The reclassifications for TASCO relate primarily to the character for tax purposes of current year net operating losses. The reclassifications for TAUSE relate primarily to the character for tax purposes of non-deductible organization costs and redemptions in-kind.

The tax character of distributions paid during the period ended October 31, 2002 is as follows (amounts in thousands):

YEAR
ENDED
10/31/02
--------     ORDINARY      LONG-TERM      RETURN OF       TOTAL
FUND          INCOME      CAPITAL GAIN     CAPITAL    DISTRIBUTIONS
-------------------------------------------------------------------
FTAIO       $      546        $ --          $ --        $    546
TADE             3,600          --            --           3,600
TAEI            34,044*         --            --          34,044
TAUSE            2,275          --            --           2,275

1/1/02
THROUGH
10/31/02
--------     ORDINARY       LONG-TERM     RETURN OF       TOTAL
FUND          INCOME      CAPITAL GAIN     CAPITAL    DISTRIBUTIONS
-------------------------------------------------------------------
TALCG       $      934        $ --          $ --        $    934
TALCV            4,354          --            --           4,354

11/1/01
THROUGH
12/31/01
--------     ORDINARY       LONG-TERM     RETURN OF       TOTAL
FUND          INCOME      CAPITAL GAIN     CAPITAL    DISTRIBUTIONS
-------------------------------------------------------------------
TALCG       $      601        $ --          $ --        $  601
TALCV              579          --            --           579

* Includes $23,218 (amount in thousands) of tax-exempt distributions.

At October 31, 2002, the components of net assets (excluding paid in capital) on a tax basis are as follows (amounts in thousands):

                                              FTAIO          TADE            TAEI
--------------------------------------------------------------------------------------
Current distributable ordinary income       $    1,586    $       257     $       288*
 Plus/Less: cumulative timing differences           (2)            --^             (1)
                                            ----------    -----------     -----------
Undistributed ordinary income or
 overdistribution of ordinary income             1,584            257             287*
                                            ==========    ===========     ===========
Current distributable long-term capital
 gain or tax basis capital loss carryover      (40,315)      (112,007)         (1,458)
Plus/Less: cumulative timing differences            --             --              --
                                            ----------    -----------     -----------
Undistributed long-term gains/
 accumulated capital loss                      (40,315)      (112,007)         (1,458)
                                            ==========    ===========     ===========
Unrealized appreciation (depreciation)      $  (22,701)   $   (26,869)    $     1,764
                                            ==========    ===========     ===========

                                               TALCG         TALCV           TASCO
-------------------------------------------------------------------------------------
Current distributable ordinary income       $       65    $       344     $        --
 Plus/Less: cumulative timing differences         (218)          (445)             --^
                                            ----------    -----------     -----------
Undistributed ordinary income or
 overdistribution of ordinary income              (153)          (101)             --^
                                            ==========    ===========     ===========
Current distributable long-term capital
 gain or tax basis capital loss carryover      (87,321)       (27,460)        (89,704)
Plus/Less: cumulative timing differences            --             --              --
                                            ----------    -----------     -----------
Undistributed long-term gains/
 accumulated capital loss                      (87,321)       (27,460)        (89,704)
                                            ==========    ===========     ===========
Unrealized appreciation (depreciation)      $  (60,832)   $   (57,532)    $    (5,213)
                                            ==========    ===========     ===========

                                              TAUSE
------------------------------------------------------
Current distributable ordinary income       $      288
 Plus/Less: cumulative timing differences           --^
                                            ----------
Undistributed ordinary income or
 overdistribution of ordinary income               288
                                            ==========
Current distributable long-term capital
 gain or tax basis capital loss carryover      (40,663)
Plus/Less: cumulative timing differences            --
                                            ----------
Undistributed long-term gains/
 accumulated capital loss                      (40,663)
                                            ==========
Unrealized appreciation (depreciation)      $  (54,322)
                                            ==========

^ Amount rounds to less than one thousand.
* Amount represents tax-exempt income.

For FTAIO the difference between book and tax basis unrealized appreciation/ (depreciation) is primarily attributed to wash sales, and the mark to market of forward exchange contracts. For TADE, TALCG, TALCV, TASCO, and TAUSE the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales. For TAEI the difference between book and tax basis unrealized appreciation/(depreciation) is primarily attributed to wash sales, and the mark to market of future contracts. For FTAIO, TADE, TASCO, and TAUSE the cumulative timing difference account primarily consists of deferred compensation. For TAEI, TALCG, and TALCV the cumulative timing difference account primarily consists of deferred compensation and dividends payable.

At October 31, 2002, the following Funds have capital loss carryovers, which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands):

                             EXPIRATION
FUND          AMOUNT            DATE
------------------------------------------
FTAIO      $   (12,667)   October 31, 2009
               (27,648)   October 31, 2010
----------------------
               (40,315)

TADE              (802)   October 31, 2006
               (23,888)   October 31, 2008
               (36,384)   October 31, 2009
               (50,933)   October 31, 2010
----------------------
              (112,007)

TAEI            (1,458)   October 31, 2010

TALCG          (50,266)   October 31, 2009
               (37,056)   October 31, 2010
----------------------
               (87,322)

TALCV             (461)   October 31, 2009
               (27,000)   October 31, 2010
----------------------
               (27,461)

TASCO          (39,994)   October 31, 2009
               (49,710)   October 31, 2010
----------------------
               (89,704)

TAUSE              (81)   October 31, 2005
                  (498)   October 31, 2006
                (4,605)   October 31, 2007
                (5,194)   October 31, 2008
               (10,390)   October 31, 2009
               (19,894)   October 31, 2010
----------------------
               (40,662)

J. ORGANIZATION COSTS -- Organization and initial registration costs incurred (prior to June 30, 1998) in connection with establishing Funds have been deferred and are being amortized on a straight-line basis over a sixty month period beginning at the commencement of operations of each Fund.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
A. INVESTMENT ADVISORY FEE -- Pursuant to separate Investment Advisory Agreements, J. P. Morgan Fleming Asset Management (USA), Inc. ("JPMFAM") and J.P. Morgan Investment Management, Inc. ("JPMIM" and, together with JPMFAM, the "Advisers") act as the investment advisers to the Funds. JPMFAM, a direct wholly owned subsidiary of JPMorgan Chase Bank ("JPMCB") and an indirect wholly owned subsidiary of J.P. Morgan Chase & Co. ("JPMorgan"), is the Adviser for TALCG and TALCV. JPMIM, a wholly owned subsidiary of JPMorgan, is the adviser for FTAIO, TADE, TAEI, TASCO and TAUSE. The Advisers supervise the investments of each respective Fund and for such services are paid a fee. The fee is accrued daily and paid monthly based on each Fund's respective average daily net assets. The annual fee for each Fund is as follows:

                                  INVESTMENT
                         FUND     ADVISORY FEE (%)
                         -----    ----------------
                         FTAIO         0.85%
                         TADE          0.35%
                         TAEI          0.25%
                         TALCG         0.40%
                         TALCV         0.40%
                         TASCO         0.85%
                         TAUSE         0.45%

The Adviser waived fees as outlined in Note 3.F. below.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Adviser has agreed to reimburse its advisory fee from the Funds in an amount sufficient to offset any duplicate investment advisory, administrative and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMorgan Chase Bank ("JPMCB" or "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                                          INSTITUTIONAL     SELECT
FUND      CLASS A    CLASS B    CLASS C       CLASS         CLASS
------------------------------------------------------------------
FTAIO      1.80%      2.30%      2.30%        1.00%           n/a
TADE        n/a        n/a        n/a         0.55%           n/a
TAEI       0.75%       n/a        n/a         0.25%          0.50%
TASCO      1.65%^     2.15%^     2.15%^        n/a           1.35%
TAUSE      1.10%^     1.60%^     1.60%^       0.70%          0.84%

The contractual expense limitation agreements were in effect for the entire fiscal year for the Funds. The expense limitation percentages in the table above are due to expire as follows:

                                          INSTITUTIONAL      SELECT
FUND      CLASS A    CLASS B    CLASS C       CLASS          CLASS
-------------------------------------------------------------------
FTAIO     2/28/03    2/28/03    2/28/03      2/28/03            n/a
TADE          n/a        n/a        n/a      2/28/05            n/a
TAEI      2/28/03        n/a        n/a      2/28/05        2/28/05
TASCO     2/28/05^   2/28/05^   2/28/05^         n/a        2/28/05
TAUSE     2/28/05^   2/28/05^   2/28/05^     2/28/05        2/28/05

^ The expense limitations of these classes have been increased by one percent for the period March 1, 2005 through February 28, 2012.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.F. below.

C. DISTRIBUTION FEES -- Pursuant to the Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

FUND      CLASS A    CLASS B    CLASS C
---------------------------------------
FTAIO        0.25%      0.75%      0.75%
TAEI         0.25%       n/a        n/a
TASCO        0.25%      0.75%      0.75%
TAUSE        0.25%      0.75%      0.75%

In addition, JPMFD receives any contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 3.F. below.

D. SHAREHOLDER SERVICING FEES -- The Trust has entered into Shareholder Servicing Agreements with JPMCB under which JPMCB provides account administration and personal account maintenance service to the Funds' shareholders. JPMCB may obtain the services of one or more Shareholder Servicing Agents. For these services JPMCB or the Shareholder Servicing Agent will receive a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                                          INSTITUTIONAL      SELECT
FUND      CLASS A    CLASS B    CLASS C       CLASS           CLASS
-------------------------------------------------------------------
FTAIO        0.25%      0.25%      0.25%       0.10%            n/a
TADE          n/a        n/a        n/a        0.10%            n/a
TAEI         0.25%       n/a        n/a        0.10%           0.25%
TALCG         n/a        n/a        n/a         n/a            0.25%
TALCV         n/a        n/a        n/a         n/a            0.25%
TASCO        0.25%      0.25%      0.25%        n/a            0.25%
TAUSE        0.25%      0.25%      0.25%       0.10%           0.25%

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and JPMST are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of TADE, TAEI, TASCO and TAUSE available to customers of investment advisers and other financial intermediaries who are Schwab's clients. TADE, TAEI, TASCO and TAUSE are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between JPMST and JPMCB is terminated, TADE, TAEI, TASCO and TAUSE would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

The Shareholder Servicing Agents have waived fees as outlined in Note 3.F.
below.

E. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio accounting and custody services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. On November 19, 2001, JPMCB began providing portfolio accounting and custody services for TADE, TAEI, TASCO and TAUSE. The amounts paid to JPMCB by TADE, TAEI, TASCO and TAUSE for custody and accounting fees were $105, $136, $81 and $101, respectively (amounts in thousands), and are included in custodian fees as presented in the Statement of Operations. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended October 31, 2002, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands):

                                 CONTRACTUAL WAIVERS
            ---------------------------------------------------------------------
            INVESTMENT                     SHAREHOLDER                               CONTRACTUAL
FUND         ADVISORY    ADMINISTRATION     SERVICING     DISTRIBUTION     TOTAL    REIMBURSEMENT
-------------------------------------------------------------------------------------------------
FTAIO         $ 274         $   124          $  175          $   --      $    573      $   26
TADE             --             119             267              --           386          --
TAEI            887           2,031           1,325              --         4,243          11
TASCO             5              68              17              --            90          47
TAUSE            --             230             121              --           351          30

                          VOLUNTARY WAIVERS
1/1/02      ------------------------------------------
THROUGH     INVESTMENT                     SHAREHOLDER
10/31/02     ADVISORY    ADMINISTRATION     SERVICING       TOTAL
------------------------------------------------------------------
TALCG          $  10        $   106           $ 364         $  480
TALCV            128             54              --            182

                          VOLUNTARY WAIVERS
11/1/01     ------------------------------------------
THROUGH     INVESTMENT                     SHAREHOLDER
12/31/01     ADVISORY    ADMINISTRATION     SERVICING       TOTAL
------------------------------------------------------------------
TALCG         $   7          $   30          $  185         $  222
TALCV            84              28              --            112

G. OTHER -- Certain officers of the Trust(s) are officers of J.P. Morgan Chase & Co. or of BISYS or their subsidiaries.

For the year ended October 31, 2002, FTAIO, TADE, TAEI, TALCG*, TALCV *, TASCO and TAUSE incurred approximately (in thousands) $1, $1, $1, $41, $34, $24 and $44, respectively in brokerage commissions with affiliated broker/dealers.

* For ten-month period ended October 31, 2002. For the period November 1, 2001 through December 31, 2001, the amounts were zero.

4. CLASS SPECIFIC EXPENSES
The Funds' class specific expenses for the year ended October 31, 2002 are as follows (amounts in thousands):

                            SHAREHOLDER
FUND                         SERVICING     DISTRIBUTION     TRANSFER AGENT
--------------------------------------------------------------------------
FTAIO
Class A                       $    18         $  19             $  50
Class B                            --^           --^               --^
Class C                            --^           --^               --^
Institutional                     175           n/a                31
--------------------------------------------------------------------------
                              $   193         $  19             $  81
--------------------------------------------------------------------------
TADE
Institutional                 $   267           n/a             $  55
--------------------------------------------------------------------------
TAEI
Class A                       $    27         $  27             $  17
Institutional                   1,307           n/a                32
Select                            545           n/a                26
--------------------------------------------------------------------------
                              $ 1,879         $  27             $  75
--------------------------------------------------------------------------
TALCG
Select 11/1/01-12/31/01       $   185           n/a             $   6
Select 1/1/02-10/31/02        $   686           n/a             $  21
--------------------------------------------------------------------------
TALCV
Select 11/1/01-12/31/01       $   176           n/a             $   5
Select 1/1/02-10/31/02        $   775           n/a             $  22
--------------------------------------------------------------------------
TASCO
Class A                       $     1         $   1             $  32
Class B                            --^            1                 9
Class C                            --^            1                 8
Select                            230           n/a                33
--------------------------------------------------------------------------
                              $   231         $   3             $  82
--------------------------------------------------------------------------
TAUSE
Class A                       $    10         $  10             $  27
Class B                             6            19                18
Class C                             1             2                 1
Institutional                      39           n/a                 9
Select                            511           n/a                80
--------------------------------------------------------------------------
                              $   567         $  31             $ 135
--------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

5. CLASS SPECIFIC DISTRIBUTIONS
The Funds' class specific distributions from net investment income and realized gain on investment transactions for the year ended October 31, 2002 are as follows (amounts in thousands):

                                    NET
FUND                          INVESTMENT INCOME     REALIZED GAIN
-----------------------------------------------------------------
FTAIO
Class A                           $      6             $   --
Institutional                          540                 --
-----------------------------------------------------------------
                                  $    546             $   --
-----------------------------------------------------------------
TADE
Institutional                     $  3,600             $   --
-----------------------------------------------------------------
TAEI
Class A                           $    166             $   --
Institutional                       28,885                630
Select                               4,259                104
-----------------------------------------------------------------
                                  $ 33,310             $  734
-----------------------------------------------------------------
TALCG
Select 11/1/01--12/31/01          $    601             $   --
Select 1/1/02--10/31/02           $    934             $   --
-----------------------------------------------------------------
TALCV
Select 11/1/01--12/31/01          $    579             $   --
Select 1/1/02--10/31/02           $  4,354             $   --
-----------------------------------------------------------------
TAUSE
Class A                           $     23             $   --
Class B                                  4                 --
Class C                                 --^                --
Institutional                          560                 --
Select                               1,688                 --
-----------------------------------------------------------------
                                  $  2,275             $   --
-----------------------------------------------------------------

^ Amount rounds to less than one thousand.

6. INVESTMENT TRANSACTIONS
For the year ended October 31, 2002, purchases and sales of investments (excluding short-term investments) are as follows (amounts in thousands):

             PURCHASES            SALES          PURCHASES       SALES
          (EXCLUDING U.S.    (EXCLUDING U.S.      OF U.S.       OF U.S.
FUND        GOVERNMENT)        GOVERNMENT)       GOVERNMENT    GOVERNMENT
-------------------------------------------------------------------------
FTAIO      $    170,749        $   172,505        $      --     $      --
TADE            157,825            232,609               --            --
TAEI          2,477,293          1,835,382          929,362       804,983
TALCG@          149,539            206,063               --            --
TALCV@          296,935            312,412               --            --
TASCO            60,723            154,038               --            --
TAUSE           118,857             65,052               --            --

@ For the ten month period ended October 31, 2002.

7. FEDERAL INCOME TAX MATTERS
For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at October 31, 2002, are as follows (amounts in thousands):

                          GROSS           GROSS         NET UNREALIZED
          AGGREGATE     UNREALIZED      UNREALIZED       APPRECIATION
FUND        COST       APPRECIATION    DEPRECIATION     (DEPRECIATION)
----------------------------------------------------------------------
FTAIO    $   176,781     $  6,595       $ (29,382)       $ (22,787)
TADE         220,508        9,131         (36,000)         (26,869)
TAEI       1,962,303        4,541          (2,777)           1,764
TALCG        317,657       13,488         (74,320)         (60,832)
TALCV        387,907        9,247         (66,779)         (57,532)
TASCO         43,073        3,128          (8,341)          (5,213)
TAUSE        290,607        8,446         (62,768)         (54,322)

8. BANK BORROWINGS
Pursuant to a Line of Credit Agreement dated April 18, 2002, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $400 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses in the Statement of Operations. This agreement will expire on April 17, 2003.

Prior to April 18, 2002, FTAIO could borrow money for temporary or emergency purposes. Any borrowings representing more than 5% of a Fund's total assets would be repaid before the Fund could make additional investments. The Fund had entered into an agreement, enabling them to participate with other JPMorgan Funds in an unsecured line of credit with a syndicate of banks, which permitted borrowings up to $350 million, collectively. Interest was charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also paid a commitment fee of 0.10% per annum on the average daily amount of the available commitment, which was allocated on a pro-rata basis to the Funds. This agreement expired on April 18, 2002.

Also, prior to April 18, 2002, TADE, TAEI, TASCO and TAUSE could borrow money for temporary or emergency purposes, such as funding shareholder redemptions. The Funds, along with certain other funds managed by JPMIM, had entered into a $150 million bank line of credit agreement with MCB, as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement would bear interest at approximate market rates. A commitment fee was charged at an annual rate of 0.085% on the unused portion of the commitment amount. This agreement was terminated on April 18, 2002.

The Funds had no borrowings outstanding at October 31, 2002, nor at anytime during the year then ended.

9. CONCENTRATIONS
FTAIO may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject FTAIO to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could the cause the securities and their markets to be less liquid and their prices more volatile than those of comparable U.S. securities.

As of October 31, 2002, substantially all of the net assets of FTAIO consist of securities of issuers which are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of October 31, 2002, FTAIO invested approximately 27.1% of its net assets in issuers in the United Kingdom. The issuers' abilities to meet their obligations may be affected by economic or political developments in the specific region or country.

As of October 31, 2002, TALCG invested approximately 20.3% of its respective portfolio in securities issued by pharmaceutical companies.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

10. REORGANIZATION
On October 23, 2002, the Board of Trustees approved management's proposal to merge the JPMorgan Select Large Cap Equity Fund (the "Target Fund") into the JPMorgan Tax Aware U.S. Equity Fund. The proposed merger is contingent upon approval from the Target Fund's shareholders and regulatory review. If approved, the merger is expected to occur on or about March 31, 2003.

11. CAPITAL SHARE TRANSACTIONS
Capital share transactions were as follows for the periods presented (Amounts in thousands):

FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND

                                         CLASS A                  CLASS B               CLASS C                INSTITUTIONAL
                                 -----------------------   --------------------   -------------------   --------------------------
                                      AMOUNT      SHARES     AMOUNT      SHARES     AMOUNT     SHARES        AMOUNT         SHARES
----------------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                      $     8,971         740   $    219          20   $    821         73   $    94,416          7,557
Shares issued in reinvestment
   of distributions                        3          --^        --          --         --         --           127             10
Shares redeemed                       (4,248)       (380)      (192)        (17)      (825)       (73)     (102,012)        (8,201)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   Fund shares outstanding       $     4,726         360   $     27           3   $     (4)        --   $    (7,469)          (634)
----------------------------------------------------------------------------------------------------------------------------------

                                                                     PERIOD ENDED OCTOBER 31, 2001*
----------------------------------------------------------------------------------------------------------------------------------
Shares sold                      $     4,336         336   $     30           2   $     10          1   $   272,433         18,677
Shares redeemed                         (492)        (41)        --          --         --         --       (55,963)        (4,519)
----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   Fund shares outstanding       $     3,844         295   $     30           2   $     10          1   $   216,470         14,158
----------------------------------------------------------------------------------------------------------------------------------

* For Class A, B and C Shares, from commencement of offering on April 30, 2001. For Institutional Shares, from commencement of offering on May 1, 2001.
^ Amount rounds to less than one thousand.

TAX AWARE DISCIPLINED EQUITY FUND

                                                             INSTITUTIONAL
                                                     -----------------------------
                                                        AMOUNT             SHARES
----------------------------------------------------------------------------------
                                                      YEAR ENDED OCTOBER 31, 2002
----------------------------------------------------------------------------------
Shares sold                                          $    161,630           12,045
Shares issued in reinvestment of distributions              2,680              191
Shares redeemed                                          (188,435)         (13,972)
Redemption in-kind                                        (50,422)          (3,533)
----------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    (74,547)          (5,269)
----------------------------------------------------------------------------------

                                                      YEAR ENDED OCTOBER 31, 2001
----------------------------------------------------------------------------------
Shares sold                                          $    137,479            8,525
Shares issued in reinvestment of distributions              1,445               85
Shares redeemed                                          (195,300)         (12,126)
----------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    (56,376)          (3,516)
----------------------------------------------------------------------------------

TAX AWARE ENHANCED INCOME FUND

                                               CLASS A                      INSTITUTIONAL                       SELECT
                                    ----------------------------    ----------------------------    ----------------------------
                                          AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT          SHARES
--------------------------------------------------------------------------------------------------------------------------------
                                                                     YEAR ENDED OCTOBER 31, 2002*
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                         $     27,851           2,754    $  1,569,397         155,388    $    285,072          28,199
Shares issued in reinvestment of
   distributions                             139              14          25,569           2,532           2,869             284
Shares redeemed                           (9,188)           (909)       (870,067)        (86,164)       (194,742)        (19,269)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
   shares outstanding               $     18,802           1,859    $    724,899          71,756    $     93,199           9,214
--------------------------------------------------------------------------------------------------------------------------------

                                                                     YEAR ENDED OCTOBER 31, 2001*
--------------------------------------------------------------------------------------------------------------------------------
Shares sold                         $         --              --    $    961,536         267,846    $    196,105          39,423
Shares issued in reinvestment of
   distributions                              --              --          14,937           5,498           1,669             640
Shares redeemed                               --              --        (331,121)       (329,304)        (49,498)        (40,117)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund
   shares outstanding               $         --              --    $    645,352         (55,960)   $    148,276             (54)
--------------------------------------------------------------------------------------------------------------------------------

* For Class A Shares, from commencement of offering on November 30, 2001.

TAX AWARE LARGE CAP GROWTH FUND

                                                                   SELECT
                                                     ---------------------------------
                                                        AMOUNT                  SHARES
--------------------------------------------------------------------------------------
                                                      PERIOD ENDED OCTOBER 31, 2002(a)
--------------------------------------------------------------------------------------
Shares sold                                          $     17,363                1,174
Shares issued in reinvestment of distributions                 16                    1
Shares redeemed                                           (97,070)              (6,408)
--------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    (79,691)              (5,233)
--------------------------------------------------------------------------------------

                                                     PERIOD ENDED DECEMBER 31, 2001(b)
--------------------------------------------------------------------------------------
Shares sold                                          $      3,476                  200
Shares issued in reinvestment of distributions                  9                    1
Shares redeemed                                           (21,076)              (1,213)
--------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    (17,591)              (1,012)
--------------------------------------------------------------------------------------

                                                       YEAR ENDED OCTOBER 31, 2001
--------------------------------------------------------------------------------------
Shares sold                                          $     59,090                2,876
Shares issued in reinvestment of distributions            274,390               13,557
Shares redeemed                                          (196,969)             (10,043)
--------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    136,511                6,390
--------------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from December 31 to October 31.
(b) The Fund changed its fiscal year end from October 31 to December 31.

TAX AWARE LARGE CAP VALUE FUND

                                                                   SELECT
                                                     ----------------------------------
                                                        AMOUNT                   SHARES
---------------------------------------------------------------------------------------
                                                      PERIOD ENDED OCTOBER 31, 2002(a)
---------------------------------------------------------------------------------------
Shares sold                                          $     32,489                 1,853
Shares issued in reinvestment of distributions                 35                     2
Shares redeemed                                           (44,202)               (2,451)
---------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    (11,678)                 (596)
---------------------------------------------------------------------------------------

                                                      PERIOD ENDED DECEMBER 31, 2001(b)
---------------------------------------------------------------------------------------
Shares sold                                          $      2,296                   117
Shares issued in reinvestment of distributions                  2                    --^
Shares redeemed                                           (20,687)               (1,067)
---------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    (18,389)                 (950)
---------------------------------------------------------------------------------------

                                                        YEAR ENDED OCTOBER 31, 2001
---------------------------------------------------------------------------------------
Shares sold                                          $     31,977                 1,512
Shares issued in reinvestment of distributions             39,195                 1,801
Shares redeemed                                          (122,062)               (5,749)
---------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares outstanding   $    (50,890)               (2,436)
---------------------------------------------------------------------------------------

(a) The Fund changed its fiscal year end from December 31 to October 31.
(b) The Fund changed its fiscal year end from October 31 to December 31. ^ Amount rounds to less than one thousand.

TAX AWARE SMALL COMPANY OPPORTUNITIES FUND

                                   CLASS A                 CLASS B                 CLASS C                     SELECT
                             --------------------    --------------------    --------------------    -------------------------
                               AMOUNT      SHARES      AMOUNT      SHARES      AMOUNT      SHARES        AMOUNT         SHARES
------------------------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31, 2002
------------------------------------------------------------------------------------------------------------------------------
Shares sold                  $    559          52    $    100          11    $     13           1    $   20,937          1,954
Shares redeemed                  (189)        (23)        (10)         (1)        (27)         (3)     (114,004)       (11,108)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   Fund shares outstanding   $    370          29    $     90          10    $    (14)         (2)   $  (93,067)        (9,154)
------------------------------------------------------------------------------------------------------------------------------

                                                                 PERIOD ENDED OCTOBER 31, 2001*
------------------------------------------------------------------------------------------------------------------------------
Shares sold                  $    262          22    $     85           8    $    156          11    $  298,345         20,797
Shares redeemed                   (33)         (3)         --          --          --          --       (71,069)        (6,575)
------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in
   Fund shares outstanding   $    229          19    $     85           8    $    156          11    $  227,276         14,222
------------------------------------------------------------------------------------------------------------------------------

* For Class A, B and C Shares, from commencement of offering on April 16, 2001. For Select Shares, from commencement of offering on December 12, 2000.

TAX AWARE U.S. EQUITY FUND

                                                          CLASS A               CLASS B               CLASS C
                                                     ------------------    ------------------    ------------------
                                                      AMOUNT     SHARES     AMOUNT     SHARES     AMOUNT     SHARES
-------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED OCTOBER 31, 2002
-------------------------------------------------------------------------------------------------------------------
Shares sold                                          $ 5,976        378    $ 2,946        187    $   333         21
Shares issued in reinvestment of
   distributions                                          19          1          4         --^        --^        --^
Shares redeemed                                         (958)       (69)      (633)       (43)      (121)        (7)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
   outstanding                                       $ 5,037        310    $ 2,317        144    $   212         14
-------------------------------------------------------------------------------------------------------------------

                                                                     PERIOD ENDED OCTOBER 31, 2001*
-------------------------------------------------------------------------------------------------------------------
Shares sold                                          $   992         59    $ 1,294         77    $   116          7
Shares redeemed                                          (83)        (5)        --         --         --         --
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
   outstanding                                       $   909         54    $ 1,294         77    $   116          7
-------------------------------------------------------------------------------------------------------------------

* For Class A, B and C Shares, from commencement of offering on April 16, 2001. ^ Amount rounds to less than one thousand.

                                                                         INSTITUTIONAL                  SELECT
                                                                   ------------------------    ------------------------
                                                                     AMOUNT          SHARES      AMOUNT          SHARES
-----------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED OCTOBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                                        $   64,704         5,750    $   92,692         6,260
Shares issued in reinvestment of distributions                            366            35         1,141            76
Shares redeemed                                                       (16,770)       (1,562)      (64,049)       (4,345)
Redemption in-kind                                                    (10,024)         (834)      (16,421)       (1,000)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
   outstanding                                                     $   38,276         3,389    $   13,363           991
-----------------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------
Shares sold                                                        $   16,235         1,265    $   94,111         5,248
Shares issued in reinvestment of distributions                             50             4           529            29
Shares redeemed                                                        (2,004)         (165)      (66,255)       (3,876)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in Fund shares
   outstanding                                                     $   14,281         1,104    $   28,385         1,401
-----------------------------------------------------------------------------------------------------------------------

JPMORGAN FUNDS
Financial Highlights

                                                               FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
                                                     ----------------------------------------------------------------------
                                                                 CLASS A                                CLASS B
                                                     -------------------------------        -------------------------------
                                                         YEAR             4/30/01*               YEAR            4/30/01*
                                                         ENDED            THROUGH                ENDED           THROUGH
PER SHARE OPERATING PERFORMANCE:                        10/31/02          10/31/01             10/31/02          10/31/01
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $       12.38     $       15.00        $       12.35     $       15.00
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                              0.06              0.08^               (0.03)             0.01^
    Net gains or losses on securities (both
      realized and unrealized)                               (1.53)            (2.70)               (1.48)            (2.66)
                                                     -------------     -------------        -------------     -------------
    Total from investment operations                         (1.47)            (2.62)               (1.51)            (2.65)
                                                     -------------     -------------        -------------     -------------
  Less distributions:
    Dividends from net investment income                      0.01                --                   --                --
                                                     -------------     -------------        -------------     -------------
Net asset value, end of period                       $       10.90     $       12.38        $       10.84     $       12.35
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             (11.85%)          (17.47%)(b)          (12.23%)          (17.67%)(b)
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)             $           7     $           4        $          --@    $          --@
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
    Net expenses                                              1.80%             1.80%                2.30%             2.29%
---------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                              0.40%             0.29%               (0.27%)           (0.20%)
---------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and
      earnings credits                                        2.37%             5.48%+               2.84%            20.63%+
---------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers,
      reimbursements and earnings credits                    (0.17%)           (3.39%)+             (0.81%)          (18.54%)+
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                         97%               43%(b)               97%               43%(b)
---------------------------------------------------------------------------------------------------------------------------

                                                               FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND
                                                     ----------------------------------------------------------------------
                                                                 CLASS C                             INSTITUTIONAL
                                                     -------------------------------        -------------------------------
                                                         YEAR             4/30/01*               YEAR            5/1/01*
                                                         ENDED            THROUGH                ENDED           THROUGH
PER SHARE OPERATING PERFORMANCE:                        10/31/02          10/31/01             10/31/02          10/31/01
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $       12.35     $       15.00        $       12.43     $       15.00
---------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                              0.03             (0.02)^               0.14             0.07^
    Net gains or losses on securities (both
      realized and unrealized)                               (1.55)            (2.63)               (1.51)            (2.64)
                                                     -------------     -------------        -------------     -------------
    Total from investment operations                         (1.52)            (2.65)               (1.37)            (2.57)
                                                     -------------     -------------        -------------     -------------
  Less distributions:
    Dividends from net investment income                        --                --                 0.04                --
                                                     -------------     -------------        -------------     -------------
Net asset value, end of period                       $       10.83     $       12.35        $       11.02     $       12.43
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                             (12.31%)          (17.67%)(b)          (11.08%)          (17.13%)(b)
===========================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)             $          --@    $          --@       $         149     $         176
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------
    Net expenses                                              2.30%             2.28%                1.00%             1.00%
---------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                              0.18%            (0.19%)               1.08%             1.09%
---------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and
      earnings credits                                        2.84%            37.67%+               1.32%             1.33%
---------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers,
      reimbursements and earnings credits                    (0.36%)          (35.58%)+              0.76%             0.76%
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                         97%               43%(b)               97%               43%(b)
---------------------------------------------------------------------------------------------------------------------------

 *   Commencement of offering of class of shares.
 ^   Calculated based on average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (b) Not annualized.
 @   Amount rounds to less than one million.
 #   Short periods have been annualized.
 + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                       TAX AWARE DISCIPLINED EQUITY FUND
                                                ------------------------------------------------------------------------------
                                                                                  INSTITUTIONAL
                                                ------------------------------------------------------------------------------
                                                                                   YEAR ENDED
                                                ------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                  10/31/02         10/31/01         10/31/00        10/31/99        10/31/98
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $      14.36     $      18.87     $      18.19    $      14.71    $      12.08
------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                        0.14             0.14             0.15            0.15            0.11
    Net gains or losses on securities (both
      realized and unrealized)                         (2.57)           (4.57)            0.68            3.48            2.68
                                                ------------     ------------     ------------    ------------    ------------
    Total from investment operations                   (2.43)           (4.43)            0.83            3.63            2.79
                                                ------------     ------------     ------------    ------------    ------------
  Less distributions:
    Dividends from net investment income                0.19             0.08             0.15            0.15            0.16
                                                ------------     ------------     ------------    ------------    ------------
Net asset value, end of period                  $      11.74     $      14.36     $      18.87    $      18.19    $      14.71
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                          (17.13%)         (23.55%)           4.54%          24.72%          23.26%
==============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)        $        194     $        313     $        478    $        341    $         90
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                        0.55%            0.55%            0.55%           0.55%           0.55%
------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                        0.93%            0.77%            0.78%           0.94%           0.97%
------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
      and earnings credits                              0.70%            0.60%            0.59%           0.65%           1.02%
------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and earnings
      credits                                           0.78%            0.72%            0.74%           0.84%           0.50%
------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   60%              44%              51%             40%             57%
------------------------------------------------------------------------------------------------------------------------------

                       See notes to financial statements.

                                                                        TAX AWARE ENHANCED INCOME FUND
                                              ---------------------------------------------------------------------------------
                                                CLASS A                          INSTITUTIONAL
                                              ----------        ---------------------------------------------------------------
                                               11/30/01*                          YEAR ENDED                         4/16/99*
                                               THROUGH          --------------------------------------------         THROUGH
PER SHARE OPERATING PERFORMANCE:               10/31/02          10/31/02        10/31/01^       10/31/00^          10/31/99^
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    10.10        $    10.10      $      9.95    $        9.95      $       10.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                    0.16              0.22             0.39             0.45               0.20
    Net gains or losses on securities (both
      realized and unrealized)                     (0.01)            (0.01)            0.15               --              (0.05)
                                              ----------        ----------      -----------    -------------      -------------
    Total from investment operations                0.15              0.21             0.54             0.45               0.15
                                              ----------        ----------      -----------    -------------      -------------
  Less distributions:
    Dividends from net investment income            0.16              0.23             0.39             0.45               0.20
    Distributions from capital gains                0.01              0.01               --               --                 --
                                              ----------        ----------      -----------    -------------      -------------
    Total distributions                             0.17              0.24             0.39             0.45               0.20
                                              ----------        ----------      -----------    -------------      -------------
Net asset value, end of period                $    10.08        $    10.07      $     10.10    $        9.95      $        9.95
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                     1.42%(b)          2.01%            5.63%            4.55%              1.57%(b)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)      $       19        $    1,671      $       951    $         299      $         355
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                    0.75%             0.25%            0.25%            0.25%              0.25%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income                           1.55%             2.20%            3.80%            4.43%              4.01%
-------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
      and earnings credits                          1.06%             0.54%            0.50%            0.50%              0.57%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and earnings
      credits credits                               1.23%             1.90%            3.55%            4.18%              3.69%
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              186%              186%             142%             172%                69%(b)
-------------------------------------------------------------------------------------------------------------------------------

                                                              TAX AWARE ENHANCED INCOME FUND
                                              --------------------------------------------------------------
                                                                           SELECT
                                              --------------------------------------------------------------
                                                                YEAR ENDED                        5/6/99*
                                              ---------------------------------------------       THROUGH
PER SHARE OPERATING PERFORMANCE:               10/31/02          10/31/01^       10/31/00^       10/31/99^
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    10.11        $     9.95      $      9.95    $       10.00
------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                    0.20              0.36             0.40             0.20
    Net gains or losses on securities (both
      realized and unrealized)                     (0.02)             0.16               --            (0.05)
                                              ----------        ----------      -----------    -------------
    Total from investment operations                0.18              0.52             0.40             0.15
                                              ----------        ----------      -----------    -------------
  Less distributions:
    Dividends from net investment income            0.20              0.36             0.40             0.20
    Distributions from capital gains                0.01                --               --               --
                                              ----------        ----------      -----------    -------------
    Total distributions                             0.21              0.36             0.40             0.20
                                              ----------        ----------      -----------    -------------
Net asset value, end of period                $    10.08        $    10.11      $      9.95    $        9.95
------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                     1.75%             5.47%            4.29%            1.29%(b)
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)      $      278        $      186      $        37    $          28
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
------------------------------------------------------------------------------------------------------------
    Net expenses                                    0.50%             0.50%            0.50%            0.50%
------------------------------------------------------------------------------------------------------------
    Net investment income                           1.94%             3.51%            4.23%            3.75%
------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
      and earnings credits                          0.70%             0.67%            0.67%            0.72
------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      earnings credits credits                      1.74%             3.34%            4.06%            3.53%
------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              186%              142%             172%              69%(b)
------------------------------------------------------------------------------------------------------------

 *   Commencement of offering of class of shares.
 ^ On August 17, 2001, the class underwent a reverse split of shares. Prior periods have been restated to reflect the split (1 to 5).
 (1) Total return figures do not include the effect of any front-end sales load.
 #   Short periods have been annualized.
 (b) Not annualized.

                       See notes to financial statements.

                                                                        TAX AWARE LARGE CAP GROWTH FUND^+
                                           ---------------------------------------------------------------------------------------
                                                                                      SELECT
                                           ---------------------------------------------------------------------------------------
                                             1/1/02             11/1/01                             YEAR ENDED
                                             THROUGH            THROUGH       ----------------------------------------------------
PER SHARE OPERATING PERFORMANCE:           10/31/02(a)        12/31/01(b)     10/31/01         10/31/00      10/31/99     10/31/98
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     17.39        $     16.32     $   42.93       $   47.54     $   37.36    $   32.30
----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                  0.04               0.02          0.04            0.04          0.30         0.34
    Net gains or losses on securities
      (both realized and unrealized)             (4.36)              1.07        (11.41)          (0.07)        13.66         8.23
                                           -----------        -----------     ---------       ---------     ---------    ---------
    Total from investment operations             (4.32)              1.09        (11.37)          (0.03)        13.96         8.57
                                           -----------        -----------     ---------       ---------     ---------    ---------
  Less distributions:
    Dividends from net investment income          0.04               0.02          0.04            0.03          0.30         0.34
    Distributions from capital gains                --                 --         15.20            4.55          3.48         3.17
                                           -----------        -----------     ---------       ---------     ---------    ---------
    Total distributions                           0.04               0.02         15.24            4.58          3.78         3.51
                                           -----------        -----------     ---------       ---------     ---------    ---------
Net asset value, end of period             $     13.03        $     17.39     $   16.32       $   42.93     $   47.54    $   37.36
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                    (24.84%)(c)          6.70%(c)    (33.30%)         (0.91%)       39.78%       29.12%
==================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)   $       257        $       433     $     423       $     839     $     901    $     654
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                  0.68%              0.55%         0.49%           0.47%         0.03%        0.02%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                  0.34%              0.56%         0.21%           0.08%         0.69%        0.98%
----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings credits         0.85%              0.85%         0.85%           0.80%         0.59%        0.60%
----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and
      earnings credits                            0.17%              0.26%        (0.15%)         (0.25%)        0.13%        0.40%
----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                             46%(c)              3%(c)        84%             74%           26%          22%
----------------------------------------------------------------------------------------------------------------------------------

 ^   Formerly the JPMorgan Select Large Cap Growth Fund.
 + On November 20, 1998, the Fund underwent a split of shares. Prior period has been restated to reflect the split.
 (a) The fund changed its fiscal year end from December 31 to October 31.
 (b) The fund changed its fiscal year end from October 31 to December 31.
 (c) Not annualized.
 #   Short periods have been annualized.

                       See notes to financial statements.

                                                                        TAX AWARE LARGE CAP VALUE FUND^+
                                          -----------------------------------------------------------------------------------------
                                                                                    SELECT
                                          -----------------------------------------------------------------------------------------
                                             1/1/02           11/1/01                               YEAR ENDED
                                            THROUGH           THROUGH        ------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:          10/31/02(a)       12/31/01(b)        10/31/01       10/31/00      10/31/99      10/31/98
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period      $     19.74       $     18.44      $     25.57    $     27.53   $     28.89   $     34.22
-----------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                 0.22              0.03             0.20           0.21          0.65          0.85
    Net gains or losses on securities
      (both realized and unrealized)            (3.74)             1.30            (5.41)          1.40          1.69          1.50
                                          -----------       -----------      -----------    -----------   -----------   -----------
    Total from investment operations            (3.52)             1.33            (5.21)          1.61          2.34          2.35
                                          -----------       -----------      -----------    -----------   -----------   -----------
  Less distributions:
    Dividends from net investment income         0.21              0.03             0.19           0.17          0.67          0.83
    Distributions from capital gains               --                --             1.73           3.40          3.03          6.85
                                          -----------       -----------      -----------    -----------   -----------   -----------
    Total distributions                          0.21              0.03             1.92           3.57          3.70          7.68
                                          -----------       -----------      -----------    -----------   -----------   -----------
Net asset value, end of period            $     16.01       $     19.74      $     18.44    $     25.57   $     27.53   $     28.89
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                   (17.94%)(c)         7.20%(c)       (21.43%)         6.35%         8.18%         7.62%
===================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)  $       327       $       415      $       406    $       625   $       787   $       923
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-----------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                 0.79%             0.69%            0.69%          0.68%         0.03%         0.03%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income                        1.43%             0.91%            0.93%          0.83%         2.25%         2.85%
-----------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers,
      reimbursements and earnings
      credits                                    0.85%             0.85%            0.87%          0.80%         0.58%         0.59%
-----------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and
      earnings credits                           1.37%             0.75%            0.75%          0.71%         1.70%         2.29%
-----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            80%(c)             0%(c)            8%            43%          146%          148%
-----------------------------------------------------------------------------------------------------------------------------------

 ^   Formerly JPMorgan Select Equity Income Fund.
 + On November 20, 1998, the Fund underwent a split of shares. Prior period has been restated to reflect the split.
 (a) The fund changed its fiscal year end from December 31 to October 31.
 (b) The fund changed its fiscal year end from October 31 to December 31.
 (c) Not annualized.
 #   Short periods have been annualized.

                       See notes to financial statements.

                                                               TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
                                                  --------------------------------------------------------------------
                                                             CLASS A                                CLASS B
                                                  -----------------------------          -----------------------------
                                                      YEAR           4/16/01*                YEAR           4/16/01*
                                                      ENDED          THROUGH                 ENDED          THROUGH
PER SHARE OPERATING PERFORMANCE:                    10/31/02         10/31/01              10/31/02         10/31/01
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      10.39     $      12.17          $      10.42     $      12.17
----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                         (0.17)^          (0.08)^               (0.19)^          (0.11)^
    Net gains or losses on securities (both
      realized and unrealized)                           (2.85)           (1.70)                (2.88)           (1.64)
                                                  ------------     ------------          ------------     ------------
    Total from investment operations                     (3.02)           (1.78)                (3.07)           (1.75)
                                                  ------------     ------------          ------------     ------------
  Less distributions:
    Dividends from net investment income                    --               --                    --               --
                                                  ------------     ------------          ------------     ------------
Net asset value, end of period                    $       7.37     $      10.39          $       7.35     $      10.42
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         (29.07%)         (14.63%)(b)           (29.46%)         (14.38%)(b)
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)          $         --@    $         --@         $         --@    $         --@
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------
    Net expenses                                          1.65%            1.64%                 2.15%            2.15%
----------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                         (1.34%)          (1.10%)               (1.83%)          (1.61%)
----------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
      and earnings credits                                9.36%+          17.86%+                9.69%+          50.28%+
----------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and earnings
      credits                                            (9.05%)+        (17.32)+               (9.37%)+        (49.74%)+
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     69%              92%(b)                69%              92%(b)
----------------------------------------------------------------------------------------------------------------------

                                                               TAX AWARE SMALL COMPANY OPPORTUNITIES FUND
                                                  --------------------------------------------------------------------
                                                             CLASS C                                 SELECT
                                                  -----------------------------          -----------------------------
                                                      YEAR           4/16/01*                YEAR           12/12/00*
                                                      ENDED          THROUGH                 ENDED          THROUGH
PER SHARE OPERATING PERFORMANCE:                    10/31/02         10/31/01              10/31/02         10/31/01
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      10.36     $      12.17          $      10.42     $      15.00
----------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                         (0.18)^          (0.11)^               (0.11)^          (0.08)^
    Net gains or losses on securities (both
      realized and unrealized)                           (2.87)           (1.70)                (2.90)           (4.50)
                                                  ------------     ------------          ------------     ------------
    Total from investment operations                     (3.05)           (1.81)                (3.01)           (4.58)
                                                  ------------     ------------          ------------     ------------
  Less distributions:
    Dividends from net investment income                    --               --                    --               --
                                                  ------------     ------------          ------------     ------------
Net asset value, end of period                    $       7.31     $      10.36          $       7.41     $      10.42
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                         (29.44%)         (14.87%)(b)           (28.89%)         (30.53%)(b)
======================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)          $         --@    $         --@         $         38     $        149
----------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------------
    Net expenses                                          2.15%            2.09%                 1.35%            1.22%
----------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)                         (1.84%)          (1.55%)               (1.04%)          (0.68%)
----------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
      and earnings credits                               10.00%+          18.24%+                1.45%            1.22%
----------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and earnings
      credits                                            (9.69%)+        (17.74%)+              (1.14%)          (0.68%)
----------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     69%              92%(b)                69%              92%(b)
----------------------------------------------------------------------------------------------------------------------

 *   Commencement of offering of class of shares.
 ^   Calculated based on average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (b) Not annualized.
 @   Amount rounds to less than one million.
 #   Short periods have been annualized.
 + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                  TAX AWARE U.S. EQUITY FUND
                                              ------------------------------------------------------------------
                                                         CLASS A                              CLASS B
                                              -----------------------------        -----------------------------
                                                  YEAR           4/16/01*               YEAR           4/16/01*
                                                  ENDED          THROUGH               ENDED           THROUGH
PER SHARE OPERATING PERFORMANCE:                10/31/02         10/31/01            10/31/02         10/31/01
----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      15.58     $      16.88        $      15.47     $      16.88
----------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                      0.10             0.03^               0.03            (0.03)^
    Net gains or losses on securities (both
      realized and unrealized)                       (2.71)           (1.27)              (2.71)           (1.33)
                                              ------------     ------------        ------------     ------------
    Total from investment operations                 (2.61)           (1.24)              (2.68)           (1.36)
                                              ------------     ------------        ------------     ------------
  Less distributions:
    Dividends from net investment income              0.11             0.06                0.03             0.05
                                              ------------     ------------        ------------     ------------
Net asset value, end of period                $      12.86     $      15.58        $      12.76     $      15.47
----------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                     (16.89%)          (7.38%)(b)         (17.35%)          (8.09%)(b)
================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)      $          5     $          1        $          3     $          1
----------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
----------------------------------------------------------------------------------------------------------------
    Net expenses                                      1.10%            1.04%               1.60%            1.60%
----------------------------------------------------------------------------------------------------------------
    Net investment income                             0.52%            0.33%               0.00%^^         (0.35%)
----------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
      and earnings credits                            1.88%            8.73%+              2.39%            7.71%+
----------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and earnings
      credits                                        (0.26%)          (7.36%)+            (0.79%)          (6.46%)+
----------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 27%              22%(b)              27%              22%(b)
----------------------------------------------------------------------------------------------------------------

                                                                           TAX AWARE U.S. EQUITY FUND
                                              ---------------------------------------------------------------------------------
                                                         CLASS C                                   INSTITUTIONAL
                                              -----------------------------        --------------------------------------------
                                                  YEAR           4/16/01*               YEAR           YEAR          9/15/00*
                                                 ENDED           THROUGH                ENDED          ENDED         THROUGH
PER SHARE OPERATING PERFORMANCE:                10/31/02        10/31/01              10/31/02        10/31/01       10/31/00
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $      15.45     $      16.88        $      11.15     $      14.73    $     15.00
-------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                      0.04            (0.02)^              0.12             0.08^          0.01^
    Net gains or losses on securities (both
      realized and unrealized)                       (2.71)           (1.35)              (1.94)           (3.55)         (0.28)
                                              ------------     ------------        ------------     ------------    -----------
    Total from investment operations                 (2.67)           (1.37)              (1.82)           (3.47)         (0.27)
                                              ------------     ------------        ------------     ------------    -----------
  Less distributions:
    Dividends from net investment income              0.04             0.06                0.16             0.11             --
                                              ------------     ------------        ------------     ------------    -----------
Net asset value, end of period                $      12.74     $      15.45        $       9.17     $      11.15    $     14.73
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)                                     (17.35%)          (8.16%)(b)         (16.50%)         (23.67%)        (1.80%)(b)
===============================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)      $         --@    $         --@       $         41     $         12    $        --@
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
-------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                      1.60%            1.57%               0.70%            0.70%          0.70%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income                             0.00%^^         (0.17%)              0.92%            0.69%          0.51%
-------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements
      and earnings credits                            2.38%           23.55%+              0.84%            0.93%          0.85%
-------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without
      waivers, reimbursements and earnings
      credits                                        (0.78%)         (22.15%)+             0.78%            0.46%          0.36%
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 27%              22%(b)              27%              22%            15%(b)
-------------------------------------------------------------------------------------------------------------------------------

 *   Commencement of offering of class of shares.
 ^   Calculated based on average shares outstanding.
 (1) Total return figures do not include the effect of any front-end or deferred sales load.
 (b) Not annualized
 @   Amount rounds to less than one million.
 #   Short periods have been annualized.
 ^^  Amount rounds to less than .005%.
 + Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                       See notes to financial statements.

                                                                                       TAX AWARE U.S. EQUITY FUND
                                                                       ----------------------------------------------------------
                                                                                                  SELECT
                                                                       ----------------------------------------------------------
                                                                                                YEAR ENDED
                                                                       ----------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:                                       10/31/02     10/31/01     10/31/00    10/31/99    10/31/98
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $  15.59     $  20.51     $  18.73    $  15.19    $  12.57
---------------------------------------------------------------------------------------------------------------------------------
  Income from investment operations:
    Net investment income (loss)                                           0.10         0.10^        0.09        0.10        0.08
    Net gains or losses on securities (both realized and unrealized)      (2.69)       (4.96)        1.77        3.55        2.65
                                                                       --------     --------     --------    --------    --------
    Total from investment operations                                      (2.59)       (4.86)        1.86        3.65        2.73
                                                                       --------     --------     --------    --------    --------
  Less distributions:
    Dividends from net investment income                                   0.12         0.06         0.08        0.11        0.11
                                                                       --------     --------     --------    --------    --------
Net asset value, end of period                                         $  12.88     $  15.59     $  20.51    $  18.73    $  15.19
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                             (16.70%)     (23.76%)       9.96%      24.05%      21.81%
=================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
    Net assets, end of period (millions)                               $    187     $    212     $    249    $    163    $     77
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:#
---------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                                           0.84%        0.84%        0.85%       0.85%       0.85%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income                                                  0.73%        0.56%        0.46%       0.58%       0.63%
---------------------------------------------------------------------------------------------------------------------------------
    Expenses without waivers, reimbursements and earnings credits          0.97%        0.87%        0.85%       0.90%       1.09%
---------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss) without waivers,
      reimbursements and earnings credits                                  0.60%        0.53%        0.46%       0.53%       0.39%
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                      27%          22%          15%         29%         44%
---------------------------------------------------------------------------------------------------------------------------------

 ^   Calculated based on average shares outstanding.
 #   Short periods have been annualized.

                       See notes to financial statements.

JPMORGAN FUNDS
REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan Series Trust, Mutual Fund Group and Mutual Fund Select Group

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Fleming Tax Aware International Opportunities Fund, JPMorgan Tax Aware Disciplined Equity Fund, JPMorgan Tax Aware Enhanced Income Fund, JPMorgan Tax Aware Large Cap Growth Fund (formerly the JPMorgan Select Large Cap Growth Fund), JPMorgan Tax Aware Large Cap Value Fund (formerly the JPMorgan Select Equity Income Fund), JPMorgan Tax Aware Small Company Opportunities Fund and JPMorgan Tax Aware U.S. Equity Fund (the "Funds") at October 31, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 19, 2002

JPMORGAN FUNDS
TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                           POSITIONS                                                   NUMBER OF PORT-     OTHER
                           HELD WITH                          PRINCIPAL                FOLIOS IN JPMORGAN  DIRECTORSHIPS
                           EACH         TERM OF OFFICE        OCCUPATIONS              FUND COMPLEX        HELD OUTSIDE
NAME, CONTACT ADDRESS      JPMORGAN     AND LENGTH OF         DURING PAST              OVERSEEN BY         JPMORGAN FUND
AND DATE OF BIRTH          TRUST        TIME SERVED           5 YEARS                  TRUSTEE             COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;      Trustee      Trustee of            Retired; Vice            75                  None
522 Fifth Avenue,                       Funds that            President and
New York, NY 10036;                     are series of         Treasurer of Ingersoll-
12/4/1941                               JPMF, JPMIF and       Rand Company
                                        JPMST since 2001,
                                        Funds that
                                        are series of
                                        MFSG since
                                        1996 and
                                        Funds that
                                        are series of
                                        MFG since 1987.

Roland R. Eppley, Jr.;     Trustee      Trustee of            Retired                  75                  Trustee of  Janel
522 Fifth Avenue,                       Funds that                                                         Hydraulics, Inc.
New York, NY 10036;                     are series of
4/1/1932                                JPMF, JPMIF and
                                        JPMST since 2001,
                                        Funds that
                                        are series of
                                        MFSG since
                                        1996 and
                                        Funds that
                                        are series of
                                        MFG since 1989.

Ann Maynard Gray;          Trustee      Since 2001            President of             75                  Director of Duke Energy
522 Fifth Avenue,                                             Diversified                                  Corporation, Elan
New York, NY 10036;                                           Publishing                                   Corporation, plc
8/22/1945                                                     Group; Formerly                              and The Phoenix
                                                              Vice                                         Companies
                                                              President, Capital
                                                              Cities/ABC, Inc.

Matthew Healey;            Trustee and  Trustee of            Retired; Chief           75                  None
522 Fifth Avenue,          President    Funds that            Executive Officer of
New York, NY 10036;        of the       are series of         certain J.P. Morgan
8/23/1937                  Board of     JPMF since            Fund Trusts
                           Trustees     1982, Funds
                                        that are series of
                                        JPMIF since 1992,
                                        Funds that are
                                        series of JPMST
                                        since 1996
                                        and Funds that
                                        are series of
                                        MFG and MFSG
                                        since 2001.

Fergus Reid, III;          Trustee and  Trustee of            Chairman and Chief       75                  Trustee of  Morgan
522 Fifth Avenue,          Chairman of  Funds that are        Executive Officer,                           Stanley Funds
New York, NY 10036;        the Board    series of JPMF,       Lumelite Corporation
8/12/1932                  of Trustees  JPMIF and JPMST
                                        since 2001, Funds
                                        that are series
                                        of MFSG since
                                        1996 and Funds
                                        that are series of
                                        MFG since 1987.

                                       110

                           POSITIONS                                                   NUMBER OF PORT-     OTHER
                           HELD WITH                          PRINCIPAL                FOLIOS IN JPMORGAN  DIRECTORSHIPS
                           EACH         TERM OF OFFICE        OCCUPATIONS              FUND COMPLEX        HELD OUTSIDE
NAME, CONTACT ADDRESS      JPMORGAN     AND LENGTH OF         DURING PAST              OVERSEEN BY         JPMORGAN FUND
AND DATE OF BIRTH          TRUST        TIME SERVED           5 YEARS                  TRUSTEE             COMPLEX
-----------------------------------------------------------------------------------------------------------------------------------
James J. Schonbachler;     Trustee      Since 2001            Retired; Managing        75                  Director of Jonathans
522 Fifth Avenue,                                             Director of Bankers                          Landing Golf Club, Inc.
New York, NY 10036;                                           Trust Company,
1/26/1943                                                     Group Head and
                                                              Director, Bankers
                                                              Trust, A.G., Zurich
                                                              and Director,
                                                              BT Brokerage Corp.

Robert J. Higgins;         Trustee      Since 2002            Retired; President,      75                  Director of Providian
522 Fifth Avenue,                                             Fleet Boston Financial                       Financial Corp., Lincoln
New York, NY 10036;                                           Corp.                                        Center for Performing
10/9/1945                                                                                                  Arts and  Rhode Island
                                                                                                           School of Design

INTERESTED TRUSTEE(S)

Leonard M. Spalding*       Trustee      Trustee of            Retired; Chief           75                  Director of Greenview
522 Fifth Avenue,                       Funds that are        Executive Officer of                         Trust Co.
New York, NY 10036;                     series of JPMF,       Chase Mutual Funds;
7/20/1935                               JPMIF and JPMST       President and Chief
                                        since 2001 and        Executive Officer of
                                        Funds that are        Vista Capital
                                        series of MFG         Management; Chief
                                        and MFSG              Investment Executive
                                        since 1998.           of the Chase
                                                              Manhattan Private
                                                              Bank

* Mr. Spalding is deemed to be an "interested person" due to his ownership of equity securities of J.P. Morgan Chase & Co.

NAME, CONTACT                       POSITIONS HELD        TERM OF OFFICE
ADDRESS AND                         WITH EACH             AND LENGTH OF     PRINCIPAL OCCUPATIONS
DATE OF BIRTH                       JPMORGAN TRUST        TIME SERVED       DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
George Gatch;                       President             Since 2001        Managing Director, J.P. Morgan Investment
522 Fifth Avenue, New York,                                                 Management, Inc. ("JPMIM") and
NY 10036;                                                                   J.P. Morgan Fleming Asset Management (USA),
12/21/1962                                                                  Inc. ("JPMFAM(USA)") and head of
                                                                            JPMorgan Fleming's U.S. Mutual Funds and
                                                                            Financial Intermediaries Business ("FFI")

David Wezdenko;                     Treasurer             Since 2001        Managing Director JPMIM and
522 Fifth Avenue, New York,                                                 JPMFAM(USA) and Chief Operating Officer
NY 10036;                                                                   for FFI
10/2/1963

Sharon Weinberg;                    Secretary             Since 2001        Managing Director JPMIM and
522 Fifth Avenue, New York,                                                 JPMFAM(USA) and head of Business and
NY 10036;                                                                   Product Strategy for FFI
6/15/1959

Michael Moran;                      Vice President        Since 2001        Vice President, JPMIM and JPMFAM(USA)
522 Fifth Avenue, New York,         and Assistant                           and Controller for FFI
NY 10036;                           Treasurer
7/14/1969

Stephen Ungerman;                   Vice President        Since 2001        Vice President, JPMIM and JPMFAM(USA),
522 Fifth Avenue, New York,         and Assistant                           Head of the Fund Service Group within Fund
NY 10036;                           Treasurer                               Administration, formerly Tax Director and
6/2/1953                                                                    Co-head of Fund Administration, Prudential
                                                                            Insurance Co. and formerly Assistant
                                                                            Treasurer of mutual funds, Prudential
                                                                            Insurance Co.

Judy R. Bartlett;                   Vice President        Since 2001        Vice President and Assistant General Counsel,
522 Fifth Avenue, New York,         and Assistant                           JPMIM and JPMFAM(USA), formerly
NY 10036;                           Secretary                               attorney and Assistant Secretary, Mainstay
5/29/1965                                                                   Funds and associate at law firm of Willkie,
                                                                            Farr & Gallagher

Joseph J. Bertini;                  Vice President        Since 2001        Vice President and Assistant General Counsel,
522 Fifth Avenue, New York,         and Assistant                           JPMIM and JPMFAM(USA) and formerly
NY 10036;                           Secretary                               attorney in the Mutual Fund Group,
11/4/1965                                                                   SunAmerica Asset Management, Inc.

Thomas J. Smith;                    Vice President        Since 2002        Vice President and Head of Compliance, J.P.
522 Fifth Avenue, New York,         and Assistant                           Morgan Chase & Co's. asset management
NY 10036;                           Secretary                               business in the Americas, formerly member of
6/24/1955                                                                   Investment Management - Risk
                                                                            Management/Compliance Group for the Chase
                                                                            Manhattan Corporation

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

TAX LETTER (UNAUDITED)

JPMORGAN FLEMING TAX AWARE INTERNATIONAL OPPORTUNITIES FUND ("FTAIO") JPMORGAN TAX AWARE DISCIPLINED EQUITY FUND ("TADE")
JPMORGAN TAX AWARE ENHANCED INCOME FUND ("TAEI")
JPMORGAN TAX AWARE LARGE CAP GROWTH FUND ("TALCG")
JPMORGAN TAX AWARE LARGE CAP VALUE FUND ("TALCV")
JPMORGAN TAX AWARE SMALL COMPANY OPPORTUNITIES FUND ("TASCO")
JPMORGAN TAX AWARE U.S. EQUITY FUND ("TAUSE")

Certain tax information regarding the JPMorgan Tax Aware Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended October 31, 2002. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2002. The information necessary to complete your income tax returns for the calendar year ending December 31, 2002 will be received under separate cover.

FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002:

The dividends paid from net investment income are 69.64% exempt from federal income tax for TAEI.

For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 15.82% for TAEI.

The following schedule represents the percentage of distribution eligible for the dividends received deductions.

                   DIVIDENDS RECEIVED
FUND                   DEDUCTION
-------------------------------------
FTAIO                        --
TADE                     100.00
TAEI                         --
TALCG                    100.00
TALCV                    100.00
TASCO                        --
TAUSE                    100.00

For the fiscal year ended October 31, 2002, FTAIO intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign tax expenses on October 31, 2002 are as follows (Amounts in thousands):

FUND             FOREIGN TAX PASS THROUGH
-----------------------------------------
FTAIO                        $319

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2002. These shareholders will receive more detailed information along with 2002 Form 1099-DIV.

JPMORGAN FUNDS

U.S. EQUITY FUNDS
Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Disciplined Equity Value Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

SELECT FUNDS
Select Balanced Fund
Select International Equity Fund
Select Large Cap Equity Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund

TAX AWARE FUNDS
Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Small Company Opportunities Fund
Tax Aware U.S. Equity Fund

SPECIALTY FUNDS
Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q Technology Fund
Market Neutral Fund

INTERNATIONAL EQUITY FUNDS
Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Growth Fund
Fleming International Value Fund
Fleming International Opportunities Fund
Fleming Japan Fund
Fleming Asia Equity Fund

INCOME FUNDS
Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Short Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAXFREE FUNDS
California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS
100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

ANNUAL REPORT

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.








                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039

      (C) J.P. Morgan Chase & Co., 2002 All Rights Reserved. December 2002

                                                                      AN-TA-1002